Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2021

			SHARES	COST	FAIR VALUE
Equities — 0.4%*:
Common Stocks — 0.4%*:
Beverage, Food and Tobacco — 0.1%*:
CTI Foods Holding Co. LLC(a)			4,657	$495,155	$469,426

Broadcasting and Entertainment — 0.1%*:
Technicolor SA(b)			88,751	34,103	301,218

Finance — 0.0%*:
Travelex Topco Ltd.(a),(b)			1,622	—	—

Healthcare, Education and Childcare — 0.1%*:
Don Jersey Topco Ltd.(a),(b)			292,469	195,070	305,406

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC(a)			1,769	171,860	—

Oil and Gas — 0.1%*:
Fieldwood Energy LLC(a)			26,365	568,599	—
Fieldwood Energy LLC(a)			6,469	226,415	—
Kelly Topco Ltd.(b)			7,801	327,642	649,433
Sabine Oil & Gas LLC(a)			394	22,597	5,122

Total Oil and Gas			41,029	1,145,253	654,555

Total Common Stocks			430,297	2,041,441	1,730,605

Warrant — 0.0%*:
Finance — 0.0%*:
Travelex Topco Ltd.(b)			285	—	28,801

Total Equities			430,582	2,041,441	1,759,406

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 92.2%*:
Bank Loans — 88.3%*(c):
Aerospace and Defense — 1.5%*:
AAdvantage Loyalty IP Ltd., 3M LIBOR + 4.750%	5.50%	4/20/2028	1,013,025	1,002,894	1,046,931
American Airlines, Inc., 1M LIBOR + 1.750%	1.84	6/27/2025	494,898	446,520	473,108
CEP IV Investment 16 S.a.r.l., 3M LIBOR + 7.750%(b)	8.75	10/3/2025	900,000	829,823	847,692
Peraton Corp., 1M LIBOR + 3.750%	4.50	2/1/2028	704,603	701,396	704,716
TransDigm, Inc., 1M LIBOR + 2.250%	2.33	12/9/2025	1,481,156	1,391,228	1,462,641
TransDigm, Inc., 1M LIBOR + 2.250%	2.33	5/30/2025	486,300	485,013	480,173
United Airlines, Inc., 3M LIBOR + 3.750%	4.50	4/21/2028	1,193,061	1,196,274	1,200,386

Total Aerospace and Defense			6,273,043	6,053,148	6,215,647

Automobile — 1.1%*:
Clarios Global LP, 1M LIBOR + 3.250%	3.34	4/30/2026	970,424	969,993	965,572
Clarios Global LP, EURIBOR + 3.250%	3.25	4/30/2026	1,000,000	1,189,982	1,146,766
Constellation Automotive Ltd., 3M LIBOR + 4.750%(b)	7.58	7/16/2029	500,000	681,194	684,230
Constellation Automotive Ltd., 3M LIBOR + 4.750%(b)	4.83	6/30/2028	500,000	681,194	673,282
DexKo Global, Inc., 3M LIBOR + 3.250%	4.25	7/24/2024	299,557	300,652	299,264

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Automobile (continued):
Gates Global LLC, 1M LIBOR + 2.500%	3.25%	3/31/2027	994,988	$992,618	$992,878

Total Automobile			4,264,969	4,815,633	4,761,992

Beverage, Food and Tobacco — 2.4%*:
1011778 B.C. Unlimited Liability Co., 1M LIBOR + 1.750%(b)	1.84	11/19/2026	496,212	489,451	489,801
Amphora Finance Ltd., LIBOR - GBP + 4.750%(b)	4.80	5/23/2025	500,000	662,358	647,931
City Brewing Company, LLC, 3M LIBOR + 3.500%	4.25	4/5/2028	437,190	435,149	432,635
CTI Foods Holding Co, LLC, 6M LIBOR + 9.000%(a)	10.00	5/3/2024	208,488	208,488	195,979
CTI Foods Holding Co, LLC, 6M LIBOR + 7.000%(a)	8.00	5/3/2024	315,645	312,502	315,645
Deoleo S.A., EURIBOR + 4.000%(b)	5.00	6/24/2025	116,529	131,392	133,520
Froneri International Ltd., EURIBOR + 2.375%(b)	2.38	1/29/2027	1,000,000	1,207,170	1,131,800
IRB Holding Corp., 3M LIBOR + 3.250%	4.25	12/15/2027	997,488	999,803	998,734
IRB Holding Corp., 3M LIBOR + 2.750%	3.75	2/5/2025	2,031,379	2,033,344	2,027,784
Sunshine Investments B.V., 3M LIBOR + 2.750%(b)	2.87	3/28/2025	154,303	153,916	153,193
Welbilt, Inc., 1M LIBOR + 2.500%	2.58	10/23/2025	2,000,000	1,873,334	1,993,340
White Cap Buyer LLC, 3M LIBOR + 4.000%	4.50	10/19/2027	1,496,231	1,501,098	1,499,628

Total Beverage, Food and Tobacco			9,753,465	10,008,005	10,019,990

Broadcasting and Entertainment — 5.2%*:
Altice USA, Inc., 1M LIBOR + 2.250%	2.33	7/17/2025	1,644,895	1,632,587	1,620,222
AVSC Holding Corp., 3M LIBOR + 4.500%	5.50	10/15/2026	510,501	472,046	470,207
AVSC Holding Corp., 3M LIBOR + 3.250%, PIK	4.25	2/28/2025	1,954,876	1,747,678	1,738,374
Banijay Entertainment S.A.S, 1M LIBOR + 3.750%(b)	3.83	3/1/2025	1,299,186	1,302,475	1,295,938
Clear Channel Outdoor Holdings, Inc., 3M LIBOR + 3.500%	3.63	8/21/2026	2,955,904	2,897,398	2,892,086
Cumulus Media New Holdings Inc., 1M LIBOR + 3.750%	4.75	3/31/2026	1,138,361	1,130,516	1,135,515
DirecTV Financing, LLC, 3M LIBOR + 5.000%	5.75	7/22/2027	2,000,000	2,002,457	2,000,620
iHeartCommunications, Inc., 1M LIBOR + 3.000%	3.08	5/1/2026	3,136,237	3,096,861	3,112,056
Learfield Communications, Inc., 1M LIBOR + 3.250%	4.25	12/1/2023	1,963,917	1,870,446	1,881,944
RCN Cable, 1M LIBOR + 3.500%	4.25	9/25/2026	1,989,987	1,993,535	1,987,122
Technicolor SA, EURIBOR + 6.000%(b)	6.00	6/30/2024	426,046	432,481	501,843
Technicolor SA, EURIBOR + 3.000%(b)	3.00	12/31/2024	857,935	947,566	951,245
Terrier Media Buyer, Inc., 1M LIBOR + 3.500%	3.58	12/17/2026	1,465,893	1,464,453	1,462,228
Univision Communication, Inc., 3M LIBOR + 3.250%	4.00	5/5/2028	1,187,802	1,179,424	1,185,046

Total Broadcasting and Entertainment			22,531,540	22,169,923	22,234,446

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Buildings and Real Estate — 2.3%*:
CP Atlas Buyer, Inc., 3M LIBOR + 3.750%	4.25%	11/23/2027	1,248,792	$1,249,029	$1,244,109
Cushman & Wakefield U.S. Borrower, LLC, 1M LIBOR + 2.750%	2.83	8/21/2025	1,496,202	1,480,020	1,481,614
Foundation Building Materials Holding Co. LLC, 3M LIBOR + 3.250%	3.75	2/3/2028	1,052,427	1,047,280	1,044,723
Groupe Solmax Inc., 3M LIBOR + 4.750%	5.50	5/29/2028	867,769	859,238	865,964
Park River Holdings, Inc., 3M LIBOR + 3.250%	4.00	12/28/2027	1,288,664	1,283,006	1,283,033
Quikrete Holdings, Inc., 1M LIBOR + 2.500%	2.58	2/1/2027	1,473,750	1,474,025	1,460,545
SRS Distribution, Inc., 3M LIBOR + 3.750%	4.25	6/2/2028	1,345,827	1,335,733	1,345,262
Standard Industries Inc., 3M LIBOR + 2.500%	3.00	9/22/2028	1,000,000	990,004	1,000,540

Total Buildings and Real Estate			9,773,431	9,718,335	9,725,790

Cargo Transport — 1.0%*:
Kenan Advantage Group, Inc., 3M LIBOR + 7.250%	8.00	9/1/2027	528,635	518,163	523,348
Kenan Advantage Group, Inc., 1M LIBOR + 3.750%	4.50	3/24/2026	1,784,925	1,776,879	1,780,713
Worldwide Express Operations, LLC, 2M LIBOR + 4.250%	5.00	7/26/2028	2,000,000	1,998,611	2,005,560

Total Cargo Transport			4,313,560	4,293,653	4,309,621

Chemicals, Plastics and Rubber — 4.8%*:
Allnex (Luxembourg) & Cy S.C.A., 1M LIBOR + 3.250%	4.00	9/13/2023	353,198	352,703	352,721
Allnex USA, Inc., 1M LIBOR + 3.250%	4.00	9/13/2023	266,095	265,723	265,736
Consolidated Energy Finance SA, 6M LIBOR + 2.500%	2.66	5/7/2025	1,454,794	1,431,103	1,429,335
CPC Acquisition Corp., 3M LIBOR + 3.750%	4.50	12/29/2027	995,000	996,202	993,756
Flint Group GmbH, EURIBOR + 4.250%, PIK(b)	5.00	9/21/2023	970,567	1,129,077	1,125,459
Flint Group GmbH, EURIBOR + 4.250%, PIK(b)	5.25	9/21/2023	964,799	969,496	980,436
Flint Group US LLC, 3M LIBOR + 4.250%, PIK(b)	5.25	9/21/2023	5,418,422	5,337,283	5,418,422
Gemini HDPE LLC, 3M LIBOR + 3.000%	3.50	12/31/2027	803,738	800,413	803,738
GEON Performance Solutions, LLC, 3M LIBOR + 4.750%	5.50	8/18/2028	557,917	553,744	561,577
Ineos Quattro, EURIBOR + 2.750%(b)	2.75	1/29/2026	1,000,000	1,202,137	1,149,662
LSF11 A5 Holdco LLC, 3M LIBOR + 3.750%	4.25	10/15/2028	949,764	946,930	950,951
New Arclin U.S. Holding Corp., 3M LIBOR + 3.750%	4.25	9/22/2028	412,371	410,310	412,029
Nobian Finance BV, EURIBOR + 3.750%(b)	3.75	7/1/2026	500,000	593,787	577,455
Novacap S.A., EURIBOR + 3.250%(b)	3.25	6/22/2023	1,000,000	1,139,961	1,153,045
Polar US Borrower, LLC, 3M LIBOR + 3.750%	4.88	10/15/2025	1,226,572	1,227,738	1,223,506

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Chemicals, Plastics and Rubber (continued):
Solenis Holdings LLC, 3M LIBOR + 3.750%	4.25%	10/1/2028	564,193	$562,782	$563,369
Solenis Holdings LLC, 1M LIBOR + 4.000%	4.08	6/26/2025	616,769	613,451	616,448
Sparta U.S. HoldCo LLC, 3M LIBOR + 3.500%	4.25	8/2/2028	216,802	215,740	217,073
Trinseo Materials Operating S.C.A., 3M LIBOR + 2.500%	2.58	5/3/2028	1,496,250	1,489,205	1,490,639
W.R. Grace & Co.-Conn., 3M LIBOR + 3.750%	4.25	8/11/2028	348,837	347,965	349,929

Total Chemicals, Plastics and Rubber			20,116,088	20,585,750	20,635,286

Containers, Packaging and Glass — 2.4%*:
Albea Beauty Holdings S.A., 3M LIBOR + 3.000%(b)	4.00	4/22/2024	200,159	200,052	192,529
BWAY Holding Co., 1M LIBOR + 3.250%	3.33	4/3/2024	1,900,964	1,895,283	1,860,264
CCP Lux Holding S.a. r.l., 3M LIBOR + 4.250%(b)	4.25	1/10/2025	1,000,000	1,183,483	1,159,508
Flex Acquisition Company, Inc., 3M LIBOR + 3.500%	4.00	2/23/2028	1,341,142	1,340,122	1,337,977
Graham Packaging Co. Inc., 1M LIBOR + 3.000%	3.75	8/4/2027	515,231	515,757	514,660
Hoffmaster Group, Inc., 3M LIBOR + 4.000%	5.00	11/21/2023	1,246,448	1,177,088	1,198,148
Kouti B.V., 3M LIBOR + 3.750%(b)	3.75	7/1/2028	600,000	709,013	693,620
Pretium PKG Holdings, Inc., 3M LIBOR + 6.750%	7.25	9/22/2029	254,237	251,695	254,873
Pretium PKG Holdings, Inc., 3M LIBOR + 4.000%	4.50	9/22/2028	345,224	343,498	345,442
Proampac PG Borrower LLC, 3M LIBOR + 3.750%	4.50	11/3/2025	1,000,000	1,002,558	1,001,250
Reynolds Consumer Products LLC, 1M LIBOR + 1.750%	1.83	2/4/2027	245,843	245,608	245,090
Reynolds Group Holdings Inc., 1M LIBOR + 3.500%	4.00	9/20/2028	227,425	226,289	227,084
Ring Container Technologies Group, LLC, 3M LIBOR + 3.750%	4.25	8/12/2028	307,797	307,030	307,951
Trident TPI Holdings, Inc., 3M LIBOR + 4.000%	4.50	9/15/2028	805,312	803,306	806,149

Total Containers, Packaging and Glass			9,989,782	10,200,782	10,144,545

Diversified/Conglomerate Manufacturing — 2.2%*:
Alison Bidco S.a.r.l., 3M LIBOR + 5.500%, PIK(b)	6.50	8/29/2023	242,276	241,767	174,439
Amer Sports Oyj, EURIBOR + 4.500%(b)	4.50	3/30/2026	500,000	564,624	579,042
Fluid-Flow Products, Inc., 3M LIBOR + 3.750%	4.25	3/31/2028	727,191	725,499	725,372
Grinding Media Inc., 3M LIBOR + 4.000%	4.75	10/12/2028	1,498,358	1,406,390	1,500,231
Hyperion Materials & Technologies, Inc., 1M LIBOR + 4.500%	5.00	8/30/2028	551,020	548,289	551,709

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Diversified/Conglomerate Manufacturing (continued):
Illuminate Merger Corp., 3M LIBOR + 3.500%	4.00%	7/21/2028	540,984	$538,338	$540,421
LTI Holdings, Inc., 1M LIBOR + 3.500%	3.58	9/6/2025	594,081	581,432	585,265
Project Alpha Intermediate Holding, Inc., 1M LIBOR + 4.000%	4.09	4/26/2024	1,341,442	1,343,322	1,340,248
SGB-SMIT Management GmbH, EURIBOR + 4.500%, PIK(b)	4.50	7/18/2024	507,480	528,592	534,934
Wilsonart LLC, 3M LIBOR + 3.500%	4.50	12/19/2026	992,402	987,846	992,710
Winterfell Financing Sarl, EURIBOR + 3.500%(b)	3.50	5/4/2028	500,000	603,484	574,182
Xella, 3M LIBOR + 4.250%(b)	4.25	4/12/2028	1,000,000	1,183,994	1,159,439

Total Diversified/Conglomerate Manufacturing			8,995,234	9,253,577	9,257,992

Diversified/Conglomerate Service — 13.9%*:
Applied Systems, Inc., PRIME + 3.250%	5.50	9/19/2024	1,000,000	997,600	999,630
APX Group, Inc., 1M LIBOR + 3.500%	4.00	7/10/2028	1,727,612	1,717,867	1,721,669
Clay Holdco B.V, EURIBOR + 4.000%(b)	4.00	10/30/2026	600,000	715,620	695,205
Cloudera, Inc., 3M LIBOR + 3.750%	4.25	8/10/2028	934,579	925,234	932,832
Cloudera, Inc., 3M LIBOR + 6.000%	6.50	8/10/2029	566,667	563,833	563,833
CoreLogic, Inc., 1M LIBOR + 6.500%	7.00	6/4/2029	532,670	527,633	543,324
CoreLogic, Inc., 1M LIBOR + 3.500%	4.00	6/2/2028	1,330,450	1,325,868	1,328,787
Cornerstone OnDemand, Inc., 3M LIBOR + 3.750%	4.25	9/21/2028	2,000,000	2,000,000	1,995,000
Cornerstone OnDemand, Inc., 1M LIBOR + 3.250%	3.33	4/22/2027	421,794	421,235	421,110
Cvent, Inc., 1M LIBOR + 3.750%	3.83	11/29/2024	2,341,023	2,062,254	2,330,418
Delta TopCo, Inc., 3M LIBOR + 3.750%	4.50	12/1/2027	997,500	998,652	998,208
EAB Global, Inc., 3M LIBOR + 3.500%	4.00	8/16/2028	500,000	497,522	497,125
Element Materials Technology Group US Holdings Inc., EURIBOR + 3.250%	3.25	6/28/2024	1,000,000	1,194,547	1,139,237
Element Materials Technology Group US Holdings Inc., LIBOR - GBP + 4.250%	4.33	6/28/2024	500,000	680,938	658,542
Endure Digital Inc., 6M LIBOR + 3.500%	4.25	2/10/2028	1,963,884	1,954,591	1,951,609
Epicor Software Corp., 1M LIBOR + 3.250%	4.00	7/30/2027	304,916	304,725	304,779
Finastra USA, Inc., 6M LIBOR + 7.250%	8.25	6/13/2025	6,482	6,543	6,513
Finastra USA, Inc., 6M LIBOR + 3.500%	4.50	6/13/2024	3,404,214	3,317,300	3,374,768
Gopher Resource, LLC, 1M LIBOR + 3.250%	4.25	3/6/2025	431,611	388,669	397,514
Greeneden U.S. Holdings II LLC, 1M LIBOR + 4.000%	4.75	12/1/2027	2,969,579	2,971,072	2,978,607
Hyland Software, Inc., 1M LIBOR + 3.500%	4.25	7/1/2024	1,988,478	1,991,970	1,989,512
Hyland Software, Inc., 1M LIBOR + 6.250%	7.00	7/7/2025	501,818	501,818	506,209
IGT Holding IV AB, 3M LIBOR + 3.750%(b)	4.25	3/31/2028	686,207	684,538	686,639
Infinitas Learning Holding B.V., 3M LIBOR + 4.500%(b)	4.50	7/31/2028	500,000	586,677	579,609
Informatica LLC, 3M LIBOR + 7.125%	7.13	2/25/2025	350,242	349,045	354,795
Informatica LLC, 1M LIBOR + 3.250%	3.33	2/25/2027	985,000	981,188	981,306
IRIS Bidco Ltd., LIBOR—GBP + 4.250%(b)	4.25	9/6/2025	1,000,000	1,383,157	1,342,630
MH Sub I LLC, 1M LIBOR + 3.500%	3.58	9/13/2024	1,994,316	1,989,573	1,987,515

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Diversified/Conglomerate Service (continued):
MH Sub I, LLC, 1M LIBOR + 6.250%	6.34%	2/12/2029	500,000	$505,410	$507,030
Mitchell International, Inc., 1M LIBOR + 3.250%	3.33	11/29/2024	1,971,938	1,940,394	1,968,251
Panther Commercial Holdings L.P, 3M LIBOR + 4.250%	4.75	1/7/2028	1,496,250	1,501,371	1,499,991
Project Leopard Holdings, Inc., 3M LIBOR + 4.750%	5.75	7/5/2024	1,450,444	1,453,970	1,453,461
Project Ruby Ultimate Parent Corp., 1M LIBOR + 3.250%	4.00	3/3/2028	1,322,002	1,316,954	1,319,940
Proofpoint, Inc., 3M LIBOR + 3.250%	3.75	8/31/2028	697,674	694,211	693,837
Redstone Buyer LLC, 3M LIBOR + 4.750%	5.50	4/27/2028	1,905,144	1,893,386	1,871,804
Sabre GLBL Inc., 1M LIBOR + 3.500%	4.00	12/17/2027	790,536	788,609	785,841
SITEL Worldwide Corp., 3M LIBOR + 3.750%	4.25	8/28/2028	1,031,519	1,026,422	1,032,808
Spin Holdco Inc., 3M LIBOR + 4.000%	4.75	3/1/2028	695,283	690,485	696,945
Summer (BC) Holdco B S.a r.l, 3M LIBOR + 5.000%(b)	5.12	12/4/2026	3,484,817	3,484,569	3,485,548
Surf Holdings, LLC, 3M LIBOR + 3.500%(b)	3.62	3/5/2027	493,449	491,679	490,479
Team.Blue Finco SARL, EURIBOR + 3.750%(b)	3.75	3/27/2028	1,250,000	1,485,464	1,444,578
TMF Group Holding B.V., EURIBOR + 3.250%(b)	3.25	5/5/2025	1,500,000	1,787,290	1,719,281
USIC Holdings, Inc., 1M LIBOR + 3.500%	4.25	5/12/2028	949,089	946,933	947,902
Verisure Holding AB, EURIBOR + 3.250%(b)	3.25	3/27/2028	1,875,000	2,256,778	2,157,919
Veritas US Inc., EURIBOR + 4.750%	5.75	9/1/2025	742,514	879,027	864,073
Veritas US Inc., 3M LIBOR + 5.000%	6.00	9/1/2025	1,488,750	1,498,831	1,494,020
Vision Solutions, Inc., 3M LIBOR + 4.250%	5.00	4/23/2028	904,110	899,852	901,705
W3 Topco LLC, 3M USD LIBOR + 6.000%	7.00	8/16/2025	741,550	733,905	731,353
Weld North Education, LLC, 3M LIBOR + 3.750%	4.25	12/21/2027	848,997	851,107	849,260

Total Diversified/Conglomerate Service			57,678,108	59,166,316	59,182,951

Electronics — 4.0%*:
Ahead Data Blue LLC, 3M LIBOR + 3.750%	4.50	10/18/2027	1,706,009	1,712,020	1,711,690
EXC Holdings III Corp., 3M LIBOR + 3.500%	4.50	12/2/2024	1,475,936	1,480,977	1,479,625
Ingram Micro Inc., 3M LIBOR + 3.500%	4.00	6/30/2028	1,974,757	1,970,170	1,978,706
ION Trading Finance Ltd., 3M LIBOR + 4.750%	4.92	4/1/2028	2,100,568	2,100,004	2,102,941
Ivanti Software, Inc., 3M LIBOR + 4.750%	5.75	12/1/2027	1,990,000	1,983,854	1,993,423
McAfee Enterprise, 3M LIBOR + 5.000%	5.75	7/27/2028	1,146,634	1,135,424	1,146,279
Polaris Newco LLC, 6M LIBOR + 4.000%	4.50	6/2/2028	892,503	888,228	894,181
Renaissance Holding Corp., 1M LIBOR + 3.250%	3.33	5/30/2025	1,722,830	1,708,370	1,707,135

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Electronics (continued):
Sophia, LP, 3M LIBOR + 3.750%	4.50%	10/7/2027	838,523	$837,483	$841,316
Sovos Compliance, LLC, 3M LIBOR + 4.500%	5.00	8/11/2028	462,329	461,194	464,835
SS&C Technologies Inc., 1M LIBOR + 1.750%	1.83	4/16/2025	466,227	465,580	461,761
Tibco Software Inc., 1M LIBOR + 3.750%	3.83	6/30/2026	1,979,962	1,954,539	1,963,885
Tibco Software Inc., 1M LIBOR + 7.250%	7.34	3/3/2028	385,441	383,889	389,102

Total Electronics			17,141,719	17,081,732	17,134,879

Finance — 2.1%*:
Aqgen Ascensus, Inc., 3M LIBOR + 6.500%	7.00	8/2/2029	250,358	247,900	247,854
Aqgen Island Holdings, Inc., 3M LIBOR + 3.500%	4.00	8/1/2028	1,158,599	1,152,920	1,154,741
Deerfield Dakota Holding LLC, 1M LIBOR + 3.750%	4.75	4/9/2027	497,481	499,226	498,491
Deerfield Dakota Holding LLC, 1M LIBOR + 6.750%	7.50	4/7/2028	1,000,000	1,004,681	1,030,000
Edelman Financial Center, LLC, 1M LIBOR + 3.500%	4.25	4/7/2028	997,500	996,282	995,166
Edelman Financial Center, LLC, 1M LIBOR + 6.750%	6.83	7/20/2026	1,000,000	1,009,574	1,006,560
Ensono, LP, 1M LIBOR + 4.000%	4.75	5/19/2028	903,955	895,346	905,275
Skopima Merger Sub Inc., 1M LIBOR + 4.000%	4.50	5/12/2028	1,962,567	1,949,704	1,949,810
Tempo Acquisition LLC, 1M LIBOR + 2.750%	2.83	5/1/2024	74,622	74,754	74,552
Zera uyer LLC, 3M LIBOR + 3.250%	3.75	4/21/2028	913,242	908,676	915,689

Total Finance			8,758,324	8,739,063	8,778,138

Healthcare, Education and Childcare — 12.9%*:
ADMI Corp., 1M LIBOR + 3.125%	3.63	12/23/2027	64,082	64,348	63,522
Advanz Pharma Corp., EURIBOR + 5.000%(b)	5.00	6/1/2028	1,000,000	1,204,955	1,160,620
Aenova Holding GmbH, EURIBOR + 4.500%(b)	4.50	3/6/2026	500,000	590,996	581,347
Amneal Pharmaceuticals LLC, 1M LIBOR + 3.500%	3.59	5/4/2025	1,458,043	1,390,581	1,436,785
Auris Luxembourg III S.a.r.l., EURIBOR + 4.000%(b)	4.00	2/27/2026	2,000,000	2,321,633	2,310,190
Auris Luxembourg III Sarl, 1M LIBOR + 3.750%(b)	3.83	2/27/2026	2,487,247	2,469,925	2,463,941
CeramTec AcquiCo GmbH, 3M LIBOR + 2.750%(b)	2.87	3/7/2025	1,250,000	1,235,604	1,236,725
CeramTec AcquiCo GmbH, 3M LIBOR + 2.500%(b)	2.50	3/7/2025	1,965,205	2,299,642	2,264,375
Change Healthcare Holdings LLC, 3M LIBOR + 2.500%	3.50	3/1/2024	1,199,391	1,197,606	1,197,952
CHG Healthcare Services Inc., 3M LIBOR + 3.500%	4.00	9/22/2028	217,391	216,304	217,624
Eagle Bidco Ltd., 3M LIBOR + 3.750%(b)	3.75	3/19/2028	425,455	494,527	487,074
Eagle Bidco Ltd., LIBOR - GBP + 3.750%(b)	4.80	3/10/2028	500,000	693,142	671,598

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Healthcare, Education and Childcare (continued):
Eagle Bidco Ltd. 2021 Project Einstein EUR TL B, 3M LIBOR + 3.750%(b)	3.75%	3/19/2028	474,545	$551,587	$543,275
Elysium Healthcare Holdings 3 Ltd., LIBOR - GBP + 5.250%(b)	5.30	4/11/2025	1,000,000	1,395,837	1,320,169
Endo Luxembourg Finance Co. I S.a r.l., 3M LIBOR + 5.000%	6.00	3/27/2028	1,290,144	1,288,042	1,259,322
Envision Healthcare Corp., 1M LIBOR + 3.750%	3.83	10/10/2025	1,581,481	1,249,647	1,403,565
Fugue Finance B.V., EURIBOR + 3.250%(b)	3.25	9/1/2024	500,000	547,552	567,713
Gainwell Acquisition Corp., 3M LIBOR + 4.000%	4.75	10/1/2027	604,673	596,590	605,556
Grifols Worldwide Operations USA, Inc., 3M LIBOR + 2.000%	2.07	11/15/2027	994,937	985,478	978,351
Horizon Therapeutics USA Inc., 1M LIBOR + 2.000%	2.50	3/15/2028	891,045	888,986	888,978
Horizon Therapeutics USA, Inc., 1M LIBOR + 2.250%	2.38	5/22/2026	494,267	495,754	491,548
Hunter Holdco 3 Ltd., 3M LIBOR + 4.250%	4.75	8/19/2028	1,980,392	1,965,977	1,987,819
ICON Luxembourg S.A.R.L., 3M LIBOR + 2.500%	3.00	7/3/2028	876,449	872,203	879,245
ICON Luxembourg S.A.R.L., 3M LIBOR + 2.500%	3.00	7/2/2028	218,368	217,310	219,064
Iris idco GmBH, EURIBOR + 5.000%(b)	5.00	5/31/2028	650,000	772,369	753,869
Jazz Financing Lux S.a.r.l., 1M LIBOR + 3.500%	4.00	5/5/2028	1,100,690	1,095,491	1,101,933
Lernen Bidco Ltd., EURIBOR + 4.250%(b)	4.25	10/25/2025	2,000,000	2,354,240	2,293,533
Lifescan Global Corp., 3M LIBOR + 6.000%	6.15	10/1/2024	1,176,364	1,147,094	1,165,577
Netsmart Technologies, Inc., 3M LIBOR + 4.000%	4.75	10/1/2027	995,000	996,268	998,731
Nidda Healthcare Holding AG, EURIBOR + 3.500%(b)	3.50	8/21/2026	1,925,000	2,154,805	2,199,855
Nidda Healthcare Holding AG, LIBOR - GBP + 4.500%(b)	4.57	8/21/2026	500,000	652,706	668,647
Organon & Co., 3M LIBOR + 3.000%	3.50	6/2/2028	673,077	669,856	674,161
Ortho-Clinical Diagnostics SA, 1M LIBOR + 3.000%	3.08	6/30/2025	1,897,451	1,885,852	1,895,079
Padagis LLC, 3M LIBOR + 4.750%	5.25	7/6/2028	645,161	638,897	645,161
Parexel International Corp., 1M LIBOR + 2.750%	2.83	9/27/2024	1,717,488	1,701,807	1,716,028
Prometric Holdings, Inc., 1M LIBOR + 3.000%	4.00	1/29/2025	994,911	986,083	987,449
Radiology Partners, Inc., 1M LIBOR + 4.250%	4.33	7/9/2025	2,000,000	1,989,242	1,997,500
RegionalCare Hospital Partners Holdings, Inc., 1M LIBOR + 3.750%	3.83	11/16/2025	742,455	746,097	741,067
Select Medical Corp., 1M LIBOR + 2.250%	2.34	3/6/2025	1,000,000	993,340	992,250
Surgery Center Holdings, Inc., 1M LIBOR + 3.750%	4.50	8/31/2026	1,969,629	1,963,594	1,971,539

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Healthcare, Education and Childcare (continued):
Team Health Holdings, Inc., 1M LIBOR + 2.750%	3.75%	2/6/2024	2,751,565	$2,686,784	$2,675,897
Tunstall Group Holdings Ltd., EURIBOR + 5.000%(b)	5.00	8/3/2025	321,190	377,864	363,988
U.S. Anesthesia Partners, Inc., 3M LIBOR + 4.250%	4.75	9/23/2028	1,250,000	1,243,750	1,251,363
U.S. Anesthesia Partners, Inc., 3M LIBOR + 3.000%	4.00	6/23/2024	1,987,033	1,971,950	1,986,417
Unilabs Holding AB, EURIBOR + 2.500%(b)	2.50	4/19/2024	500,000	578,995	572,902
US Radiology Specialists, Inc., 3M LIBOR + 5.500%	5.63	12/10/2027	796,517	782,358	799,376
Verscend Holding Corp., 1M LIBOR + 4.000%	4.08	8/27/2025	1,484,828	1,483,341	1,486,061

Total Healthcare, Education and Childcare			53,051,474	55,107,009	55,174,741

Home and Office Furnishings, Housewares, and Durable Consumer Products — 2.0%*:
ACProducts, Inc., 3M LIBOR + 4.250%	4.75	5/17/2028	1,487,014	1,478,167	1,483,564
Hilding Anders International AB, 3M LIBOR + 5.000%(b)	5.75	11/30/2024	700,000	704,881	685,164
LBM Acquisition LLC, 3M LIBOR + 3.750%	4.50	12/17/2027	2,255,813	2,244,657	2,233,255
Serta Simmons Bedding LLC, 1M LIBOR + 7.500%	8.50	8/10/2023	1,506,206	1,506,206	1,429,344
SIWF Holdings Inc., 1M LIBOR + 4.250%	4.33	6/15/2025	972,431	977,619	972,431
Staples, Inc., 3M LIBOR + 5.000%	5.13	4/16/2026	1,992,366	1,941,413	1,896,374

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			8,913,830	8,852,943	8,700,132

Hotels, Motels, Inns and Gaming — 3.7%*:
Caesars Resort Collection LLC, 1M LIBOR + 2.750%	2.83	12/23/2024	1,948,065	1,944,011	1,935,364
Caesars Resort Collection LLC, 3M LIBOR + 3.500%	3.58	7/21/2025	725,415	708,852	725,676
Casper BidCo SAS, EURIBOR + 3.875%(b)	3.88	7/31/2026	1,500,000	1,704,634	1,676,173
Compass IV Ltd., EURIBOR + 8.000%(b)	9.00	4/30/2026	500,000	592,808	580,866
Compass IV Ltd., EURIBOR + 4.000%(b)	4.00	4/30/2025	500,000	600,486	578,631
Golden Nugget, Inc., 2M LIBOR + 2.500%	3.25	10/4/2023	1,797,746	1,751,836	1,788,272
Hilton Grand Vacations Borrower LLC, 1M LIBOR + 3.000%	3.50	8/2/2028	538,117	535,466	539,327
HNVR Holdco Ltd., EURIBOR + 4.250%(b)	4.25	9/12/2025	2,000,000	2,036,843	2,101,872
Motel 6, 1M LIBOR + 5.000%	5.75	9/9/2026	908,696	906,471	910,968
Penn National Gaming, Inc., 1M LIBOR + 2.250%	3.00	10/15/2025	1,768,934	1,766,113	1,765,502
Richmond UK Bidco Ltd., LIBOR - GBP + 4.250%(b)	4.41	3/3/2024	482,094	610,403	636,381
Rouge Beachhouse B.V., EURIBOR + 4.500%(b)	4.50	9/4/2025	500,000	586,575	579,540
Station Casinos LLC, 1M LIBOR + 2.250%	2.50	2/8/2027	993,938	969,404	982,398

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Hotels, Motels, Inns and Gaming (continued):
Twin River Worldwide Holdings, Inc., 3M LIBOR + 3.250%	3.75%	8/6/2028	1,016,733	$1,006,611	$1,016,032

Total Hotels, Motels, Inns and Gaming			15,179,738	15,720,513	15,817,002

Insurance — 2.9%*:
Acrisure LLC, 3M LIBOR + 3.500%	3.63	2/15/2027	1,974,956	1,952,594	1,954,792
Alliant Holdings Intermediate LLC, 1M LIBOR + 3.250%	3.33	5/9/2025	2,235,626	2,240,873	2,218,859
AmWINS Group, Inc., 1M LIBOR + 2.250%	3.00	2/19/2028	449,766	448,736	446,901
AssuredPartners, Inc., 1M LIBOR + 3.500%	3.58	2/12/2027	1,735,027	1,741,680	1,723,455
Asurion LLC, 1M LIBOR + 3.250%	3.33	12/23/2026	2,977,500	2,970,608	2,931,766
Asurion LLC, 1M LIBOR + 5.250%	5.33	1/20/2029	1,551,724	1,536,542	1,543,577
Hub International Ltd., 3M LIBOR + 2.750%	2.88	4/25/2025	985,983	972,232	976,024
Ryan Specialty Group LLC, 1M LIBOR + 3.000%	3.75	9/1/2027	432,986	427,480	432,553

Total Insurance			12,343,568	12,290,745	12,227,927

Leisure, Amusement, Entertainment — 5.3%*:
AMC Entertainment Holdings, Inc., 1M LIBOR + 3.000%	3.08	4/22/2026	1,702,233	1,454,958	1,575,519
City Football Group Ltd., 3M LIBOR + 3.500%(b)	4.00	7/21/2028	927,835	923,303	923,196
Crown Finance US, Inc., 6M LIBOR + 2.500%	3.50	2/28/2025	2,071,967	2,058,073	1,703,032
Crown Finance US, Inc., 3M LIBOR + 8.250%	9.25	5/23/2024	118,742	114,521	126,757
Delta 2 (LUX) Sarl, 3M LIBOR + 2.500%(b)	3.50	2/1/2024	1,394,967	1,396,869	1,389,736
Dorna Sports, S.L., EURIBOR + 3.000%(b)	3.00	5/3/2024	2,478,282	2,910,128	2,841,407
International Park Holdings B.V., EURIBOR + 3.500%(b)	3.50	6/13/2024	500,000	580,575	560,531
Metro-Goldwyn-Mayer, Inc., 1M LIBOR + 4.500%	5.50	7/3/2026	3,000,000	2,984,481	2,996,250
Motion Finco Sarl, EURIBOR + 3.000%(b)	3.00	11/12/2026	1,500,000	1,679,690	1,672,541
Odeon Cinemas Group Ltd., EURIBOR, PIK(b)	5.38	8/19/2023	92,226	124,277	126,751
Odeon Cinemas Group Ltd., EURIBOR, PIK(b)	10.75	8/19/2023	195,134	230,595	230,554
Parques Reunidos SAU, EURIBOR + 3.750%(b)	3.75	9/16/2026	500,000	546,180	553,216
Piolin Bidco SAU, 3M LIBOR + 7.500%(b)	7.50	9/16/2026	500,000	599,714	582,071
Playtika Holding Corp., 1M LIBOR + 2.750%	2.83	3/13/2028	489,244	486,971	488,853
PUG LLC, 1M LIBOR + 4.250%	4.75	2/12/2027	918,274	913,819	917,126
PUG LLC, 1M LIBOR + 3.500%	3.58	2/12/2027	1,460,648	1,444,743	1,427,170
Silk Bidco AS, EURIBOR + 4.000%(b)	4.00	2/24/2025	500,000	553,058	546,805
Vacalians Group, EURIBOR + 4.000%(b)	4.00	11/28/2025	330,783	374,140	365,921

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Leisure, Amusement, Entertainment (continued):
Vue International Bidco plc, EURIBOR + 4.750%(b)	4.75%	7/3/2026	923,797	$1,030,043	$1,005,426
William Morris Endeavor Entertainment, LLC, 1M LIBOR + 2.750%	2.84	5/16/2025	2,260,529	2,242,150	2,212,493
WMG Acquisition Corp., 1M LIBOR + 2.125%	2.21	1/20/2028	518,991	519,451	515,857

Total Leisure, Amusement, Entertainment			22,383,652	23,167,739	22,761,212

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.7%*:
Alison Bidco Sarl, EURIBOR + 5.500%, PIK(b)	6.50	8/29/2023	848,629	985,081	716,064
Ammeraal Beltech Holding B.V., EURIBOR + 3.750%(b)	3.75	7/30/2025	1,000,000	1,206,535	1,152,130
Diebold,, Inc., EURIBOR + 3.000%	3.00	11/6/2023	1,490,816	1,719,516	1,711,241
Madison IAQ LLC, 3M LIBOR + 3.250%	3.75	6/21/2028	1,074,231	1,069,015	1,072,437
Pro Mach Group, Inc., 1M LIBOR + 4.000%	5.00	8/31/2028	892,567	888,144	896,396
Titan Acquisition Ltd., 3M LIBOR + 3.000%(b)	3.17	3/28/2025	1,930,866	1,929,766	1,894,449

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			7,237,109	7,798,057	7,442,717

Mining, Steel, Iron and Non-Precious Metals — 0.4%*:
Boomerang Tube LLC, 3M LIBOR + 5.000%(a)	5.13	6/30/2022	64,538	64,538	—
US Silica Co., 1M LIBOR + 4.000%	5.00	5/1/2025	1,848,414	1,814,001	1,807,989

Total Mining, Steel, Iron and Non-Precious Metals			1,912,952	1,878,539	1,807,989

Oil and Gas — 0.8%*:
Buckeye Partners, L.P., 1M LIBOR + 2.250%	2.33	11/1/2026	391,780	391,780	389,680
Gulf Finance LLC, 3M LIBOR + 5.250%	6.25	8/25/2023	1,602,930	1,549,639	1,538,140
Oryx Midstream Services Permian Basin LLC	3.70	10/5/2028	1,538,117	1,537,926	1,537,640

Total Oil and Gas			3,532,827	3,479,345	3,465,460

Personal and Non-Durable Consumer Products Mfg. Only — 0.9%*:
Breitling Financing Sarl, EURIBOR + 3.250%(b)	3.25	7/11/2024	1,000,000	1,183,506	1,155,095
Coty Inc., 1M LIBOR + 2.250%	2.33	4/7/2025	910,021	891,656	892,394
Journey Personal Care Corp., 3M LIBOR + 4.250%	5.00	3/1/2028	325,607	324,113	326,150
Triton Water Holdings, Inc., 3M LIBOR + 3.500%	4.00	3/31/2028	1,390,462	1,386,043	1,387,862

Total Personal and Non-Durable Consumer Products Mfg. Only			3,626,090	3,785,318	3,761,501

Personal Transportation — 1.3%*:
Air Canada, 3M LIBOR + 3.500%(b)	4.25	8/11/2028	1,530,571	1,527,845	1,535,668
First Student Bidco, Inc., 3M LIBOR + 3.000%	3.50	7/21/2028	1,860,216	1,848,524	1,849,053
Kestrel Bidco, Inc., 6M LIBOR + 3.000%(b)	4.00	12/11/2026	2,095,597	2,098,148	2,042,977
Naviera Armas SA, EURIBOR + 2.500%, PIK(a),(b)	5.00	10/31/2021	58,635	71,453	67,920

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Personal Transportation (continued):
Naviera Armas SA, EURIBOR + 2.500%(a),(b)	4.31%	10/31/2021	11,086	$13,407	$12,843
Naviera Armas SA, EURIBOR + 2.500%, PIK(a),(b)	5.00	10/31/2021	86,833	101,767	100,583

Total Personal Transportation			5,642,938	5,661,144	5,609,044

Printing and Publishing — 1.4%*:
Ascend Learning LLC, 1M LIBOR + 3.000%	4.00	7/12/2024	1,492,248	1,490,550	1,490,920
Cimpress Public Ltd. Co., 1M LIBOR + 3.500%	4.00	5/17/2028	521,569	516,613	521,407
Getty Images, Inc., 1M LIBOR + 4.500%	4.63	2/19/2026	919,610	919,610	918,267
Houghton Mifflin Harcourt Publishing Co., 1M LIBOR + 6.250%	7.25	11/22/2024	87,695	85,475	87,558
Springer Nature Deutschland GmbH, EURIBOR + 2.750%(b)	3.25	8/14/2026	1,573,104	1,904,312	1,814,862
Sylvamo Corp., 3M LIBOR + 4.500%	5.00	8/18/2028	1,004,184	994,142	1,000,418

Total Printing and Publishing			5,598,410	5,910,702	5,833,432

Retail Stores — 3.7%*:
At Home Group Inc., 3M LIBOR + 4.250%	4.75	7/24/2028	458,715	455,360	459,289
Casino Guichard-Perrachon SA, EURIBOR + 4.000%(b)	4.00	8/31/2025	850,000	993,710	985,720
EG Group Ltd., 3M LIBOR + 4.250%(b)	4.75	3/31/2026	654,543	648,488	653,889
Eyemart Express LLC, 3M LIBOR + 3.000%	4.00	8/31/2027	972,222	962,673	969,383
Great Outdoors Group LLC, 3M LIBOR + 4.250%	5.00	3/5/2028	1,985,000	1,982,779	1,990,955
Harbor Freight Tools USA, Inc., 1M LIBOR + 2.750%	3.25	10/19/2027	971,866	971,325	970,836
Mattress Firm, Inc., 3M LIBOR + 4.250%	5.00	9/25/2028	2,046,392	2,030,517	2,042,565
Michaels Cos., Inc., 3M LIBOR + 4.250%	5.00	4/15/2028	1,223,119	1,214,480	1,223,670
Peer Holding III B.V., EURIBOR + 3.250%(b)	3.25	1/16/2027	1,000,000	1,190,550	1,156,786
Petco Health and Wellness Company, Inc., 3M LIBOR + 3.250%	4.00	3/3/2028	2,220,549	2,216,015	2,219,749
PetSmart, Inc., 6M LIBOR + 3.750%	4.50	2/12/2028	2,000,000	2,004,907	2,002,860
Wand NewCo 3, Inc., 1M LIBOR + 3.000%	3.08	2/5/2026	997,462	987,786	987,906

Total Retail Stores			15,379,868	15,658,590	15,663,608

Telecommunications — 7.2%*:
Altice Financing SA, EURIBOR + 2.750%(b)	2.75	1/31/2026	992,268	1,192,305	1,121,774
Banff Merger Sub, Inc., 3M LIBOR + 5.500%	6.00	3/23/2026	283,962	282,542	287,156
Banff Merger Sub, Inc., 3M LIBOR + 3.750%	3.88	10/2/2025	2,854,981	2,848,550	2,837,736
CCI Buyer, Inc., 3M LIBOR + 4.000%	4.75	12/17/2027	2,292,996	2,310,971	2,299,210
CenturyLink, Inc., 1M LIBOR + 2.250%	2.34	3/15/2027	1,527,698	1,472,251	1,509,656
CommScope, Inc., 1M LIBOR + 3.250%	3.34	4/6/2026	1,967,315	1,963,118	1,955,432
Consolidated Communications, Inc., 1M LIBOR + 3.500%	4.25	10/2/2027	775,793	776,587	776,158
DG Investment Intermediate Holdings 2, Inc., 3M LIBOR + 3.750%	4.50	3/31/2028	1,074,203	1,069,201	1,077,844

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Telecommunications (continued):
Digicel International Finance Ltd., 6M LIBOR + 3.250%(b)	3.43%		5/28/2024	150,254	$150,778	$144,902
Eagle Broadband Investments LLC, 3M LIBOR + 3.000%	3.75		11/12/2027	451,129	447,168	451,129
ION Trading Technologies S.a.r.l., EURIBOR + 4.250%	4.25		3/26/2028	897,750	1,059,300	1,040,720
Level 3 Financing Inc., 1M LIBOR + 1.750%	1.83		3/1/2027	1,000,000	998,876	987,320
Lorca Finco plc, EURIBOR + 4.250%(b)	4.25		9/17/2027	500,000	581,694	579,563
Matterhorn Telecom SA, EURIBOR + 2.625%(b)	2.63		9/15/2026	1,000,000	1,207,827	1,143,685
Rackspace Technology Global, Inc., 3M LIBOR + 2.750%	3.50		2/15/2028	1,589,196	1,584,561	1,577,103
Syniverse Holdings, Inc., 3M LIBOR + 5.000%	6.00		3/9/2023	1,107,316	1,110,387	1,106,464
Syniverse Technologies, Inc., 3M LIBOR + 9.000%	10.00		3/11/2024	1,625,482	1,397,973	1,624,669
TDC A/S, EURIBOR + 3.000%(b)	3.00		6/4/2025	1,000,000	1,209,968	1,146,627
Tiger Acquisition LLC, 3M LIBOR + 3.250%	3.75		6/1/2028	468,750	464,274	466,847
Virgin Media SFA Finance Ltd., LIBOR - GBP + 3.250%(b)	3.30		11/15/2027	2,250,000	3,099,455	2,987,449
Virgin Media SFA Finance Ltd., LIBOR - GBP + 3.250%(b)	3.30		1/15/2027	1,000,000	1,356,628	1,327,647
Voyage Australia Pty Ltd., 3M LIBOR + 3.500%(b)	4.00		7/20/2028	969,697	960,244	968,485
Zayo Group Holdings, Inc., 1M LIBOR + 3.000%	3.08		3/9/2027	860,786	859,114	852,755
Ziggo B.V., EURIBOR + 3.000%(b)	3.00		1/31/2029	2,000,000	2,394,958	2,290,197

Total Telecommunications				28,639,576	30,798,730	30,560,528

Utilities — 1.2%*:
Astoria Energy LLC, 3M LIBOR + 3.500%	4.50		12/10/2027	705,515	702,343	707,497
DT Midstream, Inc., 3M LIBOR + 2.000%	2.50		6/26/2028	519,531	517,016	519,126
Edgewater Generation, L.L.C., 1M LIBOR + 3.750%	3.83		12/13/2025	1,548,739	1,534,261	1,473,439
Helix Gen Funding LLC, 3M LIBOR + 3.250%	4.75		6/3/2024	1,210,518	1,180,255	1,171,031
Techem Verwaltungsgesellschaft 675 mbH, EURIBOR + 2.375%(b)	2.38		7/15/2025	1,000,000	1,215,728	1,140,836

Total Utilities				4,984,303	5,149,603	5,011,929

Total Bank Loans				368,015,598	377,344,894	376,238,499

Corporate Bonds — 3.9%*:
Automobiles — 0.1%*:
Aston Martin Capital Holdings Ltd.(b),(d)	10.50		11/30/2025	500,000	539,639	556,875

Beverage, Food and Tobacco — 0.2%*:
Boparan Finance plc(b)	7.63		11/30/2025	500,000	674,743	592,856
Picard Groupe SAS, EURIBOR + 4.000%(b)	4.00	(e)	7/1/2026	250,000	296,438	291,221

Total Beverage, Food and Tobacco				750,000	971,181	884,077

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Broadcasting and Entertainment — 0.4%*:
Banijay Entertainment SASU(b)	3.50%		3/1/2025	500,000	$608,175	$585,117
Tele Columbus AG(b)	3.88		5/2/2025	800,000	879,760	928,997

Total Broadcasting and Entertainment				1,300,000	1,487,935	1,514,114

Containers, Packaging and Glass — 0.0%*:
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.(d)	4.38		10/15/2028	212,000	212,000	212,795

Diversified/Conglomerate Manufacturing — 0.2%*:
Galapagos S.A.(a),(b),(f)	4.21		6/15/2021	20,000	27,263	—
International Design Group SpA, EURIBOR + 4.250%(b)	4.25	(e)	5/15/2026	100,000	120,765	116,333
Mangrove Luxco III Sarl(b)	7.78		10/9/2025	265,415	255,278	287,459
Trivium Packaging Finance BV, EURIBOR + 3.750%(b)	3.75	(e)	8/15/2026	400,000	482,340	462,446

Total Diversified/Conglomerate Manufacturing				785,415	885,646	866,238

Diversified/Conglomerate Service — 0.5%*:
Algeco Global Finance PLC, EURIBOR + 6.250%(b)	6.25	(e)	2/15/2023	150,000	184,259	174,100
Brunello Bidco SpA, EURIBOR + 3.750%(b)	3.75	(e)	2/15/2028	200,000	242,130	231,670
Carlson Travel, Inc., EURIBOR + 4.750%	4.75	(e)	6/15/2025	1,200,000	1,372,045	1,251,018
Verisure Holding AB, EURIBOR + 3.250%(b)	3.25		2/15/2027	450,000	543,533	523,509

Total Diversified/Conglomerate Service				2,000,000	2,341,967	2,180,297

Ecological — 0.1%*:
APCOA Parking Holdings GmbH, EURIBOR + 5.000%(b)	5.00	(e)	1/15/2027	339,000	401,207	396,607

Finance — 0.1%*:
Travelex Financing plc(a),(b),(f)	8.00		5/15/2022	250,000	274,580	—
Travelex Issuerco Ltd.(b)	12.50		8/5/2025	226,521	275,093	457,822

Total Finance				476,521	549,673	457,822

Healthcare, Education and Childcare — 0.0%*:
Tenet Healthcare Corp.	4.63		7/15/2024	105,000	104,516	106,575

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.1%*:
Staples, Inc.(d)	7.50		4/15/2026	300,000	311,443	304,500

Hotels, Motels, Inns and Gaming — 0.5%*:
Stonegate Pub Co. Financing 2019 plc, EURIBOR + 5.750%(b)	5.75	(e)	7/31/2025	1,100,000	1,295,881	1,270,362
TVL Finance plc, 3M GBP LIBOR + 5.375%(b)	5.45	(e)	7/15/2025	600,000	760,205	771,252

Total Hotels, Motels, Inns and Gaming				1,700,000	2,056,086	2,041,614

Leisure, Amusement, Entertainment — 0.2%*:
CPUK Finance Ltd.(b)	4.88		8/28/2047	600,000	790,281	814,504
CPUK Finance Ltd.(b)	6.50		8/28/2026	100,000	126,563	141,982

Total Leisure, Amusement, Entertainment				700,000	916,844	956,486

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.1%*:
IMA Industria Macchine Automatiche SpA, EURIBOR + 4.000%(b)	4.00	(e)%	1/15/2028	275,000	$333,873	$321,069

Oil and Gas — 0.1%*:
KCA Deutag UK Finance plc(b)	9.88		12/1/2025	390,061	390,061	424,585

Personal Transportation — 0.1%*:
Naviera Armas S.A., EURIBOR + 6.500%(b)	6.50	(e)	7/31/2023	250,000	290,587	223,562
Naviera Armas SA, EURIBOR + 4.250%(b)	4.25	(e)	11/15/2024	250,000	296,118	222,982

Total Personal Transportation				500,000	586,705	446,544

Retail Stores — 0.7%*:
Afflelou SAS(b)	4.25		5/19/2026	100,000	121,495	118,870
Bellis Acquisition Co. plc(b)	3.25		2/16/2026	750,000	1,025,826	992,572
EG Global Finance plc(b)	6.25		3/30/2026	1,080,000	1,504,409	1,498,848
House of Fraser Funding plc(b),(f)	5.95		9/15/2020	300,000	365,113	6,063
NMG Holding Co., Inc. / Neiman Marcus Group LLC(d)	7.13		4/1/2026	282,000	282,000	299,273

Total Retail Stores				2,512,000	3,298,843	2,915,626

Telecommunications — 0.4%*:
Altice France SA(b)	4.00		7/15/2029	500,000	597,725	570,004
United Group BV(b)	4.00		11/15/2027	500,000	603,728	571,903
United Group BV(b)	4.63		8/15/2028	450,000	530,213	522,691

Total Telecommunications				1,450,000	1,731,666	1,664,598

Utilities — 0.1%*:
Viridian Group Finance Co. PLC/Viridian Power & Energy(b)	4.75		9/15/2024	350,000	434,989	475,599

Total Corporate Bonds				14,644,997	17,554,274	16,726,021

Total Fixed Income				382,660,595	394,899,168	392,964,520

Total Investments				383,091,177	396,940,609	394,723,926

Other assets and liabilities – 7.4%*						31,569,818

Net Assets – 100.0%						$426,293,744

PIK – Payment-in-kind

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
(b)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	70.7%
United Kingdom	9.5%
Germany	6.0%
France	2.8%
Netherlands	2.6%
Spain	2.0%
Canada	1.5%
Denmark	1.5%
Sweden	1.0%
Other (Individually less than 1%)	2.4%

Total	100.0%

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

(c)

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2021. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(d)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Variable rate security. The interest rate shown is the rate in effect at September 30, 2021.
(f)	Defaulted security.

A summary of outstanding derivatives at September 30, 2021 is as follows:

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
10/14/21	Morgan Stanley & Co.	EUR	1,408,470	$1,631,800	$1,661,664	$29,864
10/14/21	Canadian Imperial Bank of Commerce	EUR	58,562,057	67,847,762	69,434,616	1,586,854
10/14/21	Morgan Stanley & Co.	GBP	11,461,794	15,443,751	15,808,222	364,471

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$1,981,189

Currency Legend

EUR – Euro
GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2021

				SHARES	COST	FAIR VALUE
Equities — 1.1%*:
Common Stocks — 1.1%*:
Broadcasting and Entertainment — 0.0%*:
Technicolor SA(a)				14,662	$175	$49,762

Diversified/Conglomerate Service — 0.0%*:
Innovation International Holding Ltd.(a),(b)				142,479	—	—

Finance — 0.0%*:
Travelex Topco Ltd.(a),(b)				5,546	—	—

Healthcare, Education and Childcare — 0.2%*:
Don Jersey Topco Ltd.(a),(b)				257,069	171,459	268,441
MModal, Inc., Escrow rights(b)				4,725	10,631	3,213

Total Healthcare, Education and Childcare				261,794	182,090	271,654

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC(b)				1,769	171,860	—

Oil and Gas — 0.9%*:
Fieldwood Energy LLC(b)				15,071	325,033	—
Fieldwood Energy LLC(b)				3,698	129,430	—
Fieldwood Energy LLC(b)				496	27,543	27,543
Kelly Topco Ltd.(a)				6,999	293,958	582,667
Tourmaline Oil Corp.(a),(b)				122,953	—	97,073
Tourmaline Oil Corp.(a)				28,412	398,991	992,603

Total Oil and Gas				177,629	1,174,955	1,699,886

Total Common Stocks				603,879	1,529,080	2,021,302

Warrant — 0.0%*:
Finance — 0.0%*:
Travelex Topco Ltd.(a)				837	—	84,583

Total Equities				604,716	1,529,080	2,105,885

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 93.6%*:
Asset-Backed Securities — 9.5%*:
CDO/CLO — 9.5%*:
Alinea CLO 2018-1 Ltd., 3M USD LIBOR + 6.000%(c)	6.13	(d)%	7/20/2031	1,250,000	1,250,000	1,223,601
Ares XLVIII CLO, 3M USD LIBOR + 5.200%(c)	5.33	(d)	7/20/2030	800,000	800,000	766,043
Blackrock European CLO, EURIBOR + 5.170%(a)	5.17	(d)	10/15/2031	725,000	805,411	817,105
Canyon Capital CLO 2021-2 Ltd., 3M USD LIBOR + 6.700%(c)	6.86	(d)	4/15/2034	1,500,000	1,470,390	1,501,429
Cedar Funding IV CLO Ltd., 3M USD LIBOR + 6.610%(c)	6.75	(d)	7/23/2034	1,000,000	990,816	992,892
CIFC Funding Ltd. 2017-5A D, 3M USD LIBOR + 6.100%(c)	6.23	(d)	11/16/2030	500,000	500,000	496,785
Galaxy XXIV CLO Ltd. 2017-24A E, 3M USD LIBOR + 5.500%(c)	5.63	(d)	1/15/2031	700,000	700,000	667,923
Madison Park Funding XIII Ltd. 2014-13A(c)	Zero Coupon		4/19/2030	500,000	437,726	242,333

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
CDO/CLO (continued):
Madison Park Funding XXVII Ltd., 3M USD LIBOR + 5.000%(c)	5.13	(d)%	4/20/2030	500,000	$500,000	$477,010
Madison Park Funding XXVIII Ltd., 3M USD LIBOR + 7.600%(c)	7.73	(d)	7/15/2030	500,000	496,236	476,529
Magnetite VII Ltd.(c)	Zero Coupon		1/15/2028	2,000,000	1,614,742	933,570
Neuberger Berman Loan Advisers CLO 24 Ltd., 3M USD LIBOR + 6.020%(c)	6.15	(d)	4/19/2030	1,500,000	1,497,167	1,487,546
Oak Hill Credit Partners X Ltd. 2014-10A(c)	Zero Coupon		4/20/2034	1,400,000	985,472	741,455
OHA Credit Funding 9 Ltd., 3M USD LIBOR + 6.250%(c)	6.43	(d)	7/19/2035	625,000	625,000	625,073
Steele Creek CLO Ltd. 2018-2A E, 3M USD LIBOR + 6.200%(c)	6.32	(d)	8/18/2031	850,000	850,000	768,828
THL Credit Wind River CLO Ltd. 2017-4A E, 3M USD LIBOR + 5.800%(c)	5.93	(d)	11/20/2030	500,000	500,000	475,580
THL Credit Wind River CLO Ltd. 2018-2A E, 3M USD LIBOR + 5.750%(c)	5.88	(d)	7/15/2030	1,450,000	1,450,000	1,398,144
Tymon Park CLO DAC, EURIBOR + 6.160%(a),(c)	6.16	(d)	7/21/2034	1,000,000	1,168,814	1,139,988
Wellfleet CLO Ltd. 2017-3A D, 3M USD LIBOR + 5.550%(c)	5.68	(d)	1/17/2031	1,000,000	1,000,000	943,709
Wellfleet CLO Ltd. 2018-1, 3M USD LIBOR + 5.500%(c)	5.63	(d)	7/17/2031	1,000,000	1,000,000	939,751

Total CDO/CLO				19,300,000	18,641,774	17,115,294

Total Asset-Backed Securities				19,300,000	18,641,774	17,115,294

Bank Loans — 44.0%*(e):
Aerospace and Defense — 1.5%*:
AAdvantage Loyalty IP Ltd., 3M LIBOR + 4.750%	5.50		4/20/2028	506,512	501,447	523,465
CEP IV Investment 16 S.a.r.l., 3M LIBOR + 7.750%(a)	8.75		10/3/2025	1,050,000	871,852	988,974
KKR Apple Bidco, LLC, 3M LIBOR + 5.750%	6.25		7/13/2029	141,177	140,471	143,207
Peraton Corp., 1M LIBOR + 3.750%	4.50		2/1/2028	679,026	675,850	679,135
United Airlines, Inc., 3M LIBOR + 3.750%	4.50		4/21/2028	347,781	346,151	349,916

Total Aerospace and Defense				2,724,496	2,535,771	2,684,697

Automobile — 0.7%*:
Clarios Global LP, 1M LIBOR + 3.250%	3.34		4/30/2026	615,988	615,680	612,908
Constellation Automotive Ltd., 3M LIBOR + 4.750%(a)	4.83		6/30/2028	500,000	681,194	673,283

Total Automobile				1,115,988	1,296,874	1,286,191

Beverage, Food and Tobacco — 0.2%*:
Deoleo S.A., EURIBOR + 4.000%(a)	5.00		6/24/2025	116,529	131,392	133,519
IRB Holding Corp., 3M LIBOR + 2.750%	3.75		2/5/2025	137,461	137,855	137,218

Total Beverage, Food and Tobacco				253,990	269,247	270,737

Broadcasting and Entertainment — 3.1%*:
AVSC Holding Corp., 3M LIBOR + 3.250%, PIK	4.25		2/28/2025	1,469,948	1,314,148	1,307,151

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Broadcasting and Entertainment (continued):
Clear Channel Outdoor Holdings, Inc., 3M LIBOR + 3.500%	3.63%	8/21/2026	1,534,474	$1,463,416	$1,501,345
Technicolor SA, EURIBOR + 3.000%(a)	6.00	12/31/2024	1,245,850	1,467,970	1,381,350
Technicolor SA, EURIBOR+ 6.000%, PIK(a)	12.00	6/30/2024	301,143	316,641	369,758
Technicolor SA, 6M LIBOR + 6.000%, PIK(a)	12.15	6/30/2024	124,904	115,848	132,086
Terrier Media Buyer, Inc., 1M LIBOR + 3.500%	3.58	12/17/2026	257,984	257,460	257,340
Univision Communication, Inc., 3M LIBOR + 3.250%	4.00	5/7/2028	670,241	663,539	668,686

Total Broadcasting and Entertainment			5,604,544	5,599,022	5,617,716

Cargo Transport — 0.3%*:
Kenan Advantage Group, Inc., 3M LIBOR + 7.250%	8.00	9/1/2027	528,634	518,163	523,348

Chemicals, Plastics and Rubber — 1.9%*:
Flint Group GmbH, EURIBOR + 4.250%, PIK(a)	5.00	9/21/2023	1,483,284	1,762,074	1,720,000
Flint Group GmbH, EURIBOR + 4.250%, PIK(a)	5.75	9/21/2023	114,862	136,827	133,193
Flint Group GmbH, 3M LIBOR + 4.250%, PIK(a)	6.00	9/21/2023	70,930	70,576	70,930
Flint Group US LLC, 3M LIBOR + 4.250%, PIK(a)	6.00	9/21/2023	429,070	426,924	429,070
Gemini HDPE LLC, 3M LIBOR + 3.000%	3.50	12/31/2027	110,596	109,606	110,596
GEON Performance Solutions, LLC, 3M LIBOR + 4.750%	5.50	8/18/2028	371,945	369,163	374,385
Solenis Holdings LLC, 1M LIBOR + 4.000%	4.08	6/26/2025	239,076	237,790	238,951
Solenis Holdings LLC, 3M LIBOR + 3.750%	4.25	9/21/2028	338,515	337,669	338,021
Solenis Holdings LLC, 1M LIBOR + 8.500%	8.58	6/26/2026	47,145	46,307	47,057

Total Chemicals, Plastics and Rubber			3,205,423	3,496,936	3,462,203

Containers, Packaging and Glass — 1.4%*:
Albea Beauty Holdings S.A., 3M LIBOR + 3.000%(a)	4.00	4/22/2024	66,561	66,525	64,024
BWAY Holding Co., 1M LIBOR + 3.250%	3.33	4/3/2024	1,292,206	1,292,039	1,264,540
CCP Lux Holding S.a. r.l., 3M LIBOR + 4.250%(a)	4.25	1/10/2025	874,946	988,415	1,014,507
Reynolds Group Holdings Inc., 1M LIBOR + 3.500%	4.00	9/20/2028	181,940	181,031	181,667

Total Containers, Packaging and Glass			2,415,653	2,528,010	2,524,738

Diversified/Conglomerate Manufacturing — 1.4%*:
Alison Bidco S.a.r.l., 3M LIBOR + 5.500%, PIK(a)	6.50	8/29/2023	315,269	309,266	226,993
Alison Bidco S.a.r.l., 3M LIBOR + 5.500%, PIK(a)	9.00	8/29/2023	315,268	309,266	226,993
Amer Sports Oyj, EURIBOR + 4.500%(a)	4.50	3/30/2026	600,000	668,069	694,850
Grinding Media Inc., 3M LIBOR + 4.000%	4.75	9/22/2028	299,015	297,520	299,389

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Diversified/Conglomerate Manufacturing (continued):
Illuminate Merger Corp., 3M LIBOR + 3.500%	4.00%	7/21/2028	360,656	$358,893	$360,281
LTI Holdings, Inc., 1M LIBOR + 3.500%	3.58	9/6/2025	737,088	728,421	726,150

Total Diversified/Conglomerate Manufacturing			2,627,296	2,671,435	2,534,656

Diversified/Conglomerate Service — 6.1%*:
APX Group, Inc., 1M LIBOR + 3.500%	4.00	7/10/2028	485,075	482,720	483,406
Cloudera, Inc., 3M LIBOR + 3.750%	4.25	8/10/2028	934,579	925,234	932,832
Cloudera, Inc., 3M LIBOR + 6.000%	6.50	8/10/2029	566,667	563,833	563,833
CoreLogic, Inc., 1M LIBOR + 6.500%	7.00	6/4/2029	355,114	351,755	362,216
Cvent, Inc., 1M LIBOR + 3.750%	3.83	11/29/2024	488,499	438,678	486,286
Finastra USA, Inc., 6M LIBOR + 3.500%	4.50	6/13/2024	806,503	807,678	799,526
Hyland Software, Inc., 1M LIBOR + 3.500%	4.25	7/1/2024	473,716	470,967	473,963
Hyland Software, Inc., 1M LIBOR + 6.250%	7.00	7/7/2025	250,909	250,909	253,104
IGT Holding IV AB, 3M LIBOR + 3.750%(a)	4.25	3/31/2028	457,471	456,358	457,759
Innovation Group plc (The), 3M LIBOR + 6.000%(a),(b)	6.00	9/30/2025	178,951	86,107	93,694
Innovation Group plc (The), 3M LIBOR + 6.000%(a),(b)	6.33	9/30/2025	66,929	44,536	40,762
Innovation Group plc (The), 3M LIBOR + 10.000%(a),(b)	10.08	9/30/2025	28,430	38,913	38,306
Innovation Group plc (The), 3M LIBOR + 10.000%(a),(b)	10.33	9/30/2025	29,894	40,920	40,279
Mitchell International, Inc., 1M LIBOR + 3.250%	3.33	11/29/2024	977,215	932,577	975,388
Proofpoint, Inc., 3M LIBOR + 3.250%	3.75	8/31/2028	465,116	462,807	462,558
Redstone Buyer LLC, 3M LIBOR + 4.750%	5.50	4/27/2028	555,144	551,386	545,429
Sabre GLBL Inc., 1M LIBOR + 3.500%	4.00	12/17/2027	789,313	787,398	784,625
SITEL Worldwide Corp., 3M LIBOR + 3.750%	4.25	8/28/2028	687,679	684,281	688,539
Spin Holdco Inc., 3M LIBOR + 4.000%	4.75	3/4/2028	695,283	690,485	696,945
TMF Group Holding B.V., EURIBOR + 6.875%(a)	6.88	5/4/2026	500,000	545,795	582,436
USIC Holdings, Inc., 1M LIBOR + 3.500%	4.25	5/12/2028	261,968	260,710	261,641
USIC Holdings, Inc., 1M LIBOR + 6.500%	7.25	5/7/2029	147,059	145,639	148,835
Vision Solutions, Inc., 3M LIBOR + 4.250%	5.00	4/23/2028	904,110	899,852	901,705

Total Diversified/Conglomerate Service			11,105,624	10,919,538	11,074,067

Electronics — 2.5%*:
Ahead Data Blue LLC, 3M LIBOR + 3.750%	4.50	10/18/2027	237,899	238,733	238,691
ION Trading Finance Ltd., 3M LIBOR + 4.750%	4.92	4/1/2028	999,445	996,946	1,000,574
Ivanti Software, Inc., 3M LIBOR + 4.750%	5.75	12/1/2027	528,262	521,261	529,170

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Electronics (continued):
McAfee Enterprise, 3M LIBOR + 5.000%	5.75%	7/27/2028	764,423	$756,950	$764,186
Polaris Newco LLC, 6M LIBOR + 4.000%	4.50	6/2/2028	595,002	592,152	596,121
Sovos Compliance, LLC, 3M LIBOR + 4.500%	5.00	8/11/2028	308,219	307,463	309,890
Tibco Software Inc., 1M LIBOR + 3.750%	3.83	6/30/2026	987,500	960,747	979,481
Tibco Software Inc., 1M LIBOR + 7.250%	7.34	3/3/2028	146,642	146,052	148,036

Total Electronics			4,567,392	4,520,304	4,566,149

Finance — 1.3%*:
Aqgen Ascensus, Inc., 3M LIBOR + 6.500%	7.00	8/2/2029	250,358	247,900	247,854
Deerfield Dakota Holding LLC, 1M LIBOR + 6.750%	7.50	4/7/2028	410,077	411,997	422,380
Ensono, LP, 1M LIBOR + 4.000%	4.75	5/19/2028	564,972	559,591	565,796
Skopima Merger Sub Inc., 1M LIBOR + 4.000%	4.50	5/12/2028	641,711	635,636	637,540
Zera uyer LLC, 3M LIBOR + 3.250%	3.75	4/21/2028	456,621	454,338	457,845

Total Finance			2,323,739	2,309,462	2,331,415

Healthcare, Education and Childcare — 6.9%*:
Advanz Pharma Corp., EURIBOR + 5.000%(a)	5.00	6/1/2028	1,000,000	1,200,448	1,160,620
Aenova Holding GmbH, EURIBOR + 4.500%(a)	4.50	3/6/2026	500,000	590,814	581,347
Auris Luxembourg III S.a.r.l., EURIBOR + 4.000%(a)	4.00	2/27/2026	1,000,000	1,111,762	1,155,095
Eagle Bidco Ltd., LIBOR—GBP + 3.750%(a)	4.80	3/10/2028	500,000	693,142	671,598
Endo Luxembourg Finance Co. I S.a r.l., 3M LIBOR + 5.000%	6.00	3/27/2028	603,858	602,875	589,432
Fugue Finance B.V., EURIBOR + 3.250%(a)	3.25	9/1/2024	750,000	858,848	851,570
Hunter Holdco 3 Ltd., 3M LIBOR + 4.250%	4.75	8/19/2028	653,595	647,151	656,046
Iris idco GmBH, EURIBOR + 5.000%(a)	5.00	5/31/2028	500,000	594,130	579,899
Jazz Financing Lux S.a.r.l., 1M LIBOR + 3.500%	4.00	5/5/2028	825,517	821,618	826,450
Lernen Bidco Ltd., EURIBOR + 4.250%(a)	4.25	10/25/2025	1,000,000	1,185,757	1,146,767
Lifescan Global Corp., 3M LIBOR + 6.000%	6.15	10/1/2024	152,939	150,635	151,537
Organon & Co., 3M LIBOR + 3.000%	3.50	6/2/2028	448,718	446,571	449,440
Padagis LLC, 3M LIBOR + 4.750%	5.25	7/6/2028	645,161	638,897	645,161
Radiology Partners, Inc., 1M LIBOR + 4.250%	4.33	7/9/2025	1,000,000	938,039	998,750
RegionalCare Hospital Partners Holdings, Inc., 1M LIBOR + 3.750%	3.83	11/16/2025	413,275	415,285	412,502
Sunshine Luxembourg VII SARL, 3M LIBOR + 3.750%(a)	4.50	10/1/2026	150,189	149,847	150,564
Tunstall Group Holdings Ltd., EURIBOR + 5.000%(a)	5.00	8/3/2025	282,314	332,128	319,932
U.S. Anesthesia Partners, Inc., 3M LIBOR + 3.000%	4.00	6/23/2024	485,983	486,731	485,832

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Healthcare, Education and Childcare (continued):
U.S. Anesthesia Partners, Inc., 3M LIBOR + 4.250%	4.75%	10/1/2028	570,046	$567,196	$570,667

Total Healthcare, Education and Childcare			11,481,595	12,431,874	12,403,209

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.3%*:
ACProducts, Inc., 3M LIBOR + 4.250%	4.75	5/17/2028	738,889	731,877	737,175
Hilding Anders International AB, 3M LIBOR + 5.000%(a)	5.75	11/30/2024	506,333	482,831	495,601
Serta Simmons Bedding LLC, 1M LIBOR + 7.500%	8.50	8/10/2023	1,063,006	1,063,006	1,008,761

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			2,308,228	2,277,714	2,241,537

Hotels, Motels, Inns and Gaming — 2.2%*:
Caesars Resort Collection LLC, 3M LIBOR + 3.500%	3.58	7/21/2025	248,200	242,533	248,289
Casper BidCo SAS, EURIBOR + 3.875%(a)	3.88	7/31/2026	500,000	542,693	558,724
Hilton Grand Vacations Borrower LLC, 1M LIBOR + 3.000%	3.50	8/2/2028	358,745	356,978	359,552
HNVR Holdco Ltd., EURIBOR + 4.250%(a)	4.25	9/12/2025	1,000,000	978,407	1,050,936
Motel 6, 1M LIBOR + 5.000%	5.75	9/9/2026	180,723	178,931	181,175
Richmond UK Bidco Ltd., LIBOR - GBP + 4.250%(a)	4.41	3/3/2024	550,000	675,927	726,019
Twin River Worldwide Holdings, Inc., 3M LIBOR + 3.250%	3.75	8/6/2028	783,085	775,329	782,545

Total Hotels, Motels, Inns and Gaming			3,620,753	3,750,798	3,907,240

Insurance — 1.0%*:
Acrisure LLC, 3M LIBOR + 3.500%	3.63	2/15/2027	493,734	474,616	488,693
Asurion LLC, 1M LIBOR + 3.125%	3.21	11/3/2023	568,488	554,794	564,935
Asurion LLC, 1M LIBOR + 5.250%	5.33	1/20/2029	775,862	768,271	771,789

Total Insurance			1,838,084	1,797,681	1,825,417

Leisure, Amusement, Entertainment — 5.2%*:
AMC Entertainment Holdings, Inc., 1M LIBOR + 3.000%	3.08	4/22/2026	2,321,915	2,026,158	2,149,071
City Football Group Ltd., 3M LIBOR + 3.500%(a)	4.00	7/21/2028	927,835	923,303	923,196
Crown Finance US, Inc., 6M LIBOR + 2.500%	3.50	2/28/2025	1,223,723	1,207,538	1,005,827
Crown Finance US, Inc., 3M LIBOR + 8.250%	9.25	5/23/2024	70,130	67,637	74,864
Dorna Sports, S.L., 6M LIBOR + 3.250%(a)	3.51	5/3/2024	400,000	400,000	394,332
International Park Holdings B.V., EURIBOR + 3.500%(a)	3.50	6/13/2024	500,000	562,901	560,531
Metro-Goldwyn-Mayer, Inc., 1M LIBOR + 4.500%	5.50	7/3/2026	893,847	888,494	892,729
Motion Finco Sarl, EURIBOR + 3.000%(a)	3.00	11/12/2026	750,000	866,708	836,271

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Leisure, Amusement, Entertainment (continued):
Odeon Cinemas Group Ltd., EURIBOR, PIK(a)	10.75%	8/19/2023	172,416	$212,923	$214,384
Parques Reunidos SAU, EURIBOR + 3.750%(a)	3.75	9/16/2026	500,000	572,951	553,216
PUG LLC, 1M LIBOR + 3.500%	3.58	2/12/2027	366,339	364,931	357,943
Vacalians Group, EURIBOR + 4.000%(a)	4.00	11/28/2025	330,783	329,437	365,920
Vue International Bidco plc, EURIBOR + 4.750%(a)	4.75	7/3/2026	1,000,000	1,116,504	1,088,362

Total Leisure, Amusement, Entertainment			9,456,988	9,539,485	9,416,646

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.7%*:
Madison IAQ LLC, 3M LIBOR + 3.250%	3.75	6/21/2028	383,654	381,806	383,013
Titan Acquisition Ltd., 3M LIBOR + 3.000%(a)	3.17	3/28/2025	952,057	952,659	934,101

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			1,335,711	1,334,465	1,317,114

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC, 3M LIBOR + 5.000%(b)	5.15	6/30/2022	129,368	129,368	—

Oil and Gas — 0.7%*:
Gulf Finance LLC, 3M LIBOR + 5.250%	6.25	8/25/2023	1,255,664	1,226,766	1,204,910

Personal and Non-Durable Consumer Products Mfg. Only — 0.8%*:
Coty Inc., EURIBOR + 1.750%	1.75	4/5/2023	43,224	50,983	49,756
Coty Inc., 1M LIBOR + 2.250%	2.33	4/7/2025	725,567	708,189	711,513
Triton Water Holdings, Inc., 3M LIBOR + 3.500%	4.00	3/31/2028	693,642	690,413	692,344

Total Personal and Non-Durable Consumer Products Mfg. Only			1,462,433	1,449,585	1,453,613

Personal Transportation — 0.7%*:
Air Canada, 3M LIBOR + 3.500%(a)	4.25	8/11/2028	353,714	350,229	354,892
First Student Bidco, Inc., 2M LIBOR + 3.000%	3.50	7/21/2028	860,215	856,024	855,054
Naviera Armas SA, EURIBOR + 2.500%(a),(b)	4.31	10/31/2021	5,525	6,683	6,400
Naviera Armas SA, EURIBOR + 2.500%, PIK(a),(b)	5.00	10/31/2021	43,147	50,571	49,979
Naviera Armas SA, EURIBOR + 2.500%, PIK(a),(b)	5.00	10/31/2021	29,283	35,701	33,920

Total Personal Transportation			1,291,884	1,299,208	1,300,245

Printing and Publishing — 0.4%*:
Cimpress Public Ltd. Co., 1M LIBOR + 3.500%	4.00	5/17/2028	980	406	980
Houghton Mifflin Harcourt Publishing Co., 1M LIBOR + 6.250%	7.25	11/22/2024	32,348	31,529	32,297
Sylvamo Corp., 3M LIBOR + 4.500%	5.00	8/18/2028	669,456	662,761	666,946

Total Printing and Publishing			702,784	694,696	700,223

Retail Stores — 1.8%*:
Casino Guichard-Perrachon SA, EURIBOR + 4.000%(a)	4.00	8/31/2025	500,000	584,535	579,835
Great Outdoors Group LLC, 3M LIBOR + 4.250%	5.00	3/5/2028	612,900	610,080	614,739

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Retail Stores (continued):
Mattress Firm, Inc., 3M LIBOR + 4.250%	5.00%		9/25/2028	773,196	$765,467	$771,750
Michaels Cos., Inc., 3M LIBOR + 4.250%	5.00		4/15/2028	603,641	597,995	603,912
Petco Health and Wellness Company, Inc., 3M LIBOR + 3.250%	4.00		3/3/2028	728,049	726,374	727,787

Total Retail Stores				3,217,786	3,284,451	3,298,023

Telecommunications — 1.9%*:
Banff Merger Sub, Inc., 3M LIBOR + 5.500%	6.00		2/27/2026	170,377	169,525	172,294
ION Trading Technologies S.a.r.l., EURIBOR + 4.250%	4.25		3/26/2028	498,750	588,500	578,178
Lorca Finco plc, EURIBOR + 4.250%(a)	4.25		9/17/2027	500,000	581,694	579,563
Syniverse Holdings, Inc., 3M LIBOR + 5.000%	6.00		3/9/2023	193,575	193,018	193,426
Syniverse Technologies, Inc., 3M LIBOR + 9.000%	10.00		3/11/2024	153,729	152,789	153,652
Virgin Media SFA Finance Ltd., LIBOR - GBP + 3.250%(a)	3.30		1/15/2027	1,000,000	1,218,506	1,327,647
Voyage Australia Pty Ltd., 3M LIBOR + 3.500%(a)	4.00		7/20/2028	484,849	480,122	484,243

Total Telecommunications				3,001,280	3,384,154	3,489,003

Total Bank Loans				77,575,337	79,265,007	79,433,097

Corporate Bonds — 40.1%*:
Aerospace and Defense — 1.4%*:
American Airlines Inc/AAdvantage Loyalty IP Ltd.(c)	5.50		4/20/2026	595,000	595,000	625,494
American Airlines Inc/AAdvantage Loyalty IP Ltd.(c)	5.75		4/20/2029	114,000	114,000	122,841
Gatwick Airport Finance(a)	4.38		4/7/2026	350,000	482,510	478,093
Heathrow Finance plc(a)	4.38		3/1/2027	100,000	130,392	136,839
Heathrow Finance plc(a)	5.25		3/1/2024	100,000	128,654	140,803
Triumph Group, Inc.(c)	6.25		9/15/2024	308,000	308,000	307,837
Triumph Group, Inc.	7.75		8/15/2025	750,000	777,233	740,625

Total Aerospace and Defense				2,317,000	2,535,789	2,552,532

Automobile — 0.7%*:
Clarios Global LP/Clarios US Finance Co.(c)	8.50		5/15/2027	162,000	169,616	172,328
Ford Motor Co.	7.45		7/16/2031	500,000	579,897	650,000
Ford Motor Co.	9.63		4/22/2030	127,000	153,130	180,062
Mclaren Finance plc(a),(c)	7.50		8/1/2026	250,000	251,847	253,062

Total Automobile				1,039,000	1,154,490	1,255,452

Automobiles — 0.2%*:
Aston Martin Capital Holdings Ltd.(a),(c)	10.50		11/30/2025	400,000	431,931	445,500

Banking — 2.9%*:
Absa Group Ltd., 5 year CMT + 5.411%(a)	6.38	(d),(f)		992,000	992,000	1,030,440
Ecobank Transnational, Inc., 5 year CMT + 8.211%(a)	8.75	(d)	6/17/2031	797,000	790,805	806,006
Nova Ljubljanska Banka dd, 5 year EUR Swap + 3.833%(a)	3.65	(d)	11/19/2029	700,000	770,700	795,033
Piraeus Financial Holdings SA, 5 year EUR Swap + 5.774%(a)	5.50	(d)	2/19/2030	963,000	1,071,672	1,090,589

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Banking (continued):
Piraeus Financial Holdings SA, 5 year EUR Swap + 9.195%(a)	8.75	(d),(f)%		750,000	$913,276	$881,577
Piraeus Financial Holdings SA, 5 year EUR Swap + 9.952%(a)	9.75	(d)	6/26/2029	100,000	95,029	126,601
Sovcombank Via SovCom Capital DAC, 5 year CMT + 6.380%(a)	7.75	(d),(f)		500,000	512,579	515,750

Total Banking				4,802,000	5,146,061	5,245,996

Beverage, Food and Tobacco — 2.4%*:
Boparan Finance plc(a)	7.63		11/30/2025	650,000	894,995	770,713
Eurotorg LLC Via Bonitron DAC(a)	9.00		10/22/2025	482,000	482,000	502,485
Foodco Bondco SA(a)	6.25		5/15/2026	350,000	396,616	383,996
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.(c)	3.75		12/1/2031	150,000	150,000	156,080
JBS USA LUX SA/JBS USA Finance, Inc.(c)	6.75		2/15/2028	500,000	500,000	542,505
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(c)	5.50		1/15/2030	586,000	585,512	651,761
Picard Groupe SAS, EURIBOR + 4.000%(a)	4.00	(d)	7/1/2026	150,000	177,863	174,732
Sunshine Mid BV(a)	6.50		5/15/2026	950,000	1,154,531	1,134,865

Total Beverage, Food and Tobacco				3,818,000	4,341,517	4,317,137

Broadcasting and Entertainment — 1.2%*:
Banijay Group SAS(a)	6.50		3/1/2026	750,000	828,338	905,824
Clear Channel Outdoor Holdings, Inc.(c)	7.50		6/1/2029	55,000	55,196	57,200
DISH Network Corp.	3.38		8/15/2026	750,000	696,569	779,625
Terrier Media Buyer, Inc.(c)	8.88		12/15/2027	376,000	376,000	397,575

Total Broadcasting and Entertainment				1,931,000	1,956,103	2,140,224

Buildings and Real Estate — 2.6%*:
China Aoyuan Group Ltd.(a)	5.98		8/18/2025	1,152,000	1,124,880	881,467
Kaisa Group Holdings Ltd.(a)	9.95		7/23/2025	1,000,000	1,000,149	746,250
Kaisa Group Holdings Ltd.(a)	11.95		10/22/2022	1,000,000	950,668	848,800
Service Properties Trust	4.75		10/1/2026	500,000	492,460	495,000
State Agency of Roads of Ukraine(a)	6.25		6/24/2028	500,000	500,000	493,750
Times China Holdings Ltd.(a)	5.55		6/4/2024	357,000	357,000	329,314
Yuzhou Group Holdings Co. Ltd.(a)	8.50		2/4/2023	1,000,000	978,996	850,500

Total Buildings and Real Estate				5,509,000	5,404,153	4,645,081

Cargo Transport — 0.3%*:
Ukraine Railways Via Rail Capital Markets plc(a)	7.88		7/15/2026	500,000	500,000	504,312

Chemicals, Plastics and Rubber — 1.2%*:
Braskem Idesa SAPI(a)	7.45		11/15/2029	300,000	299,114	317,400
Consolidated Energy Finance SA(c)	6.88		6/15/2025	778,000	791,948	805,230
Nobian Finance BV(a)	3.63		7/15/2026	500,000	596,675	573,567
Olympus Water US Holding Corp.(c)	4.25		10/1/2028	210,000	210,000	206,850
Olympus Water US Holding Corp.	5.38		10/1/2029	235,000	275,643	269,164

Total Chemicals, Plastics and Rubber				2,023,000	2,173,380	2,172,211

Containers, Packaging and Glass — 1.0%*:
Mauser Packaging Solutions Holding Co.(c)	7.25		4/15/2025	182,000	177,473	180,891
Titan Holdings II BV(a)	5.13		7/15/2029	367,000	434,767	431,467

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Containers, Packaging and Glass (continued):
Trident TPI Holdings, Inc.(c)	9.25%		8/1/2024	1,125,000	$1,139,134	$1,182,218

Total Containers, Packaging and Glass				1,674,000	1,751,374	1,794,576

Diversified/Conglomerate Manufacturing — 0.2%*:
International Design Group SpA, EURIBOR + 4.250%(a)	4.25	(d)	5/15/2026	100,000	120,765	116,333
Mangrove Luxco III Sarl(a)	7.78		10/9/2025	300,000	317,927	324,917

Total Diversified/Conglomerate Manufacturing				400,000	438,692	441,250

Diversified/Conglomerate Service — 1.9%*:
Brunello Bidco SpA(a)	3.50		2/15/2028	150,000	181,597	173,579
Global Infrastructure Solutions, Inc.(c)	5.63		6/1/2029	218,000	218,000	222,992
Iron Mountain, Inc.(c)	5.25		7/15/2030	554,000	552,649	587,922
Sixsigma Networks Mexico SA de CV(a)	7.50		5/2/2025	500,000	490,338	486,031
Summer BC Holdco A Sarl(a)	9.25		10/31/2027	630,736	795,116	793,812
Verisure Midholding AB(a)	5.25		2/15/2029	800,000	974,992	950,662
Veritas US, Inc. / Veritas Bermuda Ltd.(c)	7.50		9/1/2025	225,000	228,000	234,000

Total Diversified/Conglomerate Service				3,077,736	3,440,692	3,448,998

Ecological — 0.4%*:
APCOA Parking Holdings GmbH, EURIBOR + 5.000%(a)	5.00	(d)	1/15/2027	169,000	200,012	197,719
Aydem Yenilenebilir Enerji AS(a)	7.75		2/2/2027	500,000	496,053	487,000

Total Ecological				669,000	696,065	684,719

Electronics — 0.3%*:
Elastic NV(c)	4.13		7/15/2029	462,000	462,000	464,310

Farming and Agriculture — 0.3%*:
Aragvi Finance International DAC(a)	8.45		4/29/2026	514,000	522,415	534,239

Finance — 3.9%*:
Credito Real SAB DE CV(a)	8.00		1/21/2028	500,000	500,000	425,495
Ford Motor Credit Co. LLC	4.13		8/17/2027	247,000	247,000	262,067
Global Aircraft Leasing Co. Ltd., Cash Rate 6.50%, PIK Rate 7.25%.(c)	6.50		9/15/2024	2,147,628	2,147,628	2,110,045
IIFL Finance Ltd.(a)	5.88		4/20/2023	1,555,000	1,536,400	1,510,246
OneMain Finance Corp.	5.38		11/15/2029	438,000	438,000	474,726
Travelex Financing plc(a),(b),(g)	8.00		5/15/2022	1,050,000	1,178,949	—
Travelex Issuerco Ltd.(a)	12.50		8/5/2025	870,852	1,045,855	1,760,079
Wanda Properties Overseas Ltd.(a)	7.25		4/28/2022	500,000	500,000	493,750

Total Finance				7,308,480	7,593,832	7,036,408

Healthcare, Education and Childcare — 2.7%*:
Bausch Health Cos., Inc.(c)	8.50		1/31/2027	415,000	420,688	445,087
Bausch Health Cos., Inc.(c)	9.00		12/15/2025	165,000	163,592	174,694
Bausch Health Cos., Inc.(c)	4.88		6/1/2028	238,000	239,439	246,627
Bausch Health Cos., Inc.(c)	5.00		1/30/2028	204,000	204,000	193,539
Bausch Health Cos., Inc.(c)	5.00		2/15/2029	281,000	281,000	261,681
Bausch Health Cos., Inc.(c)	5.25		1/30/2030	200,000	200,000	186,500
Bausch Health Cos., Inc.(c)	5.25		2/15/2031	208,000	208,000	191,279
Chrome Holdco SASU(a)	5.00		5/31/2029	650,000	790,463	771,751
Emergent BioSolutions, Inc.(c)	3.88		8/15/2028	1,087,000	1,031,101	1,060,010
Nidda BondCo GmbH(a)	7.25		9/30/2025	500,000	572,797	588,126

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Healthcare, Education and Childcare (continued):
Par Pharmaceutical, Inc.(c)	7.50%		4/1/2027	708,000	$708,000	$721,275

Total Healthcare, Education and Childcare				4,656,000	4,819,080	4,840,569

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.5%*:
Staples, Inc.(c)	10.75		4/15/2027	1,000,000	1,029,351	973,750

Hotels, Motels, Inns and Gaming — 1.0%*:
NH Hotel Group SA(a)	4.00		7/2/2026	350,000	414,053	410,231
Stonegate Pub Co. Financing 2019 plc, EURIBOR + 5.750%(a)	5.75	(d)	7/31/2025	100,000	118,589	115,487
Stonegate Pub Co. Financing 2019 plc(a)	8.00		7/13/2025	310,000	448,364	432,731
Stonegate Pub Co. Financing 2019 plc(a)	8.25		7/31/2025	100,000	144,187	141,612
TVL Finance plc, 3M GBP LIBOR + 5.375%(a)	5.45	(d)	7/15/2025	500,000	633,379	642,710

Total Hotels, Motels, Inns and Gaming				1,360,000	1,758,572	1,742,771

Leisure, Amusement, Entertainment — 1.4%*:
AMC Entertainment Holdings, Inc.(c)	10.50		4/24/2026	142,000	142,000	152,473
Caesars Entertainment, Inc.(c)	6.25		7/1/2025	382,000	382,000	402,153
Caesars Entertainment, Inc.(c)	8.13		7/1/2027	279,000	279,000	313,526
Carnival Corp.(c)	5.75		3/1/2027	410,000	410,000	423,325
Carnival Corp.	7.63		3/1/2026	150,000	177,892	187,305
CPUK Finance Ltd.(a)	4.88		2/28/2047	100,000	119,964	135,751
Motion Bondco DAC(a)	4.50		11/15/2027	900,000	1,002,547	996,957

Total Leisure, Amusement, Entertainment				2,363,000	2,513,403	2,611,490

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.3%*:
Diebold Nixdorf Dutch Holding BV	9.00		7/15/2025	350,000	409,805	439,351
Esc Gcb Briggs	6.88		12/15/2049	514,000	504,007	41,120

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic				864,000	913,812	480,471

Mining, Steel, Iron and Non-Precious Metals — 3.2%*:
First Quantum Minerals Ltd.(a),(c)	6.50		3/1/2024	1,006,000	977,390	1,018,575
First Quantum Minerals Ltd.(a)	6.88		10/15/2027	719,000	719,000	760,792
Hudbay Minerals, Inc.(c)	4.50		4/1/2026	200,000	201,349	198,000
Metinvest BV(a)	7.65		10/1/2027	286,000	282,009	310,275
Metinvest BV(a)	8.50		4/23/2026	200,000	210,233	222,820
Vedanta Resources Finance II plc(a)	8.00		4/23/2023	750,000	709,667	726,469
Vedanta Resources Finance II plc(a)	8.95		3/11/2025	685,000	685,000	684,144
Vedanta Resources Ltd.(a)	6.38		7/30/2022	1,075,000	807,982	1,071,842
Warrior Met Coal, Inc.(c)	8.00		11/1/2024	840,000	847,978	852,600

Total Mining, Steel, Iron and Non-Precious Metals				5,761,000	5,440,608	5,845,517

Oil and Gas — 5.0%*:
Borets International Ltd.(a)	6.00		9/17/2026	531,000	531,000	552,774
CVR Energy, Inc.(c)	5.25		2/15/2025	525,000	525,000	519,750
CVR Energy, Inc.(c)	5.75		2/15/2028	379,000	379,000	375,536
EnLink Midstream Partners LP	5.60		4/1/2044	206,000	159,753	196,730
EQM Midstream Partners LP(c)	4.50		1/15/2029	170,000	170,000	176,375
EQM Midstream Partners LP(c)	4.75		1/15/2031	154,000	154,000	160,163
Genesis Energy LP / Genesis Energy Finance Corp.	8.00		1/15/2027	1,000,000	1,035,638	1,015,200
Harvest Midstream I LP(c)	7.50		9/1/2028	500,000	534,124	532,575

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas (continued):
Hilcorp Energy I LP / Hilcorp Finance Co.(c)	6.25%		11/1/2028	1,000,000	$1,000,000	$1,036,220
KCA Deutag UK Finance plc(a)	9.88		12/1/2025	349,977	349,976	380,953
NGL Energy Operating LLC / NGL Energy Finance Corp.(c)	7.50		2/1/2026	750,000	785,355	764,062
Occidental Petroleum Corp.	5.88		9/1/2025	153,000	153,000	171,475
Occidental Petroleum Corp.	6.13		1/1/2031	452,000	474,673	542,400
Occidental Petroleum Corp.	6.38		9/1/2028	157,000	157,000	183,690
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.88		2/1/2031	251,000	251,000	270,766
Transocean Guardian Ltd.(c)	5.88		1/15/2024	335,000	320,468	333,325
Transocean, Inc.(c)	7.25		11/1/2025	600,000	467,033	499,629
Tullow Oil plc(a)	7.00		3/1/2025	300,000	116,934	260,250
Tullow Oil plc(a)	10.25		5/15/2026	1,000,000	1,000,000	1,040,000

Total Oil and Gas				8,812,977	8,563,954	9,011,873

Personal Transportation — 0.3%*:
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.(c)	6.50		6/20/2027	237,000	234,474	257,654
Naviera Armas S.A., EURIBOR + 6.500%(a)	6.50	(d)	7/31/2023	250,000	288,580	223,561

Total Personal Transportation				487,000	523,054	481,215

Printing and Publishing — 0.4%*:
Getty Images, Inc.(c)	9.75		3/1/2027	650,000	690,286	692,250

Retail Stores — 2.0%*:
Bellis Finco plc(a)	4.00		2/16/2027	100,000	138,330	131,502
EG Global Finance plc(a)	6.25		3/30/2026	604,000	841,417	838,245
Future Retail Ltd.(a)	5.60		1/22/2025	950,000	865,360	556,937
House of Fraser Funding plc(a),(g)	5.95		9/15/2020	150,000	182,556	3,032
L Brands, Inc.	6.88		11/1/2035	200,000	242,668	251,000
Marcolin SpA(a)	6.13		11/15/2026	400,000	486,940	475,099
NMG Holding Co., Inc. / Neiman Marcus Group LLC(c)	7.13		4/1/2026	263,000	266,744	279,109
Nordstrom, Inc.	5.00		1/15/2044	1,202,000	1,164,887	1,178,422

Total Retail Stores				3,869,000	4,188,902	3,713,346

Telecommunications — 1.6%*:
CommScope, Inc.(c)	4.75		9/1/2029	444,000	444,000	444,555
DKT Finance ApS(a)	7.00		6/17/2023	1,500,000	1,693,079	1,769,235
Oi Movel SA(a)	8.75		7/30/2026	628,000	628,000	640,560

Total Telecommunications				2,572,000	2,765,079	2,854,350

Utilities — 0.8%*:
Electricite de France SA, 5 year EUR Swap + 3.995%(a)	3.38	(d),(f)		400,000	500,414	487,114
Techem Verwaltungsgesellschaft 674 mbH(a)	6.00		7/30/2026	879,198	1,004,107	1,048,431

Total Utilities				1,279,198	1,504,521	1,535,545

Total Corporate Bonds				70,118,391	73,259,116	72,466,092

Total Fixed Income				166,993,728	171,165,897	169,014,483

Total Investments				167,598,444	172,694,977	171,120,368

Other assets and liabilities – 5.3%*						9,550,917

Net Assets – 100.0%						$180,671,285

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

PIK	Payment-in-kind
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	56.5%
United Kingdom	11.5%
France	4.3%
Germany	3.6%
India	2.7%
Spain	2.6%
China	2.4%
Denmark	1.7%
Canada	1.4%
Netherlands	1.3%
Greece	1.2%
Ireland	1.1%
Sweden	1.1%
Zambia	1.0%
Other (Individually less than 1%)	7.6%

Total	100.0%

(b)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
(c)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Variable rate security. The interest rate shown is the rate in effect at September 30, 2021.
(e)

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2021. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted security.

A summary of outstanding derivatives at September 30, 2021 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/14/21	Goldman Sachs & Co.	CAD	54,253	$42,833	$42,412	$421
10/14/21	Canadian Imperial Bank of Commerce	EUR	1,451,222	1,681,330	1,716,213	(34,883)
10/14/21	Morgan Stanley & Co.	GBP	519,198	699,573	709,243	(9,670)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(44,132)

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/14/21	Goldman Sachs & Co.	CAD	173,609	$137,064	$137,012	$(52)
10/14/21	JPMorgan Chase Bank N.A.	CAD	60,249	47,566	47,573	7
10/14/21	Barclays Bank plc	CAD	74,526	58,838	58,818	(20)
10/14/21	Morgan Stanley & Co.	CAD	1,132,946	894,458	897,571	3,113
10/14/21	Morgan Stanley & Co.	EUR	714,919	828,278	844,561	16,283
10/14/21	Citibank N.A.	EUR	573,000	663,856	677,854	13,998
10/14/21	Bank of America N.A.	EUR	36,120,276	41,847,572	42,830,593	983,021
10/14/21	Morgan Stanley & Co.	GBP	186,464	251,244	251,991	747
10/14/21	Barclays Bank plc	GBP	7,135,707	9,614,732	9,842,366	227,634

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$1,244,731

Legend

CAD – Canadian Dollar

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 97.6%*:
Asset-Backed Securities — 29.4%*:
CDO/CLO — 7.4%*:
AIMCO CLO 10 Ltd., 3M USD LIBOR + 1.060%(a)	1.17	(b)%	7/22/2032	5,000,000	$4,998,238	$5,000,805
Apidos CLO XXVI, 3M USD LIBOR + 1.500%(a)	1.69	(b)	7/18/2029	2,750,000	2,750,000	2,750,872
Aqua Finance Trust AQFIT 2021 A A(a)	1.54		7/17/2046	4,920,000	4,919,354	4,919,354
Assurant CLO Ltd., 3M USD LIBOR + 1.550%(a)	1.68	(b)	10/20/2031	2,352,000	2,352,000	2,352,750
Avant Credit Card Master Trust(a)	1.37		4/15/2027	2,200,000	2,199,912	2,192,522
Bain Capital Credit CLO 2016-2 Ltd., 3M USD LIBOR + 1.550%(a)	1.68	(b)	1/15/2029	2,900,000	2,900,000	2,900,052
Benefit Street Partners CLO XVII Ltd., 3M USD LIBOR + 1.080%(a)	1.19	(b)	7/15/2032	4,000,000	4,000,000	4,001,232
BHG Securitization Trust 2021-B(a)	2.24		10/17/2034	2,790,000	2,789,513	2,787,386
BlueMountain CLO 2013-1 Ltd., 3M USD LIBOR + 1.230%(a)	1.36	(b)	1/20/2029	1,419,330	1,419,330	1,419,381
BlueMountain Fuji US CLO I Ltd., 3M USD LIBOR + 0.980%(a)	1.11	(b)	7/20/2029	2,600,000	2,600,000	2,599,376
Canyon Capital CLO 2017-1 Ltd., 3M USD LIBOR + 2.000%(a)	2.11	(b)	7/15/2030	1,240,000	1,240,000	1,240,027
CBAM 2018-6 Ltd., 3M USD LIBOR + 1.270%(a)	1.40	(b)	1/15/2031	2,500,000	2,500,000	2,500,212
Cedar Funding IX CLO Ltd., 3M USD LIBOR + 0.980%(a)	1.11	(b)	4/20/2031	600,000	593,166	600,807
CIFC Funding 2017-II Ltd., 3M USD LIBOR + 1.500%(a)	1.63	(b)	4/20/2030	1,250,000	1,250,000	1,250,065
CIFC Funding 2017-IV Ltd., 3M USD LIBOR + 1.550%(a)	1.68	(b)	10/24/2030	1,600,000	1,600,000	1,600,507
Flatiron ClLO17 Ltd., 3M USD LIBOR + 0.980%(a)	1.10	(b)	5/15/2030	4,500,000	4,500,000	4,500,738
Goldentree Loan Management US CLO 4 Ltd., 3M USD LIBOR + 1.110%(a)	1.24	(b)	4/24/2031	2,600,000	2,600,000	2,600,138
Horizon Aircraft Finance II Ltd.(a)	3.72		7/15/2039	2,724,464	2,728,267	2,731,006
HPS Loan Management 15-2019 Ltd., 3M USD LIBOR + 1.320%(a)	1.46	(b)	7/22/2032	1,000,000	996,782	1,000,628
KAYNE CLO I Ltd., 3M USD LIBOR + 1.400%(a)	1.53	(b)	7/15/2031	1,850,000	1,850,000	1,850,026
KKR CLO 28, Ltd., 3M USD LIBOR + 1.140%(a)	1.26	(b)	3/15/2031	700,000	692,657	700,043
KREF 2021-FL2 Ltd., 1M USD LIBOR + 1.300%(a)	1.38	(b)	2/15/2039	18,400,000	18,400,000	18,403,376
Magnetite XVIII Ltd., 3M USD LIBOR + 1.080%(a)	1.20	(b)	11/15/2028	355,000	354,345	355,022
Milos CLO Ltd., 3M USD LIBOR + 1.070%(a)	1.20	(b)	10/20/2030	2,100,000	2,100,000	2,100,055
Neuberger Berman Loan Advisers CLO 24 Ltd., 3M USD LIBOR + 1.500%(a)	1.63	(b)	4/19/2030	500,000	500,000	500,078
Neuberger Berman Loan Advisers CLO 25 Ltd., 3M USD LIBOR + 1.350%(a)	1.48	(b)	10/18/2029	4,800,000	4,800,000	4,801,450
Newark BSL CLO 2 Ltd., 3M USD LIBOR + 1.400%(a)	1.53	(b)	7/25/2030	1,000,000	1,000,000	999,563
Rockford Tower CLO 2017-2 Ltd., 3M USD LIBOR + 1.500%(a)	1.63	(b)	10/15/2029	1,250,000	1,250,000	1,250,096
Rockford Tower CLO Ltd. 2017-3, 3M USD LIBOR + 1.190%(a)	1.32	(b)	10/20/2030	1,750,000	1,741,182	1,750,025

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
CDO/CLO (continued):
RR 3 Ltd. Series 2018-3 A A1R2, 3M USD LIBOR + 1.090%(a)	1.22	(b)%	1/15/2030	1,625,000	$1,620,245	$1,628,864
TICP CLO XI Ltd., 3M USD LIBOR + 1.180%(a)	1.31	(b)	10/20/2031	1,600,000	1,591,917	1,600,059
Treman Park CLO Ltd. 2015-1A ARR, 3M USD LIBOR + 1.070%(a)	1.20	(b)	10/20/2028	789,105	789,105	789,134
VERDE CLO Ltd., 3M USD LIBOR + 1.100%(a)	1.23	(b)	4/15/2032	2,500,000	2,500,000	2,500,950

Total CDO/CLO				88,164,899	88,126,013	88,176,599

Other Asset-Backed Securities — 22.0%*:
321 Henderson Receivables II LLC 2006-3A A1, 1M USD LIBOR + 0.200%(a)	0.28	(b)	9/15/2041	60,508	59,073	59,336
AASET 2020-1 Trust(a)	4.34		1/16/2040	783,605	783,589	567,457
Access Group, Inc. 2015-1 B, 1M USD LIBOR + 1.500%(a)	1.59	(b)	7/25/2058	100,000	87,111	92,988
AccessLex Institute 2002-A A2	3.02		9/25/2037	300,000	294,727	297,459
Adams Outdoor Advertising LP(a)	4.81		11/15/2048	1,078,406	1,091,906	1,132,905
Affirm Asset Securitization Trust 2021-A(a)	1.66		8/15/2025	1,450,000	1,451,249	1,457,255
Affirm Asset Securitization Trust 2021-Z1(a)	1.07		8/15/2025	7,317,563	7,317,332	7,333,317
AmeriCredit Automobile Receivables Trust 2020-3	1.49		9/18/2026	339,000	338,900	341,926
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2004-W10 M1, 1M USD LIBOR + 0.900%	0.99	(b)	10/25/2034	144,799	134,215	142,186
Avis Budget Rental Car Funding AESOP LLC(a)	3.02		8/20/2026	5,598,000	5,596,141	5,788,731
Avis Budget Rental Car Funding AESOP LLC(a)	4.15		9/20/2023	1,200,000	1,215,727	1,225,872
Avis Budget Rental Car Funding AESOP LLC(a)	4.53		3/20/2023	2,607,000	2,640,288	2,629,801
Avis Budget Rental Car Funding AESOP LLC(a)	4.73		9/20/2024	2,080,000	2,147,685	2,195,979
BRE Grand Islander Timeshare Issuer LLC 2017-1A A(a)	2.94		5/25/2029	89,543	89,528	91,552
BRE Grand Islander Timeshare Issuer LLC 2017-1A B(a)	3.24		5/25/2029	73,741	73,734	75,398
BRE Grand Islander Timeshare Issuer LLC 2019-A(a)	3.78		9/26/2033	749,487	749,464	780,983
Business Jet Securities 2020-1 LLC(a)	2.98		11/15/2035	822,274	822,262	832,791
Business Jet Securities 2021-1 LLC(a)	2.16		4/15/2036	2,503,644	2,503,644	2,514,024
Capital Automotive LLC 2017-1A A1(a)	3.87		4/15/2047	280,267	280,193	284,210
Carmax Auto Owner Trust 2019-2	3.41		10/15/2025	615,000	614,975	637,849
CarMax Auto Owner Trust 2020-4	1.75		4/15/2027	1,946,000	1,945,833	1,968,490
Carmax Auto Owner Trust 2021-1	1.28		7/15/2027	3,850,000	3,848,698	3,826,053
CarMax Auto Owner Trust 2021-2	1.55		10/15/2027	3,025,000	3,023,940	3,038,728
CarMax Auto Owner Trust 2021-4	1.48		3/15/2028	1,689,000	1,688,379	1,678,191
CARS-DB4 LP(a)	4.17		2/15/2050	2,189,000	2,188,089	2,255,403
Carvana Auto Receivables Trust(a)	1.88		5/10/2028	3,451,132	3,450,980	3,452,462
Carvana Auto Receivables Trust 2021-N1	1.50		1/10/2028	6,441,000	6,440,065	6,441,334
Carvana Auto Receivables Trust 2021-P3	2.25		9/11/2028	5,907,000	5,904,843	5,846,513

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Castlelake Aircraft Securitization Trust 2018-1(a)	4.13%		6/15/2043	1,677,798	$1,678,631	$1,673,195
Castlelake Aircraft Securitization Trust 2019-1A(a)	5.10		4/15/2039	707,996	714,556	678,027
CF Hippolyta LLC(a)	2.28		7/15/2060	397,542	397,400	403,252
Chase Education Loan Trust, 3M USD LIBOR + 0.220%	0.35	(b)	3/28/2068	520,235	494,760	467,511
College Ave Student Loans 2021-A LLC(a)	2.32		7/25/2051	5,705,000	5,702,573	5,670,905
College Avenue Student Loans LLC, 1M USD LIBOR + 1.650%(a)	1.74	(b)	11/26/2046	603,018	603,700	615,429
College Avenue Student Loans LLC(a)	3.81		12/28/2048	1,044,532	1,044,438	1,080,079
College Avenue Student Loans LLC 2018-A, 1M USD LIBOR + 1.200%(a)	1.29	(b)	12/26/2047	643,110	643,110	647,174
College Loan Corp. Trust I 2005-2 B, 3M USD LIBOR + 0.490%	0.62	(b)	1/15/2037	115,841	104,568	106,795
Commonbond Student Loan Trust 2017-A-GS(a)	3.47		5/25/2041	542,165	535,205	545,563
Commonbond Student Loan Trust 2017-A-GS(a)	5.28		5/25/2041	72,805	72,797	75,512
Commonbond Student Loan Trust 2018-A-GS(a)	3.82		2/25/2044	47,640	47,631	47,962
Commonbond Student Loan Trust 2018-BGS(a)	4.12		9/25/2045	51,461	51,455	52,354
Commonbond Student Loan Trust 2018-C-GS(a)	4.35		2/25/2046	29,893	29,891	30,648
Credit Suisse ABS Repackaging Trust 2013-A B(a)	2.50		1/25/2030	23,468	22,694	23,526
DataBank Issuer(a)	2.06		2/27/2051	4,905,000	4,904,067	4,895,097
DB Master Finance LLC(a)	4.03		11/20/2047	965,000	934,506	1,017,504
Diamond Resorts Owner Trust 2018-1(a)	3.70		1/21/2031	182,857	182,857	189,350
Diamond Resorts Owner Trust 2021-1(a)	2.05		11/21/2033	3,600,951	3,600,177	3,630,654
Drive Auto Receivables Trust 2021-1	1.45		1/16/2029	6,692,000	6,690,222	6,717,861
Earnest Student Loan Program 2017-A LLC(a)	3.59		1/25/2041	211,747	211,601	212,080
EdLinc Student Loan Funding Trust 2017-A A, PRIME- 1.150%(a)	2.10	(b)	12/1/2047	628,696	625,423	595,235
EDvestinU Private Education Loan Issue No 1 LLC(a)	3.58		11/25/2038	1,079,804	1,079,633	1,121,416
Elara HGV Timeshare Issuer 2016-A LLC(a)	3.22		4/25/2028	338,654	336,219	349,166
Elara HGV Timeshare Issuer LLC 2016-A A(a)	2.73		4/25/2028	491,137	484,648	504,474
Elara HGV Timeshare Issuer LLC 2017-A(a)	2.96		3/25/2030	847,786	842,592	869,741
Elara HGV Timeshare Issuer LLC 2017-A A(a)	2.69		3/25/2030	152,314	152,304	156,053
Elara HGV Timeshare Issuer LLC 2019-A(a)	3.45		1/25/2034	1,664,656	1,664,297	1,715,142
ELFI Graduate Loan Program LLC 2018-A(a)	4.00		8/25/2042	192,944	189,483	196,713
FCI Funding 2019-1 LLC(a)	3.63		2/18/2031	141,933	141,913	143,521
First Investors Auto Owner Trust 2021-1(a)	1.17		3/15/2027	1,500,000	1,499,611	1,505,583
Firstkey Homes Trust(a)	2.49		8/17/2038	4,000,000	3,999,917	3,988,018

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Flagship Credit Auto Trust 2019-1(a)	3.60%		2/18/2025	2,175,000	$2,176,037	$2,223,014
FNA VI LLC(a)	1.35		1/10/2032	10,143,533	10,142,014	10,133,151
GCI Funding I LLC(a)	2.38		6/18/2046	1,260,931	1,260,609	1,266,576
GM Financial Revolving Receivables Trust 2021-1(a)	1.67		6/12/2034	2,540,000	2,540,000	2,540,367
Goal Capital Funding Trust 2010-1 A, 3M USD LIBOR + 0.700%(a)	0.83	(b)	8/25/2048	90,861	87,632	91,005
Goal Structured Solution Trust 2015-1 B, 1M USD LIBOR + 1.500%(a)	1.59	(b)	9/25/2043	100,000	78,428	98,350
Goodgreen 2019-2(a)	2.76		4/15/2055	1,775,591	1,775,591	1,812,691
Goodgreen Trust 2016-1 A(a)	3.23		10/15/2052	529,920	523,197	551,948
Goodgreen Trust 2018-1A A(a)	3.93		10/15/2053	2,397,102	2,424,083	2,529,591
Goodgreen Trust 2019-1(a)	3.86		10/15/2054	1,988,554	1,988,898	2,097,101
Grace Point International Funding, 1M USD LIBOR + 1.400%(a)	1.49	(b)	11/1/2023	1,750,000	1,750,000	1,750,000
HERO Funding Trust 2015-1A A(a)	3.84		9/21/2040	279,666	284,187	290,153
HERO Funding Trust 2016-4A A1(a)	3.57		9/20/2047	130,907	130,859	133,878
HERO Funding Trust 2017-2A A1(a)	3.28		9/20/2048	50,912	50,880	52,956
HERO Funding Trust 2017-2A A2(a)	4.07		9/20/2048	40,002	40,924	42,102
HERO Funding Trust 2017-3A A1(a)	3.19		9/20/2048	338,005	337,900	351,044
HERO Funding Trust 2018-1(a)	4.67		9/20/2048	528,190	538,492	564,153
Higher Education Funding I 2004-1 B1, 28 day ARS(a)	3.27	(b)	1/1/2044	950,000	844,164	846,305
Hilton Grand Vacations Trust 2017-AA B(a)	2.96	(c)	12/26/2028	308,130	308,844	314,149
Hilton Grand Vacations Trust 2018-A(a)	3.54		2/25/2032	178,025	178,021	186,580
Hilton Grand Vacations Trust 2019-A(a)	2.84		7/25/2033	1,456,400	1,456,400	1,487,352
Horizon Aircraft Finance I Ltd. 2018-1 A(a)	4.46		12/15/2038	401,262	401,255	401,440
Horizon Aircraft Finance III Ltd.(a)	3.43		11/15/2039	1,844,442	1,787,205	1,839,492
Kestrel Aircraft Funding Ltd.(a),(d)	4.25		12/15/2038	3,296,535	3,355,317	3,278,692
Laurel Road Prime Student Loan Trust 2017-B CFX(a)	3.61		8/25/2042	235,506	235,474	239,018
Laurel Road Prime Student Loan Trust 2017-C B(a)	2.95		11/25/2042	271,253	271,158	277,336
Laurel Road Prime Student Loan Trust 2019-A(a)	3.00		10/25/2048	687,875	687,817	702,590
MACH 1 Cayman 2019-1 Ltd.(a)	3.47		10/15/2039	1,240,898	1,240,861	1,238,009
Marlette Funding Trust 2019-2(a)	3.53		7/16/2029	976,000	975,848	982,371
Mosaic Solar Loan Trust 2018-2-GS(a)	4.20		2/22/2044	335,687	335,637	362,903
Mosaic Solar Loans LLC 2017-1A A(a)	4.45		6/20/2042	47,401	47,389	50,414
Navient Private Education Refi Loan Trust 2020-B(a)	2.77		1/15/2069	4,400,000	4,458,797	4,518,260
Navient Student Loan Trust 2015-1 B, 1M USD LIBOR + 1.500%	1.59	(b)	7/25/2052	1,100,000	1,096,133	1,095,711
Nelnet Private Education Loan Trust 2016-A A1A, 1M USD LIBOR + 1.750%(a)	1.84	(b)	12/26/2040	46,005	46,005	46,183
Nelnet Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.200%	0.33	(b)	1/25/2038	867,555	821,611	756,243
Nelnet Student Loan Trust 2006-3, 3M USD LIBOR + 0.250%	0.38	(b)	6/25/2041	1,467,463	1,381,657	1,335,392

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Nelnet Student Loan Trust 2012-4, 1M USD LIBOR + 1.000%(a)	1.09	(b)%	7/26/2049	900,000	$871,151	$857,247
New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1(a)	5.47		8/15/2053	1,651,000	1,651,000	1,655,098
NovaStar Mortgage Funding Trust 2004-4 M5, 1M USD LIBOR + 1.725%	1.81	(b)	3/25/2035	18,183	18,183	18,183
NP SPE II LLC 2017-1A A1(a)	3.37		10/21/2047	279,647	279,647	287,365
NRZ Advance Receivables Trust 2015-ON1(a)	2.46		10/15/2052	1,012,800	1,012,800	1,014,406
Oak Street Investment Grade Net Lease Fund Series 2020-1(a)	2.26		11/20/2050	1,654,000	1,653,822	1,637,918
Oak Street Investment Grade Net Lease Fund Series 2021-1(a)	2.80		1/20/2051	6,240,000	6,244,245	6,306,437
Orange Lake Timeshare Trust 2016-A B(a)	2.91		3/8/2029	170,482	168,726	172,308
Orange Lake Timeshare Trust 2018-A(a)	3.74		11/8/2030	339,397	344,396	345,837
Oxford Finance Funding 2020-1 LLC(a)	3.10		2/15/2028	1,296,000	1,296,000	1,318,569
Oxford Finance Funding 2020-1 LLC(a)	4.04		2/15/2028	1,750,000	1,780,068	1,794,621
Pennsylvania Higher Education Assistance Agency	1.45		10/25/2042	650,000	641,633	648,602
Pioneer Aircraft Finance Ltd.(a),(d)	3.97		6/15/2044	922,251	922,251	918,924
Planet Fitness Master Issuer LLC(a)	4.26		9/5/2048	2,522,000	2,538,937	2,511,845
Planet Fitness Master Issuer LLC(a)	4.67		9/5/2048	8,180,980	8,457,619	8,410,600
PNMAC GMSR Issuer Trust 2018-GT1, 1M USD LIBOR + 2.850%(a)	2.94	(b)	2/25/2023	470,000	470,000	471,157
RAMP Series 2005-EFC1 Trust, 1M USD LIBOR + 0.650%	1.06	(b)	5/25/2035	2,083,464	2,081,062	2,092,547
Santander Consumer Auto Receivables Trust 2021-A(a)	1.57		1/15/2027	1,500,000	1,499,513	1,511,430
Santander Drive Auto Receivables Trust 2020-4	1.48		1/15/2027	401,000	400,934	406,239
Santander Revolving Auto Loan Trust 2019-A(a)	3.00		1/26/2032	439,000	438,874	459,882
Santander Revolving Auto Loan Trust 2019-A(a)	3.45		1/26/2032	1,277,000	1,296,134	1,333,074
SBA Tower Trust(a)	3.87		10/15/2049	1,300,000	1,304,835	1,357,819
Sierra Receivables Funding Co LLC 2017-1A A(a)	2.91		3/20/2034	183,737	184,202	184,403
Sierra Timeshare 2019-1 Receivables Funding LLC(a)	3.77		1/20/2036	588,633	591,247	606,343
Sierra Timeshare 2019-3 Receivables Funding LLC(a)	3.00		8/20/2036	2,155,908	2,155,719	2,186,398
Sierra Timeshare 2020-2 Receivables Funding LLC(a)	3.51		7/20/2037	298,060	298,025	306,099
Sierra Timeshare 2021-1 Receivables Funding LLC(a)	1.79		11/20/2037	1,344,808	1,344,635	1,344,046
SLC Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.200%	0.32	(b)	2/15/2045	505,776	460,366	476,088
SLC Student Loan Trust 2006-1, 3M USD LIBOR + 0.210%	0.33	(b)	3/15/2055	1,791,875	1,674,728	1,639,324
SLC Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.230%	0.35	(b)	12/15/2039	1,339,393	1,255,888	1,217,883
SLM Student Loan Trust 2003-11, 3M USD LIBOR + 0.650%	0.77	(b)	12/15/2038	748,223	715,330	711,285

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
SLM Student Loan Trust 2003-14 A6, 3M USD LIBOR + 0.300%	0.43	(b)%	7/25/2025	14,525	$14,269	$14,519
SLM Student Loan Trust 2003-4 B, 3M USD LIBOR + 0.650%	0.77	(b)	6/15/2038	288,084	277,010	277,625
SLM Student Loan Trust 2004-1, 3M USD LIBOR + 0.500%	0.63	(b)	7/25/2039	421,147	402,613	398,367
SLM Student Loan Trust 2004-8, 3M USD LIBOR + 0.460%	0.59	(b)	1/25/2040	879,157	837,679	834,951
SLM Student Loan Trust 2005-4 B, 3M USD LIBOR + 0.180%	0.31	(b)	7/25/2055	566,366	508,546	534,704
SLM Student Loan Trust 2005-5, 3M USD LIBOR + 0.250%	0.38	(b)	10/25/2040	566,427	534,720	537,015
SLM Student Loan Trust 2005-6 B, 3M USD LIBOR + 0.290%	0.42	(b)	1/25/2044	1,637,935	1,537,620	1,532,270
SLM Student Loan Trust 2005-9, 3M USD LIBOR + 0.300%	0.43	(b)	1/25/2041	657,140	630,790	610,518
SLM Student Loan Trust 2006-2(e)	Zero Coupon		1/25/2041	3,956	1,621,960	1,981,956
SLM Student Loan Trust 2006-5 B, 3M USD LIBOR + 0.210%	0.34	(b)	10/25/2040	445,628	401,147	419,072
SLM Student Loan Trust 2006-7 B, 3M USD LIBOR + 0.200%	0.33	(b)	1/27/2042	422,076	394,862	391,755
SMB Private Education Loan Trust 2014-A(a)	4.00		9/15/2042	1,250,000	1,270,365	1,289,008
SMB Private Education Loan Trust 2015-A A2B, 1M USD LIBOR + 1.000%(a)	1.08	(b)	6/15/2027	7,590	7,518	7,594
SMB Private Education Loan Trust 2015-A A3, 1M USD LIBOR + 1.500%(a)	1.58	(b)	2/17/2032	900,000	916,197	907,743
SMB Private Education Loan Trust 2015-C(a)	4.50		9/17/2046	1,710,000	1,752,500	1,824,291
SMB Private Education Loan Trust 2016-C A2B, 1M USD LIBOR + 1.100%(a)	1.18	(b)	9/15/2034	122,349	122,349	123,048
SoFi Alternative Trust 2019-C(a),(e)	1.04		1/25/2045	1,759,711	1,816,281	1,887,416
SoFi Consumer Loan Program 2020-1 Trust(a)	2.94		1/25/2029	4,000,000	3,999,417	4,088,426
SoFi Consumer Loan Program Trust 2019-3(a)	3.89		5/25/2028	2,766,000	2,767,639	2,839,073
SoFi Professional Loan Program 2017-C LLC(a)	4.21		7/25/2040	2,410,000	2,516,742	2,484,237
SoFi Professional Loan Program 2019-A LLC(a)	4.11		6/15/2048	870,000	876,344	908,750
SoFi Professional Loan Program LLC 2016-B A1, 1M USD LIBOR + 1.200%(a)	1.29	(b)	6/25/2033	96,252	97,160	96,725
SoFi Professional Loan Program LLC 2016-D A1, 1M USD LIBOR + 0.950%(a)	1.04	(b)	1/25/2039	17,876	17,876	17,906
Store Master Funding I-VII A3(a)	4.40		10/20/2048	1,863,583	1,882,161	1,961,574
Structured Asset Investment Loan Trust 2004-11, 1M USD LIBOR + 0.930%	1.02	(b)	1/25/2035	4,746,732	4,749,138	4,659,866
TAL Advantage VII LLC(a)	3.29		9/20/2045	2,327,000	2,326,496	2,361,666
Terwin Mortgage Trust 2006-5, 1M USD LIBOR + 0.420%(a)	0.51	(b)	7/25/2037	2,140,414	2,109,659	2,125,413
Textainer Marine Containers Ltd.(a)	1.94		8/20/2046	3,973,333	3,972,651	3,921,684

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Thrust Engine Leasing(a)	4.16%		7/15/2040	3,084,415	$3,084,299	$3,042,904
Trafigura Securitisation Finance plc 2021-1(a),(e)	1.78		1/15/2025	7,048,000	7,047,927	7,051,524
Trinity Rail Leasing 2019 LLC(a)	3.82		4/17/2049	2,047,380	2,046,402	2,121,838
Vantage Data Centers LLC(a)	1.65		9/15/2045	2,475,000	2,475,000	2,466,786
Wachovia Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.300%	0.43	(b)	10/25/2040	465,300	431,641	433,588
Welk Resorts LLC 2017-AA B(a)	3.41		6/15/2033	393,024	394,797	394,416
Westgate Resorts LLC 2018-1(a)	3.38		12/20/2031	200,532	200,254	202,407
Westlake Automobile Receivables Trust 2019-3(a)	3.59		3/17/2025	2,182,000	2,181,752	2,260,101
Westlake Automobile Receivables Trust 2021-1(a)	1.23		4/15/2026	6,000,000	5,998,848	6,002,861
Westlake Automobile Receivables Trust 2021-1(a)	2.33		8/17/2026	5,269,000	5,268,067	5,260,045
Willis Engine Structured Trust IV(a)	4.75		9/15/2043	998,606	1,011,801	998,896
World Omni Select Auto Trust 2021-A	1.44		11/15/2027	5,751,000	5,750,868	5,722,826

Total Other Asset-Backed Securities				259,489,718	260,830,108	262,598,594

Total Asset-Backed Securities				347,654,617	348,956,121	350,775,193

Corporate Bonds — 49.7%*:
Agriculture — 1.5%*:
BAT Capital Corp.(d)	4.70		4/2/2027	5,350,000	6,047,091	6,040,907
Imperial Brands Finance plc(a),(d)	3.13		7/26/2024	3,927,000	4,047,524	4,131,359
Imperial Brands Finance plc(a),(d)	3.50		2/11/2023	1,347,000	1,348,825	1,386,484
Wens Foodstuffs Group Co. Ltd.(d)	2.35		10/29/2025	6,475,000	6,247,378	5,952,856

Total Agriculture				17,099,000	17,690,818	17,511,606

Airlines — 0.6%*:
Delta Air Lines, Inc. / SkyMiles IP Ltd.(a)	4.50		10/20/2025	6,580,000	7,007,517	7,040,308

Auto Manufacturers — 2.6%*:
Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%	1.36	(b)	2/15/2023	985,000	985,000	981,085
Ford Motor Credit Co. LLC	3.09		1/9/2023	2,785,000	2,804,547	2,825,939
Ford Motor Credit Co. LLC	3.35		11/1/2022	6,605,000	6,678,640	6,711,539
General Motors Co.	6.13		10/1/2025	3,860,000	4,518,790	4,521,151
Harley-Davidson Financial Services, Inc.(a)	3.35		6/8/2025	2,881,000	3,032,429	3,058,231
Hyundai Capital America(a)	1.50		6/15/2026	5,355,000	5,342,362	5,296,182
Kia Corp.(a),(d)	1.00		4/16/2024	2,425,000	2,418,637	2,425,434
Nissan Motor Acceptance Co. LLC(a),(d)	1.85		9/16/2026	5,920,000	5,918,590	5,855,857

Total Auto Manufacturers				30,816,000	31,698,995	31,675,418

Auto Parts&Equipment — 0.2%*:
Metalsa SA de CV(a),(d)	4.90		4/24/2023	2,300,000	2,380,255	2,393,869

Beverages — 0.6%*:
Bacardi Ltd.(a),(d)	4.45		5/15/2025	4,204,000	4,590,784	4,615,404
JDE Peet’s NV(a),(d)	1.38		1/15/2027	3,064,000	3,044,306	3,021,433

Total Beverages				7,268,000	7,635,090	7,636,837

Chemicals — 1.0%*:
Celanese US Holdings LLC	1.40		8/5/2026	1,700,000	1,698,335	1,686,956
MEGlobal Canada ULC(a),(d)	5.00		5/18/2025	5,450,000	6,004,136	5,999,428
Syngenta Finance NV(a),(d)	4.44		4/24/2023	3,800,000	3,883,575	3,972,059

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Chemicals (continued):
Syngenta Finance NV(a),(d)	4.89%		4/24/2025	200,000	$213,985	$218,816

Total Chemicals				11,150,000	11,800,031	11,877,259

Commercial Banks — 12.1%*:
ABN AMRO Bank NV(a),(d)	4.75		7/28/2025	6,010,000	6,664,336	6,662,733
Arab National Bank, 5 year CMT + 2.974%(d)	3.33	(b)	10/28/2030	3,150,000	3,264,774	3,233,891
Banco Santander SA(d)	1.85		3/25/2026	4,200,000	4,211,896	4,252,236
Bank of America Corp., SOFR + 0.960%	1.73	(b)	7/22/2027	1,620,000	1,634,138	1,626,450
Bank of America Corp.	4.00		1/22/2025	3,341,000	3,622,094	3,629,978
Bank of America Corp.	4.25		10/22/2026	5,410,000	6,103,999	6,087,379
Bank of America Corp. MTN	3.95		4/21/2025	905,000	984,080	985,980
Bank of Nova Scotia (The)(d)	4.50		12/16/2025	6,288,000	7,008,429	7,063,501
Barclays plc(d)	5.20		5/12/2026	5,895,000	6,728,048	6,740,107
BPCE SA(a),(d)	4.63		7/11/2024	850,000	928,746	925,271
BPCE SA(a),(d)	5.70		10/22/2023	6,848,000	7,435,359	7,507,484
Burgan Bank SAK, 5 year CMT + 2.229%(d)	2.75	(b)	12/15/2031	2,000,000	2,000,000	1,837,600
Citigroup, Inc.	4.40		6/10/2025	7,985,000	8,733,275	8,834,513
Credit Suisse AG(a),(d)	6.50		8/8/2023	4,510,000	4,795,437	4,935,293
Danske Bank A/S(a),(d)	1.55		9/10/2027	1,905,000	1,905,000	1,889,171
Danske Bank A/S(a),(d)	5.00		1/12/2022	1,990,000	2,002,635	2,013,948
Deutsche Bank AG, SOFR + 2.159%(d)	2.22	(b)	9/18/2024	2,415,000	2,415,000	2,475,159
Goldman Sachs Group, Inc. (The)	4.25		10/21/2025	14,605,000	16,184,478	16,169,858
HSBC Holdings plc(d)	4.25		3/14/2024	343,000	367,142	368,449
HSBC Holdings plc(d)	4.25		8/18/2025	2,617,000	2,889,524	2,869,766
HSBC Holdings plc(d)	4.38		11/23/2026	3,110,000	3,511,428	3,464,800
ING Groep NV, SOFR + 1.005%	1.73	(b)	4/1/2027	3,113,000	3,122,885	3,129,318
JPMorgan Chase & Co., SOFR + 0.765%	1.47	(b)	9/22/2027	2,955,000	2,955,000	2,934,712
Lloyds Banking Group plc(d)	4.05		8/16/2023	4,480,000	4,768,936	4,769,781
Macquarie Group Ltd., SOFR + 1.069%(a),(d)	1.34	(b)	1/12/2027	3,330,000	3,327,326	3,299,579
Morgan Stanley	3.70		10/23/2024	4,410,000	4,788,710	4,782,846
Morgan Stanley	4.10		5/22/2023	1,785,000	1,850,664	1,884,544
Morgan Stanley	4.35		9/8/2026	6,550,000	7,398,134	7,392,114
Natwest Group plc, 1 year CMT + 0.900%(d)	1.64	(b)	6/14/2027	1,840,000	1,840,000	1,839,062
Sberbank of Russia Via SB Capital SA(a),(d)	5.25		5/23/2023	3,150,000	3,311,334	3,315,966
Societe Generale SA, 1 year CMT + 1.100%(a),(d)	1.49	(b)	12/14/2026	4,041,000	4,039,270	3,994,334
Societe Generale SA, 1 year CMT + 1.000%(a),(d)	1.79	(b)	6/9/2027	245,000	245,000	243,563
Sumitomo Mitsui Financial Group, Inc.	2.45		9/27/2024	4,040,000	4,230,905	4,219,658
UBS Group AG(a),(d)	4.13		9/24/2025	5,400,000	5,950,014	5,963,663
Wells Fargo & Co.	4.10		6/3/2026	3,040,000	3,400,900	3,383,864

Total Commercial Banks				134,376,000	144,618,896	144,726,571

Commercial Services — 1.3%*:
Adani Ports & Special Economic Zone Ltd.(a),(d)	3.38		7/24/2024	5,878,000	5,964,450	6,125,244
Ashtead Capital, Inc.(a)	1.50		8/12/2026	2,045,000	2,039,843	2,022,851
Element Fleet Management Corp.(a)	1.60		4/6/2024	1,225,000	1,223,794	1,242,463

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Commercial Services (continued):
Triton Container International Ltd.(a)	2.05%	4/15/2026	5,685,000	$5,688,239	$5,701,061

Total Commercial Services			14,833,000	14,916,326	15,091,619

Computers — 0.4%*:
Dell International LLC / EMC Corp.	4.00	7/15/2024	2,472,000	2,520,541	2,673,837
Dell International LLC / EMC Corp.	5.85	7/15/2025	1,855,000	2,066,509	2,157,403

Total Computers			4,327,000	4,587,050	4,831,240

Distribution/Wholesale — 0.6%*:
Li & Fung Ltd.(d)	4.50	8/18/2025	6,900,000	7,104,525	7,121,231

Diversified Financial Services — 3.8%*:
AerCap Ireland Capital DAC / AerCap Global Aviation Trust(d)	2.88	8/14/2024	4,960,000	4,963,543	5,166,185
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.50	9/15/2023	1,095,000	1,090,635	1,166,537
Aircastle Ltd.	4.13	5/1/2024	3,755,000	3,996,672	3,993,822
Aircastle Ltd.	5.00	4/1/2023	1,116,000	1,155,619	1,185,519
Antares Holdings LP(a)	2.75	1/15/2027	2,145,000	2,133,741	2,145,913
Antares Holdings LP(a)	3.95	7/15/2026	4,070,000	4,088,795	4,287,127
Antares Holdings LP(a)	6.00	8/15/2023	2,160,000	2,195,484	2,336,576
Avolon Holdings Funding Ltd.(a),(d)	2.88	2/15/2025	5,265,000	5,369,415	5,411,667
BGC Partners, Inc.	4.38	12/15/2025	2,615,000	2,679,590	2,822,913
Blackstone Private Credit Fund(a)	2.63	12/15/2026	5,000,000	4,965,223	4,979,810
Brookfield Finance Inc.(d)	4.00	4/1/2024	2,275,000	2,319,115	2,440,899
Lazard Group LLC	3.75	2/13/2025	3,430,000	3,596,162	3,701,933
LeasePlan Corp. NV(a),(d)	2.88	10/24/2024	1,502,000	1,509,788	1,571,997
SPARC EM SPC Panama Metro Line 2 SP(a),(d)	Zero Coupon	12/5/2022	970,553	957,127	955,995
Synchrony Financial	3.70	8/4/2026	900,000	980,885	974,859
Synchrony Financial	3.95	12/1/2027	1,795,000	1,996,279	1,979,036

Total Diversified Financial Services			43,053,553	43,998,073	45,120,788

Electric — 0.7%*:
Alliant Energy Finance LLC(a)	1.40	3/15/2026	1,085,000	1,083,281	1,069,609
Enel Finance International NV(a)	1.38	7/12/2026	3,750,000	3,732,407	3,726,989
Pacific Gas and Electric Co.	1.75	6/16/2022	4,070,000	4,069,941	4,063,493

Total Electric			8,905,000	8,885,629	8,860,091

Energy-Alternate Sources — 0.4%*:
Contemporary Ruiding Development Ltd.(d)	1.50	9/9/2026	4,364,000	4,340,064	4,302,904

Food — 0.6%*:
JBS USA Food Co(a)	7.00	1/15/2026	3,075,000	3,227,611	3,214,759
Smithfield Foods, Inc.(a)	4.25	2/1/2027	3,700,000	4,058,432	4,043,251

Total Food			6,775,000	7,286,043	7,258,010

Gas — 0.4%*:
ONE Gas, Inc.	1.10	3/11/2024	4,910,000	4,905,384	4,910,231

Healthcare-Services — 1.0%*:
HCA, Inc.	5.38	2/1/2025	5,320,000	5,964,185	5,945,100
Universal Health Services, Inc.(a)	1.65	9/1/2026	5,685,000	5,678,036	5,647,416

Total Healthcare-Services			11,005,000	11,642,221	11,592,516

Insurance — 2.4%*:
AmTrust Financial Services, Inc.	6.13	8/15/2023	3,245,000	3,289,703	3,312,569
Athene Global Funding(a)	1.73	10/2/2026	2,995,000	2,995,000	2,991,956

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Insurance (continued):
Athene Global Funding(a)	2.50%	1/14/2025	1,610,000	$1,612,061	$1,673,029
Athene Global Funding(a)	2.75	6/25/2024	2,265,000	2,304,308	2,376,592
Brighthouse Financial Global Funding(a)	1.00	4/12/2024	1,460,000	1,457,963	1,468,414
Brighthouse Financial Global Funding(a)	1.55	5/24/2026	2,578,000	2,572,595	2,588,313
CNO Financial Group, Inc.	5.25	5/30/2025	4,225,000	4,724,775	4,753,661
CNO Global Funding(a)	1.75	10/7/2026	2,664,000	2,663,627	2,663,627
Enstar Group Ltd.	4.50	3/10/2022	2,750,000	2,756,432	2,783,551
GA Global Funding Trust(a)	1.63	1/15/2026	1,560,000	1,562,137	1,573,063
Unum Group	3.88	11/5/2025	2,625,000	2,679,678	2,839,342

Total Insurance			27,977,000	28,618,279	29,024,117

Internet — 0.8%*:
Baidu, Inc.(d)	1.63	2/23/2027	6,139,000	6,136,168	6,055,264
Expedia Group, Inc.	4.63	8/1/2027	1,243,000	1,405,345	1,408,735
Weibo Corp.(d)	3.50	7/5/2024	2,300,000	2,383,299	2,395,839

Total Internet			9,682,000	9,924,812	9,859,838

Investment Company Security — 1.9%*:
Ares Capital Corp.	3.88	1/15/2026	4,455,000	4,754,481	4,762,480
Ares Capital Corp.	4.20	6/10/2024	2,610,000	2,657,830	2,798,671
BlackRock TCP Capital Corp.	3.90	8/23/2024	3,630,000	3,604,158	3,858,083
Golub Capital BDC, Inc.	2.50	8/24/2026	1,365,000	1,361,315	1,372,958
Golub Capital BDC, Inc.	3.38	4/15/2024	3,072,000	3,197,608	3,211,648
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.75	9/15/2024	3,350,000	3,475,989	3,484,000
Sixth Street Specialty Lending, Inc.	3.88	11/1/2024	2,735,000	2,736,553	2,911,264

Total Investment Company Security			21,217,000	21,787,934	22,399,104

Iron/Steel — 1.0%*:
Severstal OAO Via Steel Capital SA(a),(d)	3.15	9/16/2024	5,878,000	6,023,622	6,105,038
Vale Overseas Ltd.(d)	6.25	8/10/2026	5,314,000	6,243,639	6,293,370

Total Iron/Steel			11,192,000	12,267,261	12,398,408

Leisure Time — 0.1%*:
Harley-Davidson, Inc.	3.50	7/28/2025	1,425,000	1,520,162	1,520,049

Lodging — 0.7%*:
Hyatt Hotels Corp.	1.80	10/1/2024	2,300,000	2,299,862	2,304,755
Las Vegas Sands Corp.	3.20	8/8/2024	5,845,000	5,884,117	6,000,500

Total Lodging			8,145,000	8,183,979	8,305,255

Machinery-Constr&Mining — 0.5%*:
Weir Group plc (The)(a),(d)	2.20	5/13/2026	5,895,000	5,931,069	5,951,028

Machinery-Diversified — 0.1%*:
CNH Industrial NV(d)	4.50	8/15/2023	900,000	905,814	961,898

Media — 0.6%*:
Cable Onda SA(a),(d)	4.50	1/30/2030	4,220,000	4,514,272	4,421,241
ViacomCBS, Inc.	4.75	5/15/2025	2,045,000	2,293,414	2,288,706

Total Media			6,265,000	6,807,686	6,709,947

Mining — 0.5%*:
Glencore Finance Canada Ltd.(a),(d)	4.25	10/25/2022	484,000	489,826	502,668
Glencore Funding LLC(a)	1.63	4/27/2026	2,450,000	2,447,640	2,436,584
Glencore Funding LLC(a),(d)	3.00	10/27/2022	730,000	729,510	747,155

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Mining (continued):
Glencore Funding LLC(a),(d)	4.13%	5/30/2023	1,880,000	$1,900,478	$1,986,784

Total Mining			5,544,000	5,567,454	5,673,191

Multi-National — 0.9%*:
Africa Finance Corp.(d)	3.13	6/16/2025	3,898,000	4,001,196	4,063,836
Eastern & Southern African Trade & Development Bank(d)	4.88	5/23/2024	6,000,000	6,315,419	6,323,400

Total Multi-National			9,898,000	10,316,615	10,387,236

Oil and Gas — 2.7%*:
Cenovus Energy, Inc.(d)	5.38	7/15/2025	1,396,000	1,575,758	1,589,613
Delek & Avner Tamar Bond Ltd.(a),(d)	5.41	12/30/2025	3,000,000	3,048,342	3,013,500
Diamondback Energy, Inc.	0.90	3/24/2023	3,195,000	3,194,763	3,193,839
EQT Corp.	3.00	10/1/2022	3,185,000	3,160,096	3,241,056
EQT Corp.	6.63	2/1/2025	2,650,000	2,820,384	3,033,058
Occidental Petroleum Corp.	5.50	12/1/2025	6,645,000	6,757,416	7,359,337
Ovintiv Exploration, Inc.	5.63	7/1/2024	3,125,000	3,344,219	3,464,668
Petroleos Mexicanos(d)	4.63	9/21/2023	7,725,000	7,915,920	7,979,925

Total Oil and Gas			30,921,000	31,816,898	32,874,996

Packaging and Containers — 0.4%*:
Berry Global, Inc.(a)	1.65	1/15/2027	3,595,000	3,591,725	3,549,739
Sealed Air Corp.(a)	5.50	9/15/2025	679,000	741,210	755,387

Total Packaging and Containers			4,274,000	4,332,935	4,305,126

Pharmaceuticals — 0.2%*:
AbbVie, Inc.	3.80	3/15/2025	1,925,000	2,036,674	2,090,335

Pipelines — 1.6%*:
Energy Transfer Partners LP	4.20	9/15/2023	4,315,000	4,391,940	4,582,751
EnLink Midstream Partners LP	4.40	4/1/2024	6,035,000	6,154,861	6,272,900
EQM Midstream Partners LP	4.75	7/15/2023	2,250,000	2,274,480	2,349,675
Plains All American Pipeline LP / PAA Finance Corp.	4.65	10/15/2025	4,115,000	4,431,065	4,559,657
Plains All American Pipeline LP/PAA Finance Corp.	4.50	12/15/2026	725,000	790,628	810,380

Total Pipelines			17,440,000	18,042,974	18,575,363

Private Equity — 0.4%*:
Hercules Capital, Inc.	2.63	9/16/2026	3,335,000	3,326,529	3,332,413
Hercules Capital, Inc.	4.63	10/23/2022	1,625,000	1,622,923	1,655,049

Total Private Equity			4,960,000	4,949,452	4,987,462

Real Estate — 1.4%*:
Country Garden Holdings Co. Ltd.(d)	8.00	1/27/2024	5,503,000	5,721,921	5,677,720
MAF Sukuk Ltd.(d)	4.50	11/3/2025	3,150,000	3,443,724	3,469,528
Shimao Property Holdings Ltd.(d)	6.13	2/21/2024	8,100,000	8,354,045	8,091,394

Total Real Estate			16,753,000	17,519,690	17,238,642

Real Estate Investment Trusts — 2.2%*:
Host Hotels & Resorts LP	3.75	10/15/2023	5,310,000	5,460,343	5,558,182
SBA Tower Trust(a)	2.84	1/15/2025	5,300,000	5,300,000	5,504,327
Service Properties Trust	4.35	10/1/2024	6,315,000	6,362,785	6,393,937
Simon Property Group LP	1.38	1/15/2027	3,540,000	3,535,531	3,502,941
Trust Fibra Uno(a),(d)	5.25	1/30/2026	2,772,000	2,971,318	3,068,604
Vornado Realty LP	2.15	6/1/2026	1,685,000	1,682,847	1,710,688

Total REITS			24,922,000	25,312,824	25,738,679

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Retail — 0.5%*:
Nordstrom, Inc.	2.30%		4/8/2024	1,487,000	$1,488,105	$1,487,088
QVC, Inc.	4.38		3/15/2023	4,060,000	4,059,280	4,234,580

Total Retail				5,547,000	5,547,385	5,721,668

Semiconductors — 0.2%*:
Marvell Technology, Inc.(a)	1.65		4/15/2026	2,785,000	2,784,075	2,788,080

Storage/Warehousing — 0.3%*:
GLP China Holdings Ltd.(d)	4.97		2/26/2024	2,977,000	3,100,907	3,170,133

Telecommunications — 1.6%*:
AT&T, Inc.	1.70		3/25/2026	—	(6)	—
NBN Co. Ltd.(a),(d)	1.45		5/5/2026	2,745,000	2,739,409	2,732,833
PT Tower Bersama Infrastructure Tbk(d)	4.25		1/21/2025	7,355,000	7,692,118	7,721,831
Qwest Corp.	6.75		12/1/2021	2,480,000	2,494,588	2,502,072
Sprint Communications, Inc.	9.25		4/15/2022	1,005,000	1,033,637	1,045,200
Telecom Italia SpA(a),(d)	5.30		5/30/2024	2,690,000	2,911,873	2,897,668
Telefonaktiebolaget LM Ericsson(d)	4.13		5/15/2022	2,650,000	2,652,818	2,704,166

Total Telecommunications				18,925,000	19,524,437	19,603,770

Toys/Games/Hobbies — 0.6%*:
Mattel, Inc.(a)	3.38		4/1/2026	6,660,000	6,880,761	6,867,126

Trucking and Leasing — 0.3%*:
PT Penske Truck Leasing Co. LP / L Finance Corp.(a)	1.70		6/15/2026	3,835,000	3,845,669	3,854,329

Total Corporate Bonds				564,725,553	588,022,663	592,956,278

Mortgage-Backed Securities — 18.1%*:
Angel Oak Mortgage Trust 2021-1(a)	2.22	(f)	1/25/2066	1,620,000	1,620,000	1,627,665
Angel Oak Mortgage Trust 2021-3(a)	2.48	(f)	5/25/2066	6,583,000	6,582,865	6,645,348
Angel Oak Mortgage Trust LLC 2020-5(a)	1.58	(f)	5/25/2065	957,175	957,175	959,900
Angel Oak Mortgage Trust LLC 2020-5(a)	2.04	(f)	5/25/2065	872,873	872,858	876,157
BAMLL Commercial Mortgage Securities Trust 2018-DSNY, 1M USD LIBOR + 1.350%(a)	1.43	(b)	9/15/2034	270,000	270,000	268,979
BAMLL Commercial Mortgage Securities Trust 2019-BPR(a)	4.02	(f)	11/5/2032	3,420,000	3,439,047	3,417,184
BHMS 2018-ATLS, 1M USD LIBOR + 1.500%(a)	1.58	(b)	7/15/2035	1,800,000	1,800,000	1,799,971
BSREP Commercial Mortgage Trust 2021-DC, 1M USD LIBOR + 1.550%(a)	1.63	(b)	8/15/2038	5,565,000	5,565,000	5,570,229
BX Commercial Mortgage Trust 2019-XL, 1M USD LIBOR + 1.800%(a)	1.88	(b)	10/15/2036	1,063,054	1,063,054	1,064,050
BX Commercial Mortgage Trust 2019-XL, 1M USD LIBOR + 2.000%(a)	2.08	(b)	10/15/2036	3,423,335	3,431,205	3,427,616
BX Commercial Mortgage Trust 2020-BXLP, 1M USD LIBOR + 1.250%(a)	1.33	(b)	12/15/2036	1,225,722	1,213,711	1,225,337
BX Commercial Mortgage Trust 2020-BXLP, 1M USD LIBOR + 1.600%(a)	1.68	(b)	12/15/2036	4,992,283	4,991,930	4,995,426
BX Commercial Mortgage Trust 2021-VOLT, 1M USD LIBOR + 2.000%(a)	2.10	(b)	9/15/2036	5,492,000	5,492,000	5,498,878

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Mortgage-Backed Securities (continued):
BX Trust, 1M USD LIBOR + 1.800%(a)	1.88	(b)%	6/15/2038	4,976,000	$4,988,938	$4,986,974
CAMB Commercial Mortgage Trust 2019-LIFE, 1M USD LIBOR + 2.150%(a)	2.23	(b)	12/15/2037	1,499,283	1,499,283	1,500,686
Citigroup Mortgage Loan Trust 2019-IMC1(a)	3.03	(f)	7/25/2049	637,033	636,735	638,769
Citigroup Mortgage Loan Trust 2019-IMC1(a)	3.17	(f)	7/25/2049	3,101,000	3,100,438	3,137,077
COMM 2020-SBX Mortgage Trust(a)	2.40	(f)	1/10/2038	6,200,000	6,348,433	6,215,422
Credit Suisse Mortgage Capital Certificates 2019-ICE4, 1M USD LIBOR + 1.600%(a)	1.68	(b)	5/15/2036	960,000	960,000	962,719
Credit Suisse Mortgage Capital Certificates 2019-ICE4, 1M USD LIBOR + 2.150%(a)	2.23	(b)	5/15/2036	4,000,000	3,977,497	4,006,401
Credit Suisse Mortgage Capital Certificates 2021-NQM4-M1(a)	2.47	(f)	5/25/2066	6,023,350	6,023,350	6,036,052
CSMC 2021-NQM2(a)	1.54	(f)	2/25/2066	4,945,811	4,945,744	4,964,178
Deephaven Residential Mortgage Trust 2021-1(a)	1.13	(f)	5/25/2065	1,857,282	1,857,250	1,854,117
Extended Stay America Trust, 1M USD LIBOR + 1.380%(a)	1.46	(b)	7/15/2038	7,162,737	7,162,736	7,194,058
Extended Stay America Trust, 1M USD LIBOR + 1.700%(a)	1.78	(b)	7/15/2038	6,466,359	6,466,359	6,510,592
Extended Stay America Trust, 1M USD LIBOR + 2.250%(a)	2.33	(b)	7/15/2038	4,974,123	4,974,123	5,017,626
Federal Home Loan Mortgage Corp., SOFR + 0.900%(a)	0.95	(b)	12/25/2050	1,576,967	1,576,967	1,578,445
Federal Home Loan Mortgage Corp. STACR REMIC Trust 2021-DNA1, SOFR + 1.800%(a)	1.85	(b)	1/25/2051	2,566,000	2,566,000	2,571,588
Flagstar Mortgage Trust 2021-6INV(a)	2.50	(f)	8/25/2051	4,900,583	4,975,327	4,933,892
Freddie Mac STACR Trust 2018-DNA2, 1M USD LIBOR + 0.950%(a)	1.04	(b)	12/25/2030	4,605,000	4,605,000	4,597,391
FWD Securitization Trust 2020-INV1(a)	2.85	(f)	1/25/2050	1,804,000	1,803,914	1,807,446
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	3.96	(f)	4/15/2046	1,015,000	1,003,178	1,000,667
KIND Trust 2021-KIND, 1M USD LIBOR + 1.350%(a)	1.43	(b)	8/15/2038	3,200,000	3,200,000	3,201,006
KIND Trust 2021-KIND, 1M USD LIBOR + 1.750%(a)	1.83	(b)	8/15/2038	3,300,000	3,300,000	3,301,027
KKR Industrial Portfolio Trust 2021-KDIP, 1M USD LIBOR + 1.550%(a)	1.63	(b)	12/15/2037	6,917,000	6,917,000	6,903,829
KNDL 2019-KNSQ Mortgage Trust, 1M USD LIBOR + 1.800%(a)	1.88	(b)	5/15/2036	865,000	865,000	865,001
Life 2021-BMR Mortgage Trust, 1M USD LIBOR + 1.750%(a)	1.83	(b)	3/15/2038	1,918,000	1,918,000	1,921,644
MFA 2021-NQM2 Trust(a)	1.47	(f)	11/25/2064	4,447,354	4,447,354	4,448,671
MHC Commercial Mortgage Trust 2021-MHC, 1M USD LIBOR + 2.101%(a)	2.18	(b)	4/15/2038	4,200,000	4,190,477	4,213,028
MHP 2021-STOR, 1M USD LIBOR + 1.050%(a)	1.13	(b)	7/15/2038	3,353,000	3,353,000	3,359,075
MHP 2021-STOR, 1M USD LIBOR + 1.350%(a)	1.43	(b)	7/15/2038	2,225,000	2,225,000	2,229,703
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.77	(f)	2/15/2046	1,340,000	1,370,065	1,354,682

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Mortgage-Backed Securities (continued):
Morgan Stanley Capital I Trust 2012-STAR(a)	4.06	(f)%	8/5/2034	1,300,000	$1,300,026	$1,291,076
New Residential Mortgage Loan Trust 2020-NQM1(a)	3.21	(f)	1/26/2060	2,252,000	2,252,000	2,299,296
NewRez Warehouse Securitization Trust 2021-1, 1M USD LIBOR + 1.050%(a)	1.14	(b)	5/25/2055	4,782,000	4,782,000	4,783,260
NLT 2021-INV2 Trust(a)	1.52	(f)	8/25/2056	5,589,633	5,589,633	5,589,477
OBX 2020-INV1 Trust(a)	3.50	(f)	12/25/2049	1,126,892	1,146,809	1,149,039
OBX 2021-NQM1 Trust(a)	2.22	(f)	2/25/2066	1,798,000	1,797,951	1,801,695
OBX 2021-NQM3 Trust(a)	1.36	(f)	7/25/2061	7,180,244	7,180,141	7,171,827
One New York Plaza Trust 2020-1NYP, 1M USD LIBOR + 2.200%(a)	2.28	(b)	1/15/2026	2,787,000	2,787,000	2,800,928
One New York Plaza Trust 2020-1NYP, 1M USD LIBOR + 2.750%(a)	2.83	(b)	1/15/2026	1,874,000	1,874,000	1,885,707
Shellpoint Co-Originator Trust 2016-1 2A3(a)	3.00	(f)	10/25/2031	288,276	290,550	291,337
STACR Trust 2018-DNA3, 1M USD LIBOR + 2.100%(a)	2.19	(b)	9/25/2048	3,100,000	3,124,836	3,126,247
STAR 2021-1 Trust(a)	1.53	(f)	5/25/2065	6,088,645	6,088,645	6,081,446
Starvest Emerging Markets CBO I(a)	1.52	(f)	6/25/2056	4,951,676	4,951,676	4,944,764
Starvest Emerging Markets CBO I(a)	2.49	(f)	6/25/2056	5,582,000	5,581,914	5,633,351
Starwood Mortgage Residential Trust 2019-INV1(a)	2.92	(f)	9/27/2049	2,073,266	2,073,266	2,094,602
Starwood Mortgage Residential Trust 2020-1(a)	2.88	(f)	2/25/2050	4,700,000	4,699,875	4,750,596
Starwood Mortgage Residential Trust 2020-INV(a)	2.50	(f)	11/25/2055	2,500,000	2,499,914	2,526,197
STWD Trust 2021-FLWR, 1M USD LIBOR + 0.926%(a)	1.01	(b)	7/15/2036	8,000,000	7,970,495	7,990,386
Toorak Mortgage Corp. 2018-1 Ltd.(a)	2.59	(f)	7/25/2056	1,222,000	1,221,962	1,235,990
Verus Securitization Trust 2019-INV2(a)	3.22	(f)	7/25/2059	1,952,583	1,952,560	1,972,497
Verus Securitization Trust 2019-INV3(a)	3.28	(f)	11/25/2059	1,462,000	1,461,966	1,483,730
Verus Securitization Trust 2020-4(a)	3.29	(f)	5/25/2065	2,348,000	2,347,926	2,402,872
Verus Securitization Trust 2021-1(a)	1.97	(f)	1/25/2066	2,247,000	2,246,915	2,256,816
Verus Securitization Trust 2021-5(a)	1.37	(f)	9/25/2066	2,019,000	2,019,000	2,017,114

Total Mortgage-Backed Securities				215,544,539	215,797,073	216,268,756

U.S. Treasury & Government Agencies — 0.4%*:
U.S. Treasury Bonds(g)	8.00		11/15/2021	5,000,000	5,037,271	5,048,544

Total Fixed Income				1,132,924,709	1,157,813,128	1,165,048,771

	COUNTERPARTY	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Purchased Options — 0.1%*:
Call Option Purchased — 0.0%*:
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	$2.44	12/13/2032	1,958,250	1,958,250	98,255	53,333	151,588

Put Options Purchased — 0.1%*:
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	2.94	12/13/2032	22,790,000	22,790,000	1,143,488	(273,008)	870,480
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	3.11	1/31/2033	7,500,000	7,500,000	$358,500	$(99,393)	$259,107

Total Put Options				30,290,000	30,290,000	1,501,988	(372,401)	1,129,587

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 2.4%*:
Commercial Paper — 2.4%*:
Automobile — 0.2%*:
VW Credit Inc.(d)	0.36	2/11/2022	3,000,000	2,996,121	2,996,121

Commercial Services — 0.5%*:
Waste Management, Inc.	0.36	4/5/2022	3,000,000	2,994,575	2,994,575
Waste Management, Inc.	0.36	4/21/2022	3,000,000	2,994,108	2,994,108

Total Commercial Services			6,000,000	5,988,683	5,988,683

Healthcare-Services — 0.6%*:
Cigna Corp.	0.26	12/20/2021	7,000,000	6,995,956	6,995,956

Oil and Gas — 0.9%*:
Suncor Energy, Inc.(d)	0.20	11/29/2021	6,000,000	5,998,033	5,998,033
Suncor Energy, Inc.(d)	0.22	12/8/2021	5,000,000	4,997,922	4,997,922

Total Oil and Gas			11,000,000	10,995,955	10,995,955

Retail — 0.2%*:
Walgreen Co.	0.18	11/3/2021	2,000,000	1,999,670	1,999,670

Total Commercial Paper			29,000,000	28,976,385	28,976,385

Total Short-Term Investments			29,000,000	28,976,385	28,976,385

Total Investments			1,194,172,959	1,188,389,756	1,195,306,331

Other assets and liabilities – (0.1%)*					(813,035)

Net Assets – 100.0%					$1,194,493,296

BCM	Bloomberg proprietary Credit Model
MTN	Medium Term Note
OTC	Over the Counter
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate security. The interest rate shown is the rate in effect at September 30, 2021.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	76.7%
China	3.0%
United Kingdom	2.9%
Canada	1.8%
Switzerland	1.5%
Ireland	1.2%
Mexico	1.1%
France	1.1%
Netherlands	1.0%
Other (Individually less than 1%)	9.7%

Total	100.0%

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

(e)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
(f)	Effective interest rate for this security is the coupon rate at issue based on the underlying loans.
(g)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of September 30, 2021.

A summary of outstanding derivatives at September 30, 2021 is as follows:

Futures

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short Futures
90 Day Euro Futures	12/21/21	111	(16,490,996)	Short	$(16,122,750)	$368,246
90 Day Euro Futures	12/31/21	950	(209,188,226)	Short	(209,051,954)	136,273
90 Day Euro Futures	12/31/21	3,367	(415,839,775)	Short	(413,272,947)	2,566,828
90 Day Euro Futures	03/14/22	8	(1,950,670)	Short	(1,997,100)	(46,430)
90 Day Euro Futures	09/19/22	7	(1,706,137)	Short	(1,744,487)	(38,351)
90 Day Euro Futures	03/13/23	6	(1,461,503)	Short	(1,490,550)	(29,047)
90 Day Euro Futures	12/18/23	8	(1,946,870)	Short	(1,977,100)	(30,230)
90 Day Euro Futures	12/16/24	22	(5,347,293)	Short	(5,411,725)	(64,432)

Total Short Futures						$2,862,857

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 90.9%*:
Corporate Bonds — 46.3%*:
Agriculture — 1.2%*:
Amaggi Luxembourg International Sarl(a),(b)	5.25%		1/28/2028	1,500,000	$1,500,000	$1,537,500
MHP Lux SA(a),(b)	6.25		9/19/2029	270,000	274,109	273,497

Total Agriculture				1,770,000	1,774,109	1,810,997

Auto Manufacturers — 0.7%*:
Uzauto Motors AJ(a),(b)	4.85		5/4/2026	991,000	991,000	979,108

Auto Parts&Equipment — 0.8%*:
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV(a),(b)	5.00		5/7/2028	494,000	487,185	489,801
Tupy Overseas SA(a),(b)	4.50		2/16/2031	643,000	643,000	624,224

Total Auto Parts&Equipment				1,137,000	1,130,185	1,114,025

Building Materials — 0.1%*:
Cemex SAB de CV, 5 year CMT + 4.534%(a),(b)	5.13	(c),(d)		227,000	227,000	229,838

Chemicals — 1.8%*:
Braskem Idesa SAPI(a),(b)	7.45		11/15/2029	300,000	299,114	318,153
Grupo Idesa SA de CV(a),(b)	4.44		5/22/2026	1,078,470	1,048,535	595,855
UPL Corp. Ltd., 5 year CMT + 3.865%(a)	5.25	(c),(d)		1,750,000	1,790,380	1,784,475

Total Chemicals				3,128,470	3,138,029	2,698,483

Commercial Banks — 9.4%*:
Absa Group Ltd., 5 year CMT + 5.411%(a)	6.38	(c),(d)		925,000	925,000	960,844
Access Bank plc(a),(b)	6.13		9/21/2026	508,000	508,000	510,896
Ipoteka-Bank ATIB(a)	5.50		11/19/2025	544,000	544,000	566,032
Itau Unibanco Holding SA, 5 year CMT + 3.222%(a),(b)	4.63	(c),(d)		500,000	478,766	477,906
Kasikornbank PCL, 5 year CMT + 4.940%(a)	5.28	(c),(d)		500,000	500,000	523,219
National Bank of Greece SA, 5 year EUR Swap + 8.464%(a)	8.25	(c)	7/18/2029	750,000	844,200	983,853
Nova Ljubljanska Banka dd, 5 year EUR Swap + 3.833%(a)	3.65	(c)	11/19/2029	400,000	440,400	454,305
Oman Arab Bank SAOG, 5 year CMT + 6.807%(a)	7.63	(c),(d)		443,000	443,000	463,050
Piraeus Financial Holdings SA, 5 year EUR Swap + 5.774%(a)	5.50	(c)	2/19/2030	1,000,000	1,108,294	1,132,491
Piraeus Financial Holdings SA, 5 year EUR Swap + 9.195%(a)	8.75	(c),(d)		1,000,000	1,217,701	1,175,435
Piraeus Financial Holdings SA, 5 year EUR Swap + 9.952%(a)	9.75	(c)	6/26/2029	500,000	614,716	633,007
Sovcombank Via SovCom Capital DAC, 5 year CMT + 6.380%(a),(b)	7.75	(c),(d)		1,450,000	1,487,961	1,496,944
Sovcombank Via SovCom Capital DAC, 5 year CMT + 6.427%(a),(b)	8.00	(c)	4/7/2030	1,165,000	1,168,531	1,255,287
TBC Bank JSC, 5 year USD ICE Swap + 8.995%(a),(b)	10.78	(c),(d)		645,000	645,000	708,008
Tinkoff Bank JSC Via TCS Finance Ltd., 5 year CMT + 5.150%(a),(b)	6.00	(c),(d)		1,835,000	1,835,000	1,833,899

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Commercial Banks (continued):
TMB Bank PCL, 5 year CMT + 3.256%(a)	4.90	(c),(d)%		500,000	$475,955	$505,406

Total Commercial Banks				12,665,000	13,236,524	13,680,582

Commercial Services — 1.1%*:
Atento Luxco 1 SA(a),(b)	8.00		2/10/2026	633,000	633,000	692,660
India Toll Roads(a),(b)	5.50		8/19/2024	999,000	999,000	963,012

Total Commercial Services				1,632,000	1,632,000	1,655,672

Cosmetics/Personal Care — 0.4%*:
Oriflame Investment Holding plc(a),(b)	5.13		5/4/2026	521,000	521,000	533,400

Diversified Financial Services — 1.0%*:
Credito Real SAB de CV SOFOM ER(a),(b)	9.50		2/7/2026	500,000	485,541	453,775
IIFL Finance Ltd.(a)	5.88		4/20/2023	1,055,000	1,014,506	1,024,636

Total Diversified Financial Services				1,555,000	1,500,047	1,478,411

Electric — 3.6%*:
Alfa Desarrollo SpA(a),(b)	4.55		9/27/2051	1,913,000	1,913,000	1,862,784
Electricidad Firme de Mexico Holdings SA de CV(a),(b)	4.90		11/20/2026	863,000	863,000	859,462
FEL Energy VI Sarl(a),(b)	5.75		12/1/2040	696,232	696,232	728,439
India Cleantech Energy(a),(b)	4.70		8/10/2026	1,083,000	1,083,000	1,095,725
Infraestructura Energetica Nova SAB de CV(a),(b)	4.75		1/15/2051	312,000	303,107	321,516
Infraestructura Energetica Nova SAB de CV(a),(b)	4.88		1/14/2048	328,000	272,586	337,840

Total Electric				5,195,232	5,130,925	5,205,766

Energy-Alternate Sources — 0.7%*:
Aydem Yenilenebilir Enerji AS(a),(b)	7.75		2/2/2027	500,000	496,053	487,500
Investment Energy Resources Ltd.(a),(b)	6.25		4/26/2029	492,000	492,000	533,205

Total Energy-Alternate Sources				992,000	988,053	1,020,705

Engineering&Construction — 1.5%*:
Rutas 2 and 7 Finance Ltd.(a),(b)	Zero Coupon		9/30/2036	850,000	578,428	631,125
State Agency of Roads of Ukraine(a),(b)	6.25		6/24/2028	1,528,000	1,528,000	1,508,900

Total Engineering&Construction				2,378,000	2,106,428	2,140,025

Food — 1.3%*:
Aragvi Finance International DAC(a),(b)	8.45		4/29/2026	1,370,000	1,422,060	1,423,944
Ulker Biskuvi Sanayi AS(a),(b)	6.95		10/30/2025	494,000	494,000	523,576

Total Food				1,864,000	1,916,060	1,947,520

Housewares — 0.7%*:
Turkiye Sise ve Cam Fabrikalari AS(a),(b)	6.95		3/14/2026	1,000,000	1,051,071	1,095,500

Insurance — 0.6%*:
Sagicor Financial Co. Ltd.(a),(b)	5.30		5/13/2028	884,000	884,000	925,990

Internet — 0.8%*:
B2W Digital Lux Sarl(a),(b)	4.38		12/20/2030	706,000	705,973	685,703
Meituan(a),(b)	3.05		10/28/2030	529,000	528,333	489,957

Total Internet				1,235,000	1,234,306	1,175,660

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Iron/Steel — 0.9%*:
JSW Steel Ltd.(a),(b)	5.05%		4/5/2032	375,000	$374,993	$373,114
Metinvest BV(a),(b)	5.63		6/17/2025	750,000	816,995	908,612

Total Iron/Steel				1,125,000	1,191,988	1,281,726

Media — 0.7%*:
LCPR Senior Secured Financing DAC(b)	5.13		7/15/2029	978,000	978,000	1,009,785

Mining — 2.0%*:
Vedanta Resources Finance II plc(a),(b)	8.95		3/11/2025	1,370,000	1,370,000	1,368,287
Vedanta Resources Finance II plc(a),(b)	9.25		4/23/2026	550,000	548,368	521,813
Vedanta Resources Finance II plc(a),(b)	13.88		1/21/2024	900,000	936,104	973,125

Total Mining				2,820,000	2,854,472	2,863,225

Multi-National — 0.5%*:
European Bank for Reconstruction & Development, GGRRC9MX - 0.500%(a),(e)	8.95	(c)	10/29/2022	1,200,000	404,027	381,559
International Bank for Reconstruction & Development(a),(e)	7.25		11/22/2021	960,000	325,423	305,244

Total Multi-National				2,160,000	729,450	686,803

Oil and Gas — 4.4%*:
Petrobras Global Finance BV(a)	6.75		6/3/2050	300,000	294,411	324,975
Petrobras Global Finance BV(a)	6.90		3/19/2049	900,000	967,136	1,007,100
Petroleos Mexicanos(a)	5.95		1/28/2031	1,700,000	1,632,843	1,647,980
Petroleos Mexicanos(a)	6.95		1/28/2060	1,304,000	1,203,490	1,129,786
Tullow Oil plc(a),(b)	7.00		3/1/2025	1,840,000	1,348,478	1,596,200
Tullow Oil plc(a),(b)	10.25		5/15/2026	655,000	655,000	681,200

Total Oil and Gas				6,699,000	6,101,358	6,387,241

Oil and Gas Services — 1.3%*:
Borets Finance DAC(a),(b)	6.00		9/17/2026	531,000	531,000	552,774
Guara Norte Sarl(a),(b)	5.20		6/15/2034	1,280,906	1,280,844	1,287,311

Total Oil and Gas Services				1,811,906	1,811,844	1,840,085

Real Estate — 6.3%*:
China Aoyuan Group Ltd.(a)	7.95		2/19/2023	700,000	671,055	630,000
China Aoyuan Group Ltd.(a)	7.95		6/21/2024	1,000,000	957,151	860,000
CIFI Holdings Group Co. Ltd.(a)	4.45		8/17/2026	330,000	315,591	311,025
Kaisa Group Holdings Ltd., 5 year CMT + 15.718%(a)	10.88	(c),(d)		1,000,000	983,750	780,000
Kaisa Group Holdings Ltd.(a)	11.25		4/9/2022	750,000	753,419	671,437
Kaisa Group Holdings Ltd.(a)	11.25		4/16/2025	1,000,000	922,880	771,412
Kaisa Group Holdings Ltd.(a)	11.95		10/22/2022	1,250,000	1,224,003	1,061,000
Logan Group Co. Ltd.(a)	5.25		10/19/2025	200,000	193,765	194,024
New Metro Global Ltd.(a)	4.50		5/2/2026	200,000	187,526	182,759
New Metro Global Ltd.(a)	4.80		12/15/2024	200,000	192,025	188,500
Powerlong Real Estate Holdings Ltd.(a)	4.90		5/13/2026	330,000	310,241	308,351
Powerlong Real Estate Holdings Ltd.(a)	5.95		4/30/2025	200,000	193,019	191,525
Powerlong Real Estate Holdings Ltd.(a)	6.25		8/10/2024	200,000	193,273	192,500
Sunac China Holdings Ltd.(a)	6.80		10/20/2024	200,000	183,801	160,000
Sunac China Holdings Ltd.(a)	7.50		2/1/2024	263,000	246,959	213,687
Sunac China Holdings Ltd.(a)	7.95		8/8/2022	200,000	194,074	183,038
Times China Holdings Ltd.(a)	6.75		7/16/2023	200,000	197,017	193,537
Times China Holdings Ltd.(a)	6.75		7/8/2025	400,000	374,065	366,000
Yuzhou Group Holdings Co. Ltd.(a)	6.35		1/13/2027	802,000	802,000	513,280
Yuzhou Group Holdings Co. Ltd.(a)	7.70		2/20/2025	250,000	192,680	178,750
Yuzhou Group Holdings Co. Ltd.(a)	8.38		10/30/2024	250,000	200,130	191,875

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Real Estate (continued):
Yuzhou Group Holdings Co. Ltd.(a)	8.50%		2/4/2023	1,050,000	$990,995	$893,025

Total Real Estate				10,975,000	10,479,419	9,235,725

Retail — 1.5%*:
Eurotorg LLC Via Bonitron DAC(a),(b)	9.00		10/22/2025	723,000	723,000	760,596
Future Retail Ltd.(a)	5.60		1/22/2025	794,000	718,333	465,482
InRetail Consumer(a),(b)	3.25		3/22/2028	937,000	937,000	935,126

Total Retail				2,454,000	2,378,333	2,161,204

Sovereign — 0.3%*:
Ukreximbank Via Biz Finance plc, 5 year USD ICE Swap + 8.178%(a)	9.95	(c)	11/14/2029	500,000	500,000	508,739

Telecommunications — 1.2%*:
Oi Movel SA(a)	8.75		7/30/2026	1,256,000	1,256,000	1,281,120
Sixsigma Networks Mexico SA de CV(a),(b)	7.50		5/2/2025	500,000	463,000	486,031

Total Telecommunications				1,756,000	1,719,000	1,767,151

Transportation — 1.5%*:
MV24 Capital BV(a),(b)	6.75		6/1/2034	567,732	567,732	601,193
Prumo Participacoes e Investimentos SA(a),(b)	7.50		12/31/2031	267,388	274,140	296,850
Rumo Luxembourg Sarl(a),(b)	4.20		1/18/2032	650,000	647,347	635,310
Ukraine Railways Via Rail Capital Markets plc(a)	7.88		7/15/2026	600,000	600,000	605,175

Total Transportation				2,085,120	2,089,219	2,138,528

Total Corporate Bonds				70,538,728	68,293,820	67,571,894

Foreign Government — 44.6%*:
Albania — 0.6%*:
Albania Government International Bond(a),(b)	3.50		6/16/2027	740,000	833,630	922,753

Armenia — 0.5%*:
Republic of Armenia International Bond(a),(b)	3.60		2/2/2031	740,000	724,185	698,283

Belarus — 1.9%*:
Republic of Belarus International Bond(a),(b)	7.63		6/29/2027	1,000,000	1,024,928	983,500
Republic of Belarus Ministry of Finance(a),(b)	6.38		2/24/2031	2,030,000	2,039,018	1,781,325

Total Belarus				3,030,000	3,063,946	2,764,825

Brazil — 0.6%*:
Brazilian Government International Bond(a)	4.75		1/14/2050	200,000	207,875	176,663
Brazilian Government International Bond(a)	5.63		2/21/2047	700,000	796,579	698,600

Total Brazil				900,000	1,004,454	875,263

Colombia — 4.9%*:
Colombian TES(a)	7.25		10/26/2050	16,500,000,000	4,480,319	3,838,369
Colombian TES(a)	7.50		8/26/2026	11,978,000,000	3,697,495	3,253,324

Total Colombia				28,478,000,000	8,177,814	7,091,693

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Costa Rica — 0.3%*:
Costa Rica Government International Bond(a),(b)	6.13%	2/19/2031	500,000	$510,533	$513,375

Czech Republic — 0.9%*:
Czech Republic Government Bond(a)	1.50	4/24/2040	33,310,000	1,444,072	1,357,286

Egypt — 1.1%*:
Egypt Government International Bond(a),(b)	5.88	2/16/2031	1,345,000	1,325,378	1,227,313
Egypt Government International Bond(a),(b)	6.38	4/11/2031	350,000	392,822	396,300

Total Egypt			1,695,000	1,718,200	1,623,613

Guatemala — 0.7%*:
Republic of Guatemala(a)	4.65	10/7/2041	1,060,000	1,033,055	1,033,055

Honduras — 0.6%*:
Honduras Government International Bond(a),(b)	5.63	6/24/2030	800,000	843,814	831,900

Israel — 2.5%*:
Israel Government Bond(a)	3.75	3/31/2047	2,770,000	1,141,898	1,082,368
Israel Government Bond(a)	5.50	1/31/2042	5,400,000	2,738,901	2,616,936

Total Israel			8,170,000	3,880,799	3,699,304

Ivory Coast — 1.4%*:
Ivory Coast Government International Bond(a),(b)	5.75	12/31/2032	1,016,098	1,040,185	1,010,573
Ivory Coast Government International Bond(a),(b)	5.88	10/17/2031	550,000	600,277	663,691
Ivory Coast Government International Bond(a),(b)	6.63	3/22/2048	300,000	384,899	349,633

Total Ivory Coast			1,866,098	2,025,361	2,023,897

Jordan — 0.9%*:
Jordan Government International Bond(a),(b)	5.85	7/7/2030	1,230,000	1,235,731	1,273,050

Kenya — 0.8%*:
Kenya Government International Bond(a),(b)	8.00	5/22/2032	500,000	570,640	550,719
Kenya Government International Bond(a),(b)	8.25	2/28/2048	600,000	654,767	646,800

Total Kenya			1,100,000	1,225,407	1,197,519

Macedonia — 0.5%*:
North Macedonia Government International Bond(a),(b)	3.68	6/3/2026	550,000	598,083	696,024

Malaysia — 3.7%*:
Malaysia Government Bond(a)	3.96	9/15/2025	6,002,000	1,521,581	1,499,470
Malaysia Government Bond(a)	4.07	6/15/2050	9,900,000	2,312,860	2,273,701
Malaysia Government Bond(a)	4.94	9/30/2043	6,200,000	1,764,558	1,608,960

Total Malaysia			22,102,000	5,598,999	5,382,131

Mexico — 4.1%*:
Mexican Bonos(a)	5.75	3/5/2026	56,800,000	2,936,318	2,628,770
Mexican Bonos(a)	7.75	11/13/2042	19,200,000	875,902	921,444
Mexican Bonos(a)	8.00	11/7/2047	22,000,000	1,044,619	1,074,807
Mexican Bonos(a)	8.50	5/31/2029	25,300,000	1,388,005	1,312,633

Total Mexico			123,300,000	6,244,844	5,937,654

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Morocco — 0.6%*:
Morocco Government International Bond(a),(b)	2.00%	9/30/2030	530,000	$612,945	$598,781
Morocco Government International Bond(a),(b)	5.50	12/11/2042	200,000	228,260	224,975

Total Morocco			730,000	841,205	823,756

Oman — 1.0%*:
Oman Government International Bond(a),(b)	6.25	1/25/2031	550,000	550,000	587,125
Oman Government International Bond(a),(b)	7.38	10/28/2032	730,000	814,591	829,462

Total Oman			1,280,000	1,364,591	1,416,587

Romania — 1.3%*:
Romania Government Bond(a)	3.65	9/24/2031	4,350,000	1,054,686	957,107
Romanian Government International Bond(a),(b)	4.63	4/3/2049	750,000	1,108,481	1,015,931

Total Romania			5,100,000	2,163,167	1,973,038

Serbia — 1.5%*:
Serbia International Bond(a),(b)	2.05	9/23/2036	1,180,000	1,344,315	1,282,108
Serbia International Bond(a),(b)	3.13	5/15/2027	680,000	726,334	865,855

Total Serbia			1,860,000	2,070,649	2,147,963

South Africa — 5.8%*:
Republic of South Africa Government Bond(a)	8.75	1/31/2044	61,800,000	3,441,361	3,383,413
Republic of South Africa Government Bond(a)	10.50	12/21/2026	68,700,000	4,842,185	5,120,422

Total South Africa			130,500,000	8,283,546	8,503,835

Tajikistan — 0.5%*:
Republic of Tajikistan International Bond(a),(b)	7.13	9/14/2027	815,000	706,005	725,248

Thailand — 2.9%*:
Thailand Government Bond(a)	1.60	12/17/2029	36,905,000	1,210,917	1,080,481
Thailand Government Bond(a)	2.88	12/17/2028	22,913,000	798,717	738,349
Thailand Government Bond(a)	3.30	6/17/2038	73,500,000	2,673,367	2,411,478

Total Thailand			133,318,000	4,683,001	4,230,308

Turkey — 0.8%*:
Turkey Government Bond(a)	11.70	11/13/2030	15,000,000	1,383,411	1,232,992

Ukraine — 3.1%*:
Ukraine Government International Bond(a),(b)	6.88	5/21/2029	1,380,000	1,427,331	1,397,940
Ukraine Government International Bond(a),(b)	7.38	9/25/2032	1,375,000	1,434,100	1,403,617
Ukraine Government International Bonds(a),(b)	9.75	11/1/2028	1,460,000	1,536,408	1,713,493

Total Ukraine			4,215,000	4,397,839	4,515,050

Uruguay — 0.9%*:
Uruguay Government International Bond(a)	3.88	7/2/2040	50,502,999	1,277,815	1,343,431

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Uzbekistan — 0.2%*:
Republic of Uzbekistan Bond(a),(b)	3.70%	11/25/2030	250,000	$250,000	$241,500

Total Foreign Government			29,022,664,097	67,584,156	65,075,333

Total Fixed Income			29,093,202,825	135,877,976	132,647,227

	COUNTERPARTY	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Purchased Options — 0.0%*:
Call Options Purchased — 0.0%*:
USD Call, BRL Put	Bank of America N.A.	$6.32	10/1/2021	2,783,641	2,783,640	3,062	(3,059)	3
USD Call, EUR Put	BNP Paribas S.A.	1.15	10/8/2021	10,000,000	10,000,000	26,930	(26,920)	10

Total Call Options Purchased				12,783,641	12,783,640	29,992	(29,979)	13

Total Investments					29,105,986,465	135,907,968		132,647,240

Written Options* – (0.1%)								(87,188)

Other assets and liabilities – 9.2%*								13,333,730

Net Assets – 100.0%								$145,893,782

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Mexico	9.8%
Brazil	8.2%
China	7.3%
South Africa	7.1%
India	6.5%
Ukraine	6.3%
Colombia	5.3%
Malaysia	4.1%
Thailand	4.0%
Russia	3.9%
Greece	3.0%
Israel	2.8%
Belarus	2.7%
Turkey	2.5%
Ghana	1.7%
Serbia	1.6%
Ivory Coast	1.5%
Romania	1.5%
Oman	1.4%
Chile	1.4%
Uzbekistan	1.3%
Egypt	1.2%
Guatemala	1.2%
Moldova	1.1%
Czech Republic	1.0%
Uruguay	1.0%
Jordan	1.0%
Other (Individually less than 1%)	9.6%

Total	100.0%

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

(b)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Variable rate security. The interest rate shown is the rate in effect at September 30, 2021.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).

A summary of outstanding derivatives at September 30, 2021 is as follows:

	COUNTERPARTY	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Written Options — (0.1)%*:
Call Options Written — (0.1)%*:
OTC – BCM Swaption	Barclays Bank plc	$23.14	10/1/2021	(2,783,641)	(2,783,641)	$(47,378)	$47,375	$(3)
OTC – BCM Swaption	Bank of America N.A.	5.97	1/10/2022	(6,500,000)	(6,500,000)	(133,099)	45,929	(87,170)
OTC – BCM Swaption	Bank of America N.A.	6.32	10/1/2021	(2,783,641)	(2,783,641)	(60,127)	60,124	(3)
OTC – BCM Swaption	Bank of America N.A.	22.96	10/4/2021	(2,783,641)	(2,783,641)	(42,103)	42,100	(3)
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	22.80	10/4/2021	(2,783,641)	(2,783,641)	(40,920)	40,917	(3)
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	85.96	10/1/2021	(2,783,641)	(2,783,641)	(47,879)	47,876	(3)
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	6.36	10/4/2021	(2,783,641)	(2,783,641)	(60,683)	60,680	(3)

Total Call Options Written						$(432,189)	$345,001	$(87,188)

Total Written Options						$(432,189)	$345,001	$(87,188)

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/26/21	Bank of America N.A.	AUD	3,480,864	$2,516,715	$2,550,543	$(33,828)
10/13/21	JPMorgan Chase Bank N.A.	BRL	28,936,180	5,306,227	5,441,177	(134,950)
11/9/21	JPMorgan Chase Bank N.A.	BRL	46,138,315	8,425,077	8,799,061	(373,984)
10/13/21	Citibank N.A.	CLP	5,916,269,960	7,291,501	7,768,854	(477,353)
11/16/21	Goldman Sachs & Co.	CZK	118,011,522	5,386,222	5,445,094	(58,872)
10/26/21	JPMorgan Chase Bank N.A.	PHP	141,193,125	2,757,128	2,789,000	(31,872)
10/19/21	Bank of America N.A.	PLN	28,393,349	7,138,775	7,336,593	(197,818)
11/16/21	Bank of America N.A.	PLN	28,289,107	7,111,903	7,290,933	(179,030)
10/19/21	JPMorgan Chase Bank N.A.	RUB	229,719,754	3,149,284	3,050,322	98,962
10/19/21	Morgan Stanley & Co.	RUB	229,113,687	3,140,976	3,113,000	27,976
11/16/21	Citibank N.A.	RUB	630,917,836	8,612,230	8,416,502	195,728
11/16/21	JPMorgan Chase Bank N.A.	UAH	28,864,264	1,073,418	1,058,870	14,548
10/19/21	JPMorgan Chase Bank N.A.	ZAR	59,197,502	3,923,349	4,028,000	(104,651)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(1,255,144)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/13/21	JPMorgan Chase Bank N.A.	BRL	23,693,320	$4,344,807	$4,574,000	$229,193
11/9/21	JPMorgan Chase Bank N.A.	CAD	9,161,780	7,232,967	7,214,000	(18,967)
10/19/21	Morgan Stanley & Co.	CHF	5,027,004	5,396,024	5,498,200	102,176
11/16/21	Goldman Sachs & Co.	CHF	3,297,182	3,541,618	3,586,707	45,089
11/16/21	JPMorgan Chase Bank N.A.	CHF	1,627,998	1,748,689	1,775,000	26,311
10/26/21	BNP Paribas S.A.	CNH	59,336,351	9,188,665	9,100,277	(88,388)
10/13/21	Citibank N.A.	COP	8,124,769,100	2,132,514	2,095,794	(36,720)
11/9/21	Citibank N.A.	COP	19,171,513,097	5,022,033	4,896,063	(125,970)
11/16/21	Bank of America N.A.	EUR	678,768	786,888	798,369	11,481
11/16/21	BNP Paribas S.A.	EUR	728,359	844,378	861,000	16,622
11/16/21	HSBC Bank USA	EUR	1,891,198	2,192,443	2,230,015	37,572
10/19/21	Bank of America N.A.	ILS	11,996,632	3,721,411	3,705,308	(16,103)
10/26/21	Barclays Bank plc	JPY	344,004,067	3,091,371	3,120,044	28,673
10/26/21	JPMorgan Chase Bank N.A.	JPY	36,213,774	325,433	330,000	4,567
11/24/21	Bank of America N.A.	JPY	387,114,655	3,479,465	3,527,530	48,065
10/13/21	Goldman Sachs & Co.	MXN	127,278,790	6,156,946	6,346,645	189,699
10/19/21	Bank of America N.A.	PLN	13,741,029	3,454,827	3,571,000	116,173
10/19/21	JPMorgan Chase Bank N.A.	RON	32,383,414	7,574,115	7,727,000	152,885
10/26/21	Canadian Imperial Bank of Commerce	SGD	976,906	719,447	714,220	(5,227)
11/24/21	Canadian Imperial Bank of Commerce	SGD	2,045,342	1,506,207	1,503,486	(2,721)
10/26/21	Citibank N.A.	THB	237,834,156	7,028,099	7,212,888	184,789
10/26/21	Goldman Sachs & Co.	THB	133,477,375	3,944,313	4,085,000	140,687
11/23/21	Citibank N.A.	THB	249,253,498	7,364,351	7,551,071	186,720
10/19/21	JPMorgan Chase Bank N.A.	ZAR	86,332,236	5,721,720	5,822,439	100,719
11/16/21	Standard Chartered Bank	ZAR	38,207,444	2,522,563	2,570,119	47,556

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$1,374,881

Currency Legend

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
CNH – Chinese Yuan Renminbi
COP – Colombian Peso
CZK – Czech Koruna
EUR – Euro
HUF – Hungarian Forint
ILS – Israeli Shekel
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
PHP – Philippines Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
SGD – Singapore Dollar
THB – Thai Baht
UAH – Ukraine Hryvnia
ZAR – South African Rand

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

FUTURES

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
Short Future
U.S. Ultra Bond	12/21/21	13	(2,592,188)	Short	$(2,483,813)	$108,375

Centrally Cleared Interest Rate Swaps

FLOATING RATE REFERENCE	PAY/ RECEIVE FLOATING RATE	FIXED RATE	MATURITY DATE	PAY/RECEIVE PAYMENT FREQUENCY	NOTIONAL AMOUNT	CLEARED EXCHANGE	UNREALIZED APPRECIATION (DEPRECIATION)
ILS-TELBOR03 Rate	Receive	0.48%	2/19/26	1Y/3M	7,300,000	LCH	$17,961
BRL-CDI Rate	Pay	7.40%	1/02/29	At Maturity	5,424,561	CME	(194,537)
BRL-CDI Rate	Pay	5.28%	1/02/23	At Maturity	28,007,008	CME	(191,004)
BRL-CDI Rate	Pay	5.76%	1/02/23	At Maturity	22,869,409	CME	(123,233)
BRL-CDI Rate	Pay	5.86%	1/02/23	At Maturity	11,440,946	CME	(57,829)
BRL-CDI Rate	Pay	5.86%	1/02/23	At Maturity	11,441,936	CME	(58,016)
HUF-BUBOR rate	Receive	2.60%	5/22/25	1Y/6M	2,302,600,000	LCH	88,903
HUF-BUBOR rate	Receive	2.67%	5/24/25	1Y/6M	2,048,600,000	LCH	71,422
BRL-CDI Rate	Pay	8.71%	1/02/29	1Y/At Maturity	11,158,731	CME	(248,250)
ILS-TELBOR03 Rate	Receive	1.42%	5/12/31	1Y/3M	6,600,000	LCH	(20,555)
ILS-TELBOR03 Rate	Receive	1.44%	5/19/31	1Y/3M	7,100,000	LCH	(24,370)
PLN-WIBOR Rate	Receive	2.19%	5/21/26	1Y/6M	30,900,000	LCH	24,373
PLN-WIBOR Rate	Receive	2.24%	5/24/26	1Y/6M	27,500,000	LCH	15,375
BRL-CDI Rate	Pay	6.74%	1/02/23	At Maturity	13,050,205	CME	(49,684)
KRW-KSDA Rate	Pay	1.48%	6/24/23	3M/3M	13,571,000,000	LCH	(25,262)
BRL-CDI Rate	Pay	5.00%	1/02/23	At Maturity	15,843,633	CME	(96,115)
BRL-CDI Rate	Pay	4.98%	1/02/23	At Maturity	7,925,069	CME	(48,675)
THB-THBFIX Rate	Pay	1.50%	9/08/30	6M/6M	33,191,000	LCH	(27,819)
THB-THBFIX Rate	Pay	1.51%	9/10/30	6M/6M	49,455,000	LCH	(41,123)
BRL-CDI Rate	Pay	6.38%	1/02/23	At Maturity	15,433,848	CME	84,254
BRL-CDI Rate	Pay	7.49%	1/02/29	At Maturity	9,935,952	CME	(280,632)
BRL-CDI Rate	Pay	7.48%	1/02/29	At Maturity	989,335	CME	(28,104)
BRL-CDI Rate	Pay	5.00%	1/02/23	At Maturity	10,352,374	CME	(62,802)

Total Centrally Cleared Interest Rate Swaps							$(1,275,722)

OTC Cross Currency Swaps

NOTIONAL AMOUNT	FUND PAYS	PAY/RECEIVE PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	NOTIONAL AMOUNT (USD)	FUND RECEIVES	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
750,000 EUR	8.25%	1Y/6M	07/18/2029	Citibank N.A.	843,675	11.44%	$(525)	$37,871	$38,396
750,000 EUR	5.63%	6M/6M	06/17/2025	Citibank N.A.	819,150	8.12%	(1,088)	(21,405)	(20,317)
550,000 EUR	5.88%	1Y/6M	10/17/2031	Citibank N.A.	605,000	8.46%	(495)	(29,112)	(28,617)
400,000 EUR	3.65%	1Y/6M	11/19/2029	Citibank N.A.	440,600	6.02%	200	(13,489)	(13,689)
350,000 EUR	6.38%	1Y/6M	04/11/2031	Citibank N.A.	392,700	9.37%	(122)	20,282	20,404
680,000 EUR	3.13%	1Y/6M	05/15/2027	Citibank N.A.	735,080	4.32%	(339)	(75,703)	(75,364)
550,000 EUR	3.68%	1Y/6M	06/03/2026	Citibank N.A.	604,450	4.79%	(467)	(47,422)	(46,955)
740,000 EUR	3.50%	1Y/6M	06/16/2027	Citibank N.A.	839,530	4.74%	629	(35,123)	(35,752)
362,000 EUR	2.00%	1Y/6M	09/30/2030	Citibank N.A.	429,332	3.47%	(109)	5,011	5,120
168,000 EUR	2.00%	1Y/6M	09/30/2030	Citibank N.A.	198,408	3.43%	50	711	661
500,000 EUR	9.75%	1Y/6M	06/26/2024	Citibank N.A.	602,000	10.88%	(100)	29,595	29,695
1,000,000 EUR	5.50%	1Y/6M	02/19/2025	Citibank N.A.	1,214,500	6.71%	(700)	34,315	35,015
1,000,000 EUR	8.75%	6M/6M	06/16/2026	JP Morgan Chase Bank N.A.	1,218,000	10.22%	$300	$83,451	$83,151

Total OTC Cross Currency Swaps							$(2,766)	$(11,018)	$(8,252)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

OTC – Interest Rate Swap

COUNTER- PARTY	NOTIONAL AMOUNT	FUND RECEIVES/ PAYS FLOATING RATE	FLOATING RATE INDEX	ANNUAL FIXED RATE	FREQUENCY OF FUND RECEIPT/ PAYMENT	MATURITY DATE	UPFRONT PREMIUMS PAID/ (RECEIVED)	VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
Bank of America N.A.	BRL 18,084,492	Pay	BRL-CDI	5.88%	At Maturity	01/02/2023	—	$39,874	$39,874

OTC Credit Default Swaps - Sell Protection(1)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(2)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(3)	UNREALIZED DEPRECIATION
Brazil Government International Bond	1.00%	3M	12/20/2026	Morgan Stanley & Co.	2,230,000	2,230,000	$(44,805)	$(75,131)	$(30,326)
Brazil Government International Bond	1.00%	3M	12/20/2026	JPMorgan Chase Bank N.A.	1,110,000	1,110,000	(59,071)	(63,104)	(4,033)
Colombia Government International Bond	1.00%	3M	12/20/2026	Morgan Stanley & Co.	1,530,000	1,530,000	(65,480)	(77,641)	(12,161)
Indonesia Government International Bond	1.00%	3M	12/20/2026	Citibank N.A.	3,080,000	3,080,000	32,695	29,559	(3,136)
Mexico Government International Bond	1.00%	3M	12/20/2026	Morgan Stanley & Co.	2,445,000	2,445,000	14,693	(1,180)	(15,873)

Total OTC Credit Default Swaps							$(121,968)	$(187,497)	$(65,529)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

Abbreviation Legend

OTC	Over the Counter
PIK	Payment-in-kind

See accompanying Notes to the Schedule of Investments.

Barings Global Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2021

	SHARES	COST	FAIR VALUE
Equities — 94.9%*:
Common Stocks — 94.9%*:
Communication Services — 9.6%*:
Mail.Ru Group Ltd.(a),(b)	5,891	$145,728	$121,237
NetEase, Inc.(b)	1,528	149,644	130,491
PT Telekomunikasi Indonesia Persero Tbk(b)	634,000	169,625	163,456
Tencent Holdings Ltd.(b)	13,400	556,162	794,224

Total Communication Services	654,819	1,021,159	1,209,408

Consumer Discretionary — 14.3%*:
Alibaba Group Holding Ltd.(a),(b)	2,043	353,963	302,466
Hyundai Motor Co.(b)	1,060	230,603	179,054
JD.com, Inc.(a),(b)	3,262	296,173	235,647
Li Auto, Inc.(a),(b)	2,173	70,440	57,128
Meituan(a),(b),(c)	8,300	315,692	262,925
Prosus NV(b)	1,548	124,542	123,708
Samsonite International SA(a),(b),(c)	96,900	206,895	209,119
Topsports International Holdings Ltd.(b),(c)	189,000	224,491	216,079
Yum China Holdings, Inc.(b)	3,628	212,912	210,823

Total Consumer Discretionary	307,914	2,035,711	1,796,949

Consumer Staples — 4.0%*:
Atacadao SA(b)	36,000	130,639	117,405
CP ALL Public Company Limited(b)	89,200	185,278	167,407
Natura & Co. Holding SA(a),(b)	13,100	128,985	109,621
X5 Retail Group NV(b)	3,532	134,034	114,684

Total Consumer Staples	141,832	578,936	509,117

Energy — 3.9%*:
Reliance Industries Ltd.(b),(c)	7,307	241,603	497,607

Financials — 21.5%*:
AIA Group Ltd.(b)	21,000	174,125	242,651
Axis Bank Ltd.(a),(b)	4,245	212,873	216,919
B3 SA—Brasil Bolsa Balcao(b)	57,321	135,087	134,099
BB Seguridade Participacoes SA(b)	29,900	132,109	109,536
China Construction Bank Corp.(b)	394,000	323,072	282,417
Grupo Financiero Banorte SAB de CV(b)	33,227	182,431	212,950
Hana Financial Group, Inc.(b)	8,102	278,900	317,511
HDFC Bank Ltd.(b)	6,237	290,658	455,862
Ping An Bank Co. Ltd.(b)	50,300	164,300	139,563
Ping An Insurance Group Co. of China Ltd.(b)	30,500	284,884	208,632
PT Bank Negara Indonesia Persero Tbk(b)	443,700	218,213	166,630
Sberbank of Russia PJSC(b)	11,527	149,452	216,131

Total Financials	1,090,059	2,546,104	2,702,901

Industrials — 1.8%*:
NARI Technology Co. Ltd.(b)	40,800	139,939	226,724

Information Technology — 27.4%*:
Hon Hai Precision Industry Co. Ltd.(b)	52,000	201,444	195,976
Infosys Ltd.(b)	14,099	121,697	313,703
Luxshare Precision Industry Co. Ltd.(b)	21,900	178,302	121,020
MediaTek, Inc.(b)	6,000	93,974	194,900
Powertech Technology, Inc.(b)	44,000	139,191	165,037
Samsung Electronics Co. Ltd.(b)	16,342	664,502	1,022,755
Sunny Optical Technology Group Co. Ltd.(b)	5,400	62,423	142,064

See accompanying Notes to the Schedule of Investments.

Barings Global Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	SHARES	COST	FAIR VALUE
Common Stocks (continued):
Information Technology (continued):
Taiwan Semiconductor Manufacturing Co. Ltd.(b)	52,000	$432,977	$1,082,536
United Microelectronics Corp.(b)	93,000	180,841	213,636

Total Information Technology	304,741	2,075,351	3,451,627

Materials — 5.6%*:
Anglo American plc(b)	7,424	148,406	262,716
China Resources Cement Holdings Ltd.(b)	156,000	182,259	150,496
LG Chem Ltd.(b)	438	138,261	287,068

Total Materials	163,862	468,926	700,280

Real Estate — 2.3%*:
China Resources Land Ltd.(b)	36,000	121,453	151,914
Emaar Properties PJSC(b)	119,041	133,196	132,227

Total Real Estate	155,041	254,649	284,141

Utilities — 4.5%*:
China Longyuan Power Group Corp. Ltd.(b)	112,000	106,517	276,811
ENN Natural Gas Co. Ltd.(b)	41,900	126,214	118,526
Kunlun Energy Co. Ltd.(b)	160,000	148,587	166,893

Total Utilities	313,900	381,318	562,230

Total Common Stocks	3,180,275	9,743,696	11,940,984

Total Equities	3,180,275	9,743,696	11,940,984

Total Investments	3,180,275	9,743,696	11,940,984

Other assets and liabilities – 5.1%*			639,240

Net Assets – 100.0%			$12,580,224

*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	Non-income producing security.
(b)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

China	33.3%
Taiwan	15.5%
Republic of Korea	15.1%
India	12.4%
Hong Kong	5.6%
Brazil	4.0%
Russia	3.8%
Indonesia	2.8%
South Africa	2.2%
Mexico	1.8%
Thailand	1.4%
United Arab Emirates	1.1%
Netherlands	1.0%

Total	100.0%

(c)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2021

	SHARES	COST	FAIR VALUE
Equities — 0.7%*:
Common Stocks — 0.7%*:
Oil and Gas — 0.7%*:
Fieldwood Energy LLC(a)	4,100	$88,420	$—
Fieldwood Energy LLC(a)	1,006	35,210	—
Tourmaline Oil Corp.(a),(b)	40,609	—	32,062
Tourmaline Oil Corp.(b)	9,384	131,780	327,840

Total Oil and Gas	55,099	255,410	359,902

Total Common Stocks	55,099	255,410	359,902

Total Equities	55,099	255,410	359,902

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 95.9%*:
Bank Loans — 10.5%*(c):
Aerospace and Defense — 0.9%*:
AAdvantage Loyalty IP Ltd., 3M LIBOR + 4.750%	5.50%	4/20/2028	278,582	275,979	287,906
United Airlines, Inc., 3M LIBOR + 3.750%	4.50	4/21/2028	173,890	173,072	174,958

Total Aerospace and Defense			452,472	449,051	462,864

Broadcasting and Entertainment — 0.4%*:
Clear Channel Outdoor Holdings, Inc., 3M LIBOR + 3.500%	3.63	8/21/2026	231,636	222,466	226,635

Chemicals, Plastics and Rubber — 0.2%*:
Consolidated Energy Finance SA, 6M LIBOR + 2.500%	2.66	5/7/2025	122,750	119,856	120,601

Containers, Packaging and Glass — 0.1%*:
Hoffmaster Group, Inc., 3M LIBOR + 4.000%	5.00	11/21/2023	67,645	63,948	65,024

Diversified/Conglomerate Service — 4.6%*:
CoreLogic, Inc., 1M LIBOR + 6.500%	7.00	6/4/2029	195,313	193,434	199,219
Finastra USA, Inc., 6M LIBOR + 3.500%	4.50	6/13/2024	1,194,492	1,173,741	1,184,160
Finastra USA, Inc., 6M LIBOR + 7.250%	8.25	6/13/2025	525,000	513,268	527,446
Jack Ohio Finance LLC, 1M LIBOR + 4.750%	5.50	10/4/2028	150,376	149,624	149,624
Rent-A-Center, Inc., 1M LIBOR + 3.250%	3.75	2/17/2028	39,746	39,858	39,846
SonicWall U.S. Holdings, Inc., 3M LIBOR + 7.500%	7.63	5/18/2026	51,897	51,593	51,326
Spin Holdco Inc., 3M LIBOR + 4.000%	4.75	3/1/2028	347,642	345,242	348,473

Total Diversified/Conglomerate Service			2,504,466	2,466,760	2,500,094

Electronics — 1.7%*:
Ivanti Software, Inc., 3M LIBOR + 4.750%	5.75	12/1/2027	26,604	26,355	26,650
McAfee Enterprise, 3M LIBOR + 5.000%	5.75	7/27/2028	401,322	397,399	401,198
McAfee Enterprise, 3M LIBOR + 8.250%	9.00	5/3/2029	107,000	106,733	106,866
Renaissance Holding Corp., 1M LIBOR + 7.000%	7.08	5/29/2026	368,428	365,610	369,043

Total Electronics			903,354	896,097	903,757

Healthcare, Education and Childcare — 0.4%*:
Radiology Partners, Inc., 1M LIBOR + 4.250%	4.33	7/9/2025	234,000	231,615	233,707

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Leisure, Amusement, Entertainment — 0.4%*:
MSG National Properties LLC, 3M LIBOR + 6.250%	7.00%	11/12/2025	200,015	$206,507	$204,516

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.4%*:
Pro Mach Group, Inc., 1M LIBOR + 4.000%	5.00	8/31/2028	238,018	236,839	239,039

Retail Stores — 0.5%*:
Great Outdoors Group LLC, 3M LIBOR + 4.250%	5.00	3/6/2028	259,232	258,039	260,010

Telecommunications — 0.9%*:
Syniverse Holdings, Inc., 3M LIBOR + 5.000%	6.00	3/9/2023	488,440	449,647	488,063

Total Bank Loans			5,702,028	5,600,825	5,704,310

Corporate Bonds — 85.4%*:
Aerospace and Defense — 3.6%*:
American Airlines Inc/AAdvantage Loyalty IP Ltd.(d)	5.50	4/20/2026	357,000	357,000	375,296
American Airlines Inc/AAdvantage Loyalty IP Ltd.(d)	5.75	4/20/2029	114,000	114,000	122,841
American Airlines, Inc.(d)	11.75	7/15/2025	212,000	228,654	262,350
TransDigm, Inc.(d)	8.00	12/15/2025	221,000	221,000	235,641
Triumph Group, Inc.(d)	6.25	9/15/2024	216,000	216,000	215,886
Triumph Group, Inc.	7.75	8/15/2025	595,000	597,105	587,562
United Airlines, Inc.(d)	4.38	4/15/2026	66,000	66,000	67,733
United Airlines, Inc.(d)	4.63	4/15/2029	70,000	70,000	72,341

Total Aerospace and Defense			1,851,000	1,869,759	1,939,650

Automobile — 3.0%*:
Adient Global Holdings Ltd.(d)	4.88	8/15/2026	67,000	63,411	68,621
Clarios Global LP(d)	6.75	5/15/2025	75,000	75,000	79,125
Clarios Global LP/Clarios US Finance Co.(d)	8.50	5/15/2027	236,000	245,155	251,045
Ford Motor Co.	7.45	7/16/2031	190,000	219,815	247,000
Ford Motor Co.	8.50	4/21/2023	257,000	257,000	282,685
Ford Motor Co.	9.63	4/22/2030	235,000	242,349	333,186
Gates Global LLC / Gates Global Co.(d)	6.25	1/15/2026	106,000	106,000	109,975
JB Poindexter & Co., Inc.(d)	7.13	4/15/2026	250,000	261,330	263,125

Total Automobile			1,416,000	1,470,060	1,634,762

Beverage, Food and Tobacco — 2.7%*:
JBS Finance Luxembourg Sarl(d)	3.63	1/15/2032	233,000	230,526	237,371
JBS USA Food Co(d)	7.00	1/15/2026	200,000	201,668	209,090
JBS USA LUX SA/JBS USA Finance, Inc.(d)	6.75	2/15/2028	250,000	250,000	271,252
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(d)	5.50	1/15/2030	125,000	125,000	139,028
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(d)	6.50	4/15/2029	500,000	500,000	558,750
Triton Water Holdings, Inc.(d)	6.25	4/1/2029	15,000	14,925	15,244
Welbilt, Inc.	9.50	2/15/2024	54,000	54,486	55,501

Total Beverage, Food and Tobacco			1,377,000	1,376,605	1,486,236

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Broadcasting and Entertainment — 5.9%*:
Altice USA, Inc.(d)	5.75%	1/15/2030	147,000	$152,253	$149,179
Banijay Entertainment SASU(b),(d)	5.38	3/1/2025	170,000	170,000	175,312
Clear Channel Outdoor Holdings, Inc.(d)	7.50	6/1/2029	138,000	138,050	143,520
Clear Channel Outdoor Holdings, Inc.(d)	7.75	4/15/2028	192,000	192,904	202,080
Clear Channel Worldwide Holdings, Inc.(d)	5.13	8/15/2027	201,000	201,000	207,997
CSC Holdings LLC(d)	4.63	12/1/2030	226,000	223,917	214,135
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.(d)	5.88	8/15/2027	126,000	126,000	131,513
DISH DBS Corp.	5.00	3/15/2023	79,000	78,412	81,864
DISH Network Corp.	3.38	8/15/2026	267,000	256,349	277,546
iHeartCommunications, Inc.	8.38	5/1/2027	194,000	192,893	207,337
Midas OpCo Holdings LLC(d)	5.63	8/15/2029	142,000	142,000	146,934
Millennium Escrow Corp.(d)	6.63	8/1/2026	180,000	182,284	185,391
Nexstar Broadcasting, Inc.(d)	4.75	11/1/2028	50,000	51,544	51,868
Outfront Media Capital LLC / Outfront Media Capital Corp.(d)	4.25	1/15/2029	133,000	133,000	131,823
Radiate Holdco LLC / Radiate Finance, Inc.(d)	6.50	9/15/2028	138,000	141,472	140,713
Sirius XM Radio, Inc.(d)	3.13	9/1/2026	89,000	89,000	90,224
Sirius XM Radio, Inc.(d)	3.88	9/1/2031	216,000	216,000	211,005
Terrier Media Buyer, Inc.(d)	8.88	12/15/2027	420,000	429,828	444,100

Total Broadcasting and Entertainment			3,108,000	3,116,906	3,192,541

Buildings and Real Estate — 4.4%*:
Ashton Woods USA LLC / Ashton Woods Finance Co.(d)	4.63	4/1/2030	112,000	112,000	112,700
Empire Communities Corp.(d)	7.00	12/15/2025	115,000	115,000	120,175
Mattamy Group Corp.(b),(d)	4.63	3/1/2030	330,000	329,205	337,212
Mattamy Group Corp.(b),(d)	5.25	12/15/2027	25,000	25,000	26,125
New Enterprise Stone & Lime Co, Inc.(d)	5.25	7/15/2028	158,000	158,000	159,777
New Enterprise Stone & Lime Co., Inc.(d)	9.75	7/15/2028	448,000	464,830	487,200
Park River Holdings, Inc.(d)	5.63	2/1/2029	96,000	96,000	93,000
Realogy Group LLC / Realogy Co-Issuer Corp.(d)	5.75	1/15/2029	195,000	195,000	202,266
RLJ Lodging Trust LP(d)	3.75	7/1/2026	60,000	60,000	60,300
Service Properties Trust	3.95	1/15/2028	29,000	25,425	27,332
Service Properties Trust	4.38	2/15/2030	47,000	41,260	44,685
Service Properties Trust	4.95	2/15/2027	23,000	21,417	22,943
Service Properties Trust	5.50	12/15/2027	127,000	127,000	135,278
Service Properties Trust	7.50	9/15/2025	200,000	206,828	224,765
STL Holding Co. LLC(d)	7.50	2/15/2026	175,000	175,000	184,625
Tri Pointe Homes Inc	5.70	6/15/2028	121,000	121,000	131,587

Total Buildings and Real Estate			2,261,000	2,272,965	2,369,970

Cargo Transport — 0.7%*:
Carriage Purchaser, Inc.(d)	7.88	10/15/2029	132,000	132,000	131,607
Seaspan Corp.(d)	5.50	8/1/2029	234,000	234,000	238,732

Total Cargo Transport			366,000	366,000	370,339

Chemicals, Plastics and Rubber — 2.7%*:
Consolidated Energy Finance SA(d)	5.63	10/15/2028	236,000	236,000	236,000
Consolidated Energy Finance SA(d)	6.88	6/15/2025	361,000	360,130	373,635
Kraton Polymers LLC / Kraton Polymers Capital Corp.(d)	4.25	12/15/2025	91,000	91,000	95,095

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Chemicals, Plastics and Rubber (continued):
LBC Tank Terminals Holding Netherlands BV(d)	6.88%	5/15/2023	250,000	$247,393	$249,653
LSF11 A5 HoldCo LLC(d)	6.63	10/15/2029	86,000	86,000	86,000
Olympus Water US Holding Corp.(d)	4.25	10/1/2028	231,000	231,000	227,535
Univar Solutions USA, Inc.(d)	5.13	12/1/2027	177,000	177,000	186,071

Total Chemicals, Plastics and Rubber			1,432,000	1,428,523	1,453,989

Containers, Packaging and Glass — 0.9%*:
Mauser Packaging Solutions Holding Co.(d)	7.25	4/15/2025	302,000	293,464	300,159
Trident TPI Holdings, Inc.(d)	9.25	8/1/2024	171,000	167,698	179,697

Total Containers, Packaging and Glass			473,000	461,162	479,856

Diversified/Conglomerate Manufacturing — 0.6%*:
Alta Equipment Group, Inc.(d)	5.63	4/15/2026	33,000	33,000	33,908
Arcosa, Inc.(d)	4.38	4/15/2029	60,000	60,000	60,750
Avaya Holdings Corp.	2.25	6/15/2023	136,000	135,588	142,460
Unifrax Escrow Issuer Corp.(d)	7.50	9/30/2029	68,000	68,000	69,684

Total Diversified/Conglomerate Manufacturing			297,000	296,588	306,802

Diversified/Conglomerate Service — 2.8%*:
APX Group, Inc.(d)	5.75	7/15/2029	264,000	264,000	260,396
Austin BidCo, Inc.(d)	7.13	12/15/2028	81,000	81,097	81,607
Endure Digital, Inc.(d)	6.00	2/15/2029	200,000	200,000	190,000
Everi Holdings, Inc.(d)	5.00	7/15/2029	31,000	31,000	31,765
First Student Bidco, Inc. / First Transit Parent, Inc.(d)	4.00	7/31/2029	233,000	233,000	229,796
Iron Mountain, Inc.(d)	5.25	7/15/2030	235,000	235,000	249,389
Prime Security Services Borrower LLC / Prime Finance, Inc.(d)	6.25	1/15/2028	143,000	141,537	147,831
Rent-A-Center, Inc.(d)	6.38	2/15/2029	63,000	63,000	67,961
Sabre GLBL, Inc.(d)	9.25	4/15/2025	50,000	50,000	57,790
Veritas US, Inc. / Veritas Bermuda Ltd.(d)	7.50	9/1/2025	125,000	127,598	130,000
WASH Multifamily Acquisition, Inc.(d)	5.75	4/15/2026	68,000	68,000	70,805

Total Diversified/Conglomerate Service			1,493,000	1,494,232	1,517,340

Finance — 6.9%*:
Alliance Data Systems Corp.(d)	7.00	1/15/2026	78,000	77,979	83,460
Aretec Escrow Issuer, Inc.(d)	7.50	4/1/2029	164,000	165,679	168,920
Coinbase Global, Inc.(d)	3.38	10/1/2028	112,000	112,000	107,800
Coinbase Global, Inc.(d)	3.63	10/1/2031	91,000	91,000	87,132
Ford Motor Credit Co. LLC	4.13	8/17/2027	225,000	225,000	238,725
Ford Motor Credit Co. LLC	4.13	8/4/2025	200,000	166,374	211,500
Ford Motor Credit Co. LLC	5.13	6/16/2025	233,000	233,000	253,096
Global Aircraft Leasing Co. Ltd., Cash Rate 6.50%, PIK Rate 7.25%.(d)	6.50	9/15/2024	714,105	700,608	701,608
HCRX Investments Holdco LP(d)	4.50	8/1/2029	76,000	76,000	76,380
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.25	5/15/2026	500,000	500,000	522,500
Jefferson Capital Holdings LLC(d)	6.00	8/15/2026	108,000	108,000	110,938
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(d)	4.75	6/15/2029	239,000	239,000	237,805
Midcap Financial Issuer Trust(d)	5.63	1/15/2030	67,000	65,594	66,330

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Finance (continued):
Midcap Financial Issuer Trust(d)	6.50%	5/1/2028	214,000	$220,553	$223,031
MoneyGram International, Inc.(d)	5.38	8/1/2026	118,000	118,980	119,770
OneMain Finance Corp.	4.00	9/15/2030	160,000	160,000	159,200
OneMain Finance Corp.	5.38	11/15/2029	302,000	303,788	327,323
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer(d)	5.88	10/1/2028	81,000	81,000	85,464

Total Finance			3,682,105	3,644,555	3,780,982

Healthcare, Education and Childcare — 7.8%*:
AdaptHealth LLC(d)	4.63	8/1/2029	94,000	92,753	93,930
AdaptHealth LLC(d)	5.13	3/1/2030	152,000	152,000	152,078
Bausch Health Cos., Inc.(d)	8.50	1/31/2027	175,000	179,524	187,687
Bausch Health Cos., Inc.(d)	4.88	6/1/2028	163,000	163,369	168,909
Bausch Health Cos., Inc.(d)	5.00	1/30/2028	130,000	130,000	123,334
Bausch Health Cos., Inc.(d)	5.00	2/15/2029	253,000	253,000	235,606
Bausch Health Cos., Inc.(d)	5.25	1/30/2030	188,000	188,000	175,310
Bausch Health Cos., Inc.(d)	5.25	2/15/2031	405,000	395,089	372,442
Bausch Health Cos., Inc.(d)	6.25	2/15/2029	134,000	131,250	132,596
Centene Corp.	4.63	12/15/2029	209,000	209,000	227,810
CHS/Community Health Systems, Inc.(d)	4.75	2/15/2031	99,000	99,000	99,643
CHS/Community Health Systems, Inc.(d)	5.63	3/15/2027	71,000	71,000	74,346
CHS/Community Health Systems, Inc.(d)	6.00	1/15/2029	33,000	33,000	34,980
CHS/Community Health Systems, Inc.(d)	6.13	4/1/2030	128,000	128,000	124,320
Emergent BioSolutions, Inc.(d)	3.88	8/15/2028	425,000	411,758	414,447
ModivCare Escrow Issuer, Inc.(d)	5.00	10/1/2029	88,000	88,000	91,216
ModivCare, Inc.(d)	5.88	11/15/2025	142,000	143,164	150,165
Molina Healthcare, Inc.(d)	4.38	6/15/2028	165,000	165,000	171,187
Mozart Debt Merger Sub, Inc.(d)	5.25	10/1/2029	158,000	158,000	158,000
Par Pharmaceutical, Inc.(d)	7.50	4/1/2027	300,000	300,000	305,625
Radiology Partners, Inc.(d)	9.25	2/1/2028	237,000	241,351	254,876
RP Escrow Issuer LLC(d)	5.25	12/15/2025	181,000	181,000	186,204
Tenet Healthcare Corp.(d)	4.88	1/1/2026	125,000	125,000	129,365
Tenet Healthcare Corp.(d)	6.13	10/1/2028	150,000	150,000	157,485

Total Healthcare, Education and Childcare			4,205,000	4,188,258	4,221,561

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.8%*:
BCPE Ulysses Intermediate, Inc., Cash Rate 7.75%,. PIK Rate 8.50%.(d)	7.75	4/1/2027	257,000	258,863	255,072
Staples, Inc.(d)	7.50	4/15/2026	253,000	259,586	256,795
Staples, Inc.(d)	10.75	4/15/2027	190,000	195,427	185,013
Tempur Sealy International, Inc.(d)	3.88	10/15/2031	261,000	261,000	261,326

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			961,000	974,876	958,206

Hotels, Motels, Inns and Gaming — 1.9%*:
Caesars Entertainment, Inc.(d)	4.63	10/15/2029	55,000	55,000	55,756
Caesars Resort Collection LLC/CRC Finco, Inc.(d)	5.75	7/1/2025	125,000	125,000	131,406
CCM Merger, Inc.(d)	6.38	5/1/2026	159,000	159,000	167,348
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower ESC(d)	4.88	7/1/2031	110,000	110,000	110,413
RLJ Lodging Trust LP(d)	4.00	9/15/2029	182,000	182,000	182,000

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Hotels, Motels, Inns and Gaming (continued):
Scientific Games International, Inc.(d)	7.25%	11/15/2029	60,000	$51,431	$67,418
Travel & Leisure Co.(d)	6.63	7/31/2026	170,000	170,000	193,591
Wyndham Hotels & Resorts, Inc.(d)	4.38	8/15/2028	123,000	123,000	128,403

Total Hotels, Motels, Inns and Gaming			984,000	975,431	1,036,335

Insurance — 0.7%*:
AmWINS Group, Inc.(d)	4.88	6/30/2029	96,000	96,000	97,440
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., 7.625% CASH 8.375% PIK(d)	7.63	10/15/2025	250,000	250,000	265,469

Total Insurance			346,000	346,000	362,909

Leisure, Amusement, Entertainment — 3.1%*:
Caesars Entertainment, Inc.(d)	6.25	7/1/2025	125,000	125,000	131,595
Caesars Entertainment, Inc.(d)	8.13	7/1/2027	300,000	298,164	337,125
Carnival Corp.(d)	5.75	3/1/2027	275,000	275,000	283,937
Carnival Corp.(d)	7.63	3/1/2026	85,000	85,000	90,737
Live Nation Entertainment, Inc.(d)	4.75	10/15/2027	50,000	49,175	50,812
NCL Corp. Ltd.(d)	5.88	3/15/2026	267,000	267,000	273,675
NCL Finance Ltd.(d)	6.13	3/15/2028	56,000	56,000	58,100
RHP Hotel Properties LP / RHP Finance Corp.	4.75	10/15/2027	229,000	229,000	237,008
Royal Caribbean Cruises Ltd.(d)	5.50	8/31/2026	222,000	222,000	228,203

Total Leisure, Amusement, Entertainment			1,609,000	1,606,339	1,691,192

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.5%*:
Diebold Nixdorf, Inc.(d)	9.38	7/15/2025	276,000	287,961	302,049

Mining, Steel, Iron and Non-Precious Metals — 5.1%*:
Atkore, Inc.(d)	4.25	6/1/2031	191,000	191,000	196,730
Compass Minerals International, Inc.(d)	4.88	7/15/2024	124,000	119,414	129,115
Coronado Finance Pty Ltd.(b),(d)	10.75	5/15/2026	239,000	246,072	260,510
First Quantum Minerals Ltd.(b),(d)	6.88	3/1/2026	229,000	229,000	238,160
First Quantum Minerals Ltd.(b),(d)	6.88	10/15/2027	250,000	250,000	264,531
First Quantum Minerals Ltd.(b),(d)	7.50	4/1/2025	158,000	152,978	162,081
Freeport-McMoRan, Inc.	4.13	3/1/2028	28,000	27,155	29,015
Freeport-McMoRan, Inc.	4.63	8/1/2030	82,000	82,000	88,663
Hecla Mining Co.	7.25	2/15/2028	228,000	245,178	245,593
Hudbay Minerals, Inc.(b),(d)	6.13	4/1/2029	111,000	111,000	116,255
Kinross Gold Corp.	6.88	9/1/2041	99,000	98,550	136,745
Novelis Corp.(d)	3.25	11/15/2026	28,000	28,000	28,397
Novelis Corp.(d)	3.88	8/15/2031	29,000	29,000	28,682
PIC AU Holdings LLC / PIC AU Holdings Corp.(b),(d)	10.00	12/31/2024	248,000	233,092	250,331
Southwestern Energy Co.	5.38	3/15/2030	34,000	34,000	36,705
Warrior Met Coal, Inc.(d)	8.00	11/1/2024	540,000	546,044	548,100

Total Mining, Steel, Iron and Non-Precious Metals			2,618,000	2,622,483	2,759,613

Oil and Gas — 15.8%*:
Antero Midstream Partners LP / Antero Midstream Finance Corp.(d)	5.38	6/15/2029	469,000	469,000	484,482
Antero Resources Corp.(d)	5.38	3/1/2030	58,000	58,000	61,083
Antero Resources Corp.(d)	7.63	2/1/2029	71,000	71,000	79,378

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas (continued):
Antero Resources Corp.(d)	8.38%	7/15/2026	51,000	$51,000	$57,769
Apache Corp.	4.75	4/15/2043	67,000	61,930	72,543
Apache Corp.	5.10	9/1/2040	51,000	41,623	57,119
Apache Corp.	5.35	7/1/2049	78,000	62,749	86,635
Buckeye Partners LP	5.85	11/15/2043	26,000	21,871	26,023
Chesapeake Energy Corp.(d)	5.50	2/1/2026	85,000	85,000	88,825
Chesapeake Energy Corp.(d)	5.88	2/1/2029	43,000	43,000	45,903
Comstock Resources, Inc.(d)	5.88	1/15/2030	63,000	63,060	65,520
Comstock Resources, Inc.(d)	6.75	3/1/2029	69,000	71,003	74,520
CVR Energy, Inc.(d)	5.25	2/15/2025	221,000	221,000	218,790
CVR Energy, Inc.(d)	5.75	2/15/2028	177,000	177,000	175,382
DCP Midstream Operating LP(d)	6.45	11/3/2036	4,000	3,328	4,970
EnLink Midstream Partners LP	4.15	6/1/2025	67,000	63,648	69,046
EnLink Midstream Partners LP	4.85	7/15/2026	23,000	20,410	24,143
EnLink Midstream Partners LP	5.45	6/1/2047	102,000	82,567	98,414
EnLink Midstream Partners LP	5.60	4/1/2044	191,000	129,937	182,405
EQM Midstream Partners LP(d)	4.50	1/15/2029	149,000	149,000	154,587
EQM Midstream Partners LP(d)	4.75	1/15/2031	134,000	134,000	139,363
EQM Midstream Partners LP(d)	6.00	7/1/2025	145,000	145,000	158,949
EQM Midstream Partners LP(d)	6.50	7/1/2027	119,000	119,000	133,845
EQT Corp.	7.50	2/1/2030	29,000	35,355	37,329
FirstEnergy Corp.	2.25	9/1/2030	75,000	72,052	72,375
FirstEnergy Corp.	5.35	7/15/2047	83,000	101,840	101,198
FirstEnergy Corp.	7.38	11/15/2031	23,000	30,639	31,419
Genesis Energy LP / Genesis Energy Finance Corp.	5.63	6/15/2024	56,000	52,854	55,860
Genesis Energy LP / Genesis Energy Finance Corp.	6.50	10/1/2025	390,000	375,058	389,025
Genesis Energy LP / Genesis Energy Finance Corp.	8.00	1/15/2027	252,000	252,000	255,830
Harvest Midstream I LP(d)	7.50	9/1/2028	262,000	266,102	279,069
Hilcorp Energy I LP / Hilcorp Finance Co.(d)	5.75	10/1/2025	17,000	11,368	17,191
Hilcorp Energy I LP / Hilcorp Finance Co.(d)	5.75	2/1/2029	65,000	65,000	66,787
Hilcorp Energy I LP / Hilcorp Finance Co.(d)	6.00	2/1/2031	50,000	50,000	51,375
Hilcorp Energy I LP / Hilcorp Finance Co.(d)	6.25	11/1/2028	142,000	125,048	147,143
ITT Holdings LLC(d)	6.50	8/1/2029	244,000	244,000	246,135
MEG Energy Corp.(b),(d)	7.13	2/1/2027	270,000	270,000	283,449
Murphy Oil Corp.	6.38	7/15/2028	100,000	100,000	105,750
Nabors Industries Ltd.(d)	7.25	1/15/2026	150,000	144,596	145,890
Nabors Industries Ltd.(d)	7.50	1/15/2028	72,000	72,000	68,220
Neptune Energy Bondco PLC(b),(d)	6.63	5/15/2025	242,000	242,093	248,957
NGL Energy Operating LLC / NGL Energy Finance Corp.(d)	7.50	2/1/2026	305,000	315,672	310,719
Occidental Petroleum Corp.	4.20	3/15/2048	12,000	8,582	11,490
Occidental Petroleum Corp.	4.40	4/15/2046	78,000	56,020	77,672
Occidental Petroleum Corp.	4.40	8/15/2049	31,000	22,303	30,419
Occidental Petroleum Corp.	4.50	7/15/2044	32,000	23,320	32,154
Occidental Petroleum Corp.	5.88	9/1/2025	193,000	193,104	216,305
Occidental Petroleum Corp.	6.13	1/1/2031	299,000	308,898	358,800
Occidental Petroleum Corp.	6.20	3/15/2040	217,000	198,465	255,561
Occidental Petroleum Corp.	6.38	9/1/2028	155,000	154,521	181,350

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas (continued):
Occidental Petroleum Corp.	6.45%	9/15/2036	86,000	$79,281	$108,199
Occidental Petroleum Corp.	6.60	3/15/2046	139,000	113,868	174,445
Occidental Petroleum Corp.	6.95	7/1/2024	36,000	24,531	40,680
Parkland Fuel Corp.(b),(d)	5.88	7/15/2027	125,000	125,000	132,500
Range Resources Corp.(d)	8.25	1/15/2029	87,000	87,748	97,879
Rockcliff Energy II LLC(d)	5.50	10/15/2029	88,000	88,000	89,320
Superior Plus LP / Superior General Partner, Inc.(d)	4.50	3/15/2029	87,000	87,000	89,827
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.88	2/1/2031	227,000	227,000	244,876
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50	3/1/2030	6,000	5,470	6,561
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.88	1/15/2029	24,000	23,788	26,820
Transocean Guardian Ltd.(d)	5.88	1/15/2024	18,090	17,008	18,000
Transocean Poseidon Ltd.(d)	6.88	2/1/2027	17,000	16,121	16,914
Transocean, Inc.(d)	7.25	11/1/2025	163,000	123,801	135,733
Transocean, Inc.(d)	7.50	1/15/2026	87,000	63,391	70,492
Transocean, Inc.(d)	8.00	2/1/2027	124,000	104,515	97,567
Venture Global Calcasieu Pass LLC(d)	3.88	8/15/2029	81,000	81,000	83,434
Venture Global Calcasieu Pass LLC(d)	4.13	8/15/2031	93,000	93,000	96,952
Weatherford International Ltd.(d)	6.50	9/15/2028	89,000	89,000	91,670
Western Midstream Operating LP	5.30	2/1/2030	56,000	50,389	61,880
Western Midstream Operating LP	5.30	3/1/2048	157,000	121,397	180,942
Western Midstream Operating LP	5.45	4/1/2044	79,000	64,816	90,743

Total Oil and Gas			8,176,090	7,821,140	8,592,600

Personal and Non-Durable Consumer Products Mfg. Only — 0.3%*:
Clearwater Paper Corp.(d)	4.75	8/15/2028	177,000	177,000	181,867

Personal Transportation — 0.3%*:
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.(d)	6.50	6/20/2027	150,000	148,401	163,072

Personal, Food and Miscellaneous — 0.3%*:
Simmons Foods Inc / Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed(d)	4.63	3/1/2029	153,000	153,000	154,148

Printing and Publishing — 1.4%*:
Cimpress plc(d)	7.00	6/15/2026	427,000	444,303	445,327
Getty Images, Inc.(d)	9.75	3/1/2027	91,000	97,184	96,915
Sylvamo Corp.(d)	7.00	9/1/2029	198,000	198,000	202,578

Total Printing and Publishing			716,000	739,487	744,820

Retail Stores — 2.6%*:
Ambience Merger Sub, Inc.(d)	7.13	7/15/2029	162,000	162,000	161,595
Foot Locker, Inc.(d)	4.00	10/1/2029	105,000	105,000	105,231
L Brands, Inc.	6.75	7/1/2036	52,000	62,734	64,480
L Brands, Inc.	6.88	11/1/2035	160,000	192,925	200,800
Macy’s Retail Holdings LLC(d)	5.88	4/1/2029	24,000	24,000	26,040
Magic Mergeco, Inc.(d)	5.25	5/1/2028	91,000	91,000	93,867
Magic Mergeco, Inc.(d)	7.88	5/1/2029	223,000	223,000	231,084
NMG Holding Co., Inc. / Neiman Marcus Group LLC(d)	7.13	4/1/2026	263,000	266,057	279,109

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Retail Stores (continued):
Nordstrom, Inc.	4.00%	3/15/2027	35,000	$35,157	$36,162
Nordstrom, Inc.	4.38	4/1/2030	35,000	35,041	35,783
Nordstrom, Inc.	5.00	1/15/2044	186,000	179,330	182,351

Total Retail Stores			1,336,000	1,376,244	1,416,502

Telecommunications — 9.0%*:
Altice Financing SA(b),(d)	5.00	1/15/2028	107,000	107,000	101,996
Altice France SA(b),(d)	5.13	7/15/2029	221,000	221,000	217,029
Boxer Parent Co., Inc.(d)	9.13	3/1/2026	158,000	158,000	165,672
CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.25	1/15/2034	315,000	315,000	313,425
CCO Holdings LLC / CCO Holdings Capital Corp.	4.50	5/1/2032	215,000	222,551	221,181
CommScope Technologies LLC(d)	6.00	6/15/2025	34,000	31,067	34,493
Consensus Cloud Solutions, Inc.(d)	6.00	10/15/2026	70,000	70,000	71,925
Consensus Cloud Solutions, Inc.(d)	6.50	10/15/2028	51,000	51,000	52,925
Consolidated Communications, Inc.(d)	6.50	10/1/2028	250,000	250,000	271,562
Frontier Communications Holdings LLC(d)	5.00	5/1/2028	200,000	200,000	210,000
Frontier Communications Holdings LLC(d)	6.75	5/1/2029	119,000	119,000	125,396
Hughes Satellite Systems Corp.	6.63	8/1/2026	426,000	429,705	484,374
LCPR Senior Secured Financing DAC(d)	5.13	7/15/2029	245,000	245,000	252,963
LCPR Senior Secured Financing DAC(b),(d)	6.75	10/15/2027	200,000	200,000	212,000
Midcontinent Communications / Midcontinent Finance Corp.(d)	5.38	8/15/2027	149,000	149,000	155,036
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.(d)	4.75	4/30/2027	84,000	84,000	84,000
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.(d)	6.00	2/15/2028	162,000	162,000	161,138
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.(d)	10.75	6/1/2028	74,000	81,189	83,250
Sprint Capital Corp.	6.88	11/15/2028	648,000	652,799	829,440
Sprint Capital Corp.	8.75	3/15/2032	52,000	71,931	77,681
Telecom Italia Capital SA(b)	6.00	9/30/2034	62,000	71,648	69,595
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(d)	7.13	12/15/2024	23,000	22,905	23,489
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(d)	7.88	2/15/2025	13,000	13,641	13,736
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC(d)	4.75	4/15/2028	99,000	99,000	101,104
Virgin Media Secured Finance plc(b),(d)	4.50	8/15/2030	250,000	254,692	254,063
Windstream Escrow LLC / Windstream Escrow Finance Corp.(d)	7.75	8/15/2028	253,000	256,559	264,246
Ziggo BV(b),(d)	5.50	1/15/2027	51,000	49,406	52,721

Total Telecommunications			4,531,000	4,588,093	4,904,440

Utilities — 0.6%*:
PG&E Corp.	5.00	7/1/2028	95,000	95,000	96,504
PG&E Corp.	5.25	7/1/2030	82,000	82,000	83,845
Pike Corp.(d)	5.50	9/1/2028	167,000	167,000	170,181

Total Utilities			344,000	344,000	350,530

Total Corporate Bonds			44,338,195	44,146,068	46,372,311

Total Fixed Income			50,040,223	49,746,893	52,076,621

Total Investments			50,095,322	50,002,303	52,436,523

Other assets and liabilities – 3.4%*					1,864,362

Net Assets – 100.0%					$54,300,885

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2021

PIK	Payment-in-kind
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
(b)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	92.8%
Canada	2.4%
Zambia	1.3%
Australia	1.0%
United Kingdom	0.9%
Other (Individually less than 1%)	1.6%

Total	100.0%

(c)

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2021. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(d)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying Notes to the Schedule of Investments.

Fair Value

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2021 in valuing the Funds’ investments:

Global Floating Rate Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3***	TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$301,218	$649,433	$779,954	$1,730,605
Warrant	—	28,801	—	28,801

Total Equities	301,218	678,234	779,954	1,759,406

Fixed Income:
Bank Loans	—	375,545,529	692,970	376,238,499
Corporate Bonds	—	16,726,021	0	16,726,021

Total Fixed Income	—	392,271,550	692,970	392,964,520

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	1,981,189	—	1,981,189

Total	$301,218	$394,930,973	$1,472,924	$396,705,115

Total Investments	$301,218	$394,930,973	$1,472,924	$396,705,115

***

None of the Level 3 assets, individually or collectively, had a material impact on the Fund. Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2021:

TYPE OF ASSETS	FAIR VALUE AS OF SEPTEMBER 30, 2021	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
CTI Foods Holding Co, LLC	$469,426	Discounted Cash Flow	Average Enterprise Valuation Multiple: 3 year projection, 7.1x; EBITDA: $52.5 million; 15% discount rate
Travelex Topco Ltd.	$—	Zero Value	Valued at zero
Don Jersey Topco Ltd.	$305,406	Priced at Cost	$1.04; Trade Price
Boomerang Tube LLC	$—	Zero Value	Valued at zero
Fieldwood Energy LLC	$—	Zero Value	Valued at zero
Fieldwood Energy LLC	$—	Zero Value	Valued at zero
Sabine Oil & Gas LLC	$5,122	Withholding Tax Reclaim	Residual Cash
Bank Loans
CTI Foods Holding Co, LLC, 6M LIBOR + 9.000%	$195,979	Discounted Cash Flow	Average Enterprise Valuation Multiple: 3 year projection, 7.1x; EBITDA: $52.5 million;: 15% discount rate
CTI Foods Holding Co, LLC, 6M LIBOR + 7.000%	$315,645	Discounted Cash Flow	Average Enterprise Valuation Multiple: 3 year projection, 7.1x; EBITDA: $52.5 million;: 15% discount rate
Boomerang Tube LLC	$—	Zero Value	Valued at zero
Naviera Armas SA, Term Loan A	$67,920	Priced at Cost	Cost less OID
Naviera Armas SA, Term Loan B	$12,843	Priced at Cost	Cost less OID
Naviera Armas SA, Term Loan C	$100,583	Priced at Cost	Cost less OID
Corporate Bonds
Galapagos S.A	$—	Zero Value	Valued at zero
Travelex Financing plc	$—	Zero Value	Valued at zero

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

Global Credit Income Opportunities Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3***	TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$1,042,365	$582,667	$396,270	$2,021,302
Warrant	—	84,583	—	84,583

Total Equities	1,042,365	667,250	396,270	2,105,885

Fixed Income:
Asset-Backed Securities	—	17,115,294	—	17,115,294
Bank Loans	—	79,129,757	303,340	79,433,097
Corporate Bonds	—	72,466,092	0	72,466,092

Total Fixed Income	—	168,711,143	303,340	169,014,483

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	1,245,224	—	1,245,224

Total	$1,042,365	$170,623,617	$699,610	$172,365,592

Liabilities:
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(44,625)	—	(44,625)

Total Investments	$1,042,365	$170,578,992	$699,610	$172,320,967

***

None of the Level 3 assets, individually or collectively, had a material impact on the Fund. Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2021:

TYPE OF ASSETS	FAIR VALUE AS OF SEPTEMBER 30, 2021	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Innovation Group	$—	Zero Value	Valued at zero
Travelex Topco Ltd.	$—	Zero Value	Valued at zero
Don Jersey Topco Ltd.	$268,441	Priced at Cost	$1.04; Trade Price
MModal, Inc.	$3,213	Analyst Priced	Analyst verified stale price and adjusted for cash receipts
Boomerang Tube LLC	$—	Zero Value	Valued at zero
Fieldwood Energy LLC	$—	Zero Value	Valued at zero
Fieldwood Energy LLC	$—	Zero Value	Valued at zero
Fieldwood Energy LLC	$27,543	Priced at Cost	$55.53; Trade Price
Tourmaline Oil Corp.	$97,073	Withholding Tax Reclaim	Residual cash
Bank Loans
Innovation Group plc (The)	$93,694	Priced at Cost	Priced at restructure cost
Innovation Group plc (The)	$40,762	Priced at Cost	Priced at restructure cost
Innovation Group plc (The)	$38,306	Priced at Cost	Priced at restructure cost
Innovation Group plc (The)	$40,279	Priced at Cost	Priced at restructure cost
Boomerang Tube LLC	$—	Zero Value	Valued at zero
Naviera Armas, Term Loan A	$33,920	Priced at Cost	Cost less OID
Naviera Armas, Term Loan B	$6,400	Priced at Cost	Cost less OID
Naviera Armas, Term Loan C	$49,979	Priced at Cost	Cost less OID
Corporate Bonds
Travelex Financing PLC	$—	Zero Value	Valued at zero

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

Active Short Duration Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3***	TOTAL INVESTMENTS
Assets:
Fixed Income:
Asset-Backed Securities	$—	$339,854,297	$10,920,896	$350,775,193
Corporate Bonds	—	592,956,278	—	592,956,278
Mortgage-Backed Securities	—	216,268,756	—	216,268,756
U.S. Treasury & Government Agencies	—	5,048,544	—	5,048,544

Total Fixed Income	—	1,154,127,875	10,920,896	1,165,048,771

Purchased Options:
Call Option Purchased	—	151,588	—	151,588
Put Options Purchased	—	1,129,587	—	1,129,587

Total Purchased Options	—	1,281,175	—	1,281,175

Short-Term Investments:
Commercial Paper	—	28,976,385	—	28,976,385

Total Short-Term Investments	—	28,976,385	—	28,976,385

Derivative Securities:
Futures*	3,071,347	—	—	3,071,347

Total	$3,071,347	$1,184,385,435	$10,920,896	$1,198,377,678

Liabilities:
Derivative Securities:
Futures**	(208,490)	—	—	(208,490)

Total Investments	$2,862,857	$1,184,385,435	$10,920,896	$1,198,169,188

*	Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.
***

None of the Level 3 assets, individually or collectively, had a material impact on the Fund. Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2021:

TYPE OF ASSETS	FAIR VALUE AS OF SEPTEMBER 30, 2021	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Asset-Backed Securities
SLM Student Loan Trust 2006-2	$1,981,956	Broker Quote	$501:00; Broker quote depth of 1
SoFi Alternative Trust 2019-C	$1,887,416	Broker Quote	$107.26; Broker quote depth of 1
Trafigura Securitization Finance plc	$7,051,524	Priced at Cost	$100.05; Trade Price

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

Emerging Markets Debt Blended Total Return Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3***	TOTAL INVESTMENTS
Assets:
Fixed Income:
Corporate Bonds	$—	$66,885,091	$686,803	$67,571,894
Foreign Government	—	65,075,333	—	65,075,333

Total Fixed Income	—	131,960,424	686,803	132,647,227

Purchased Options:
Call Options Purchased	—	13	—	13

Total Purchased Options	—	13	—	13

Derivative Securities:
Centrally Cleared Interest Rate Swaps*	—	302,288	—	302,288
Forward Foreign Currency Exchange Contracts	—	2,006,191	—	2,006,191
Futures*	108,375	—	—	108,375
OTC - Credit Default Swaps	—	29,559	—	29,559
OTC - Cross Currency Swaps	—	211,236	—	211,236
OTC - Interest Rate Swaps	—	39,874	—	39,874

Total Derivative Securities	108,375	2,589,148	—	2,697,523

Total	$108,375	$134,549,585	$686,803	$135,344,763

Liabilities:
Derivative Securities:
Call Options Written	—	(87,188)	—	(87,188)
Centrally Cleared Interest Rate Swaps*	—	(1,578,010)	—	(1,578,010)
Forward Foreign Currency Exchange Contracts	—	(1,886,454)	—	(1,886,454)
OTC - Credit Default Swaps	—	(217,056)	—	(217,056)
OTC - Cross Currency Swaps	—	(222,254)	—	(222,254)

Total Derivative Securities	—	(3,990,962)	—	(3,990,962)

Total Investments	$108,375	$130,558,623	$686,803	$131,353,801

*	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.
***

None of the Level 3 assets, individually or collectively, had a material impact on the Fund. Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2021:

TYPE OF ASSETS	FAIR VALUE AS OF SEPTEMBER 30, 2021	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Foreign Government
European Bank for Reconstruction and Development 10/29/22	$381,559	Broker Quote	$31.80: Broker quote depth of 1
International Bank for Reconstruction and Development 11/22/21	$305,244	Broker Quote	$31.80; Broker quote depth of 1

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

Global Emerging Markets Equity Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$11,940,984	$—	$—	$11,940,984

Total Equities	11,940,984	—	—	11,940,984

Total	$11,940,984	$—	$—	$11,940,984

Total Investments	$11,940,984	$—	$—	$11,940,984

U.S. High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$327,840	$—	$32,062	$359,902

Total Equities	327,840	—	32,062	359,902

Fixed Income:
Bank Loans	—	5,704,310	—	5,704,310
Corporate Bonds	—	46,372,311	—	46,372,311

Total Fixed Income	—	52,076,621	—	52,076,621

Total	$327,840	$52,076,621	$32,062	$52,436,523

Total Investments	$327,840	$52,076,621	$32,062	$52,436,523

***

None of the Level 3 assets, individually or collectively, had a material impact on the Fund. Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2021 is not presented.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2021:

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2021	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Fieldwood Energy LLC	$—	Zero Value	Valued at zero
Fieldwood Energy LLC	$—	Zero Value	Valued at zero
Tourmaline Oil Corp.	$32,062	Withholding Tax Reclaim	Residual cash

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.